UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 3.0%
	AH Mortgage Advance Trust,
2,006	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,998
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,640
3,628	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,619
880	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	874
	Ally Auto Receivables Trust,
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,391
670	Series 2010-3, Class A4, 1.550%, 08/17/15	679
392	Series 2010-4, Class A3, 0.910%, 11/17/14	393
1,078	Series 2011-1, Class A2, 0.810%, 10/15/13	1,079
720	Series 2011-1, Class A3, 1.380%, 01/15/15	726
	AmeriCredit Automobile Receivables Trust,
443	Series 2008-AF, Class A4, 6.960%, 10/14/14	458
152	Series 2010-1, Class A3, 1.660%, 03/17/14	153
890	Series 2010-3, Class A3, 1.140%, 04/08/15	890
978	Series 2010-4, Class A2, 0.960%, 05/08/14	978
375	Series 2010-4, Class A3, 1.270%, 04/08/15	376
604	Series 2011-1, Class A2, 0.840%, 06/09/14	604
375	Series 2011-1, Class A3, 1.390%, 09/08/15	376
2,248	Series 2011-3, Class A2, 0.840%, 11/10/14	2,245
433	Series 2011-4, Class A2, 0.920%, 03/09/15	433
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,410
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,195
343	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	341
	Bank of America Auto Trust,
414	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	415
333	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	334
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	484
794	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.627%, 04/25/36	596
	CarMax Auto Owner Trust,
543	Series 2010-1, Class A3, 1.560%, 07/15/14	546
1,260	Series 2011-1, Class A3, 1.290%, 09/15/15	1,268
885	Series 2011-1, Class A4, 2.160%, 09/15/16	907
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,346
586	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	555
1,933	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,824
1,500	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	1,502
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,418
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,096
567	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.637%, 12/25/33	484
1,976	Series 2011-5, Class 1A1, VAR, 0.447%, 02/25/46 (e) (f) (i)	1,801
	CNH Equipment Trust,
270	Series 2008-B, Class A4A, 5.600%, 11/17/14	271
22	Series 2009-C, Class A3, 1.850%, 12/16/13	22
524	Series 2010-A, Class A3, 1.540%, 07/15/14	525
1,445	Series 2010-C, Class A3, 1.170%, 05/15/15	1,447
950	Series 2011-A, Class A3, 1.200%, 05/16/16	953
747	Series 2011-A, Class A4, 2.040%, 10/17/16	764
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.857%, 10/25/34	410
860	Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.610%, 03/15/19 (e)	859

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
343	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	181
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,091
291	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.357%, 12/25/36	271
1,260	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	1,259
	Ford Credit Auto Owner Trust,
170	Series 2009-B, Class A3, 2.790%, 08/15/13	171
500	Series 2009-B, Class A4, 4.500%, 07/15/14	518
3,260	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	3,260
	Freedom Trust,
1,066	Series 2011-1, Class A13, VAR, 1.608%, 11/30/37 (e) (f) (i)	1,007
1,000	Series 2011-2, Class A11, VAR, 3.727%, 08/01/46 (e)	1,003
430	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	390
	Harley-Davidson Motorcycle Trust,
262	Series 2010-1, Class A2, 0.830%, 11/15/13	262
540	Series 2010-1, Class A3, 1.160%, 02/15/15	542
	Honda Auto Receivables Owner Trust,
93	Series 2009-2, Class A3, 2.790%, 01/15/13	93
550	Series 2011-1, Class A4, 1.800%, 04/17/17	560
	HSBC Home Equity Loan Trust,
1,252	Series 2006-1, Class A1, VAR, 0.415%, 01/20/36	1,166
793	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	798
2,410	Series 2007-3, Class APT, VAR, 1.455%, 11/20/36	2,132
	Huntington Auto Trust,
800	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	800
1,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	995
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	993
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	642
710	Series 2010-B, Class A4, 1.630%, 03/15/17	719
515	Series 2011-A, Class A3, 1.160%, 04/15/15	517
520	Series 2011-A, Class A4, 1.780%, 12/15/15	530
734	Series 2011-B, Class A3, 1.040%, 09/15/15	736
824	Series 2011-B, Class A4, 1.650%, 02/15/17	838
267	Indymac Residential Asset- Backed Trust, Series 2006-A, Class A3, VAR, 0.457%, 03/25/36	149
	John Deere Owner Trust,
22	Series 2009-A, Class A3, 2.590%, 10/15/13	22
490	Series 2011-A, Class A3, 1.290%, 01/15/16	494
355	Series 2011-A, Class A4, 1.960%, 04/16/18	363
491	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	490
1,496	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.607%, 07/25/34 (e)	1,423
	Long Beach Mortgage Loan Trust,
471	Series 2006-8, Class 2A2, VAR, 0.347%, 09/25/36	137
738	Series 2006-WL2, Class 2A3, VAR, 0.457%, 01/25/36	552
1,328	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.507%, 03/25/32	1,166
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,896
460	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	463
1,373	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.598%, 12/07/20	1,377
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.411%, 11/25/33	953
686	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	692

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		Nissan Auto Receivables Owner Trust,
750		Series 2010-A, Class A3, 0.870%, 07/15/14	751
450		Series 2010-A, Class A4, 1.310%, 09/15/16	454
6		PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	6
959		Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	959
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	123
2,546		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,545
		Santander Drive Auto Receivables Trust,
422		Series 2010-3, Class A2, 0.930%, 06/17/13	422
580		Series 2010-3, Class A3, 1.200%, 06/16/14	579
700		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	710
537		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	536
833		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	833
350		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.527%, 06/25/35	327
373		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	379
		Toyota Auto Receivables Owner Trust,
1,540		Series 2010-C, Class A3, 0.770%, 04/15/14	1,542
1,435		Series 2011-A, Class A3, 0.980%, 10/15/14	1,439
1,540		Series 2011-A, Class A4, 1.560%, 05/15/15	1,562
413		USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	414
		Westlake Automobile Receivables Trust,
433		Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	433
607		Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	606
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,392

		Total Asset-Backed Securities (Cost $96,717)	96,348

Collateralized Mortgage Obligations — 37.3%
		Agency CMO — 25.5%
		Federal Home Loan Banks,
1,199		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,251
2,624		Series 2000-1067, Class 1, 5.300%, 06/15/12	2,661
5,121		Series 9M-2012, Class A, 4.720%, 09/20/12	5,274
1,826		Series TQ-2015, Class A, 5.065%, 10/20/15	1,999
349		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	393
		Federal Home Loan Mortgage Corp. REMICS,
36		Series 11, Class D, 9.500%, 07/15/19	38
16		Series 22, Class C, 9.500%, 04/15/20	18
25		Series 23, Class F, 9.600%, 04/15/20	28
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
2		Series 47, Class F, 10.000%, 06/15/20	2
9		Series 99, Class Z, 9.500%, 01/15/21	10
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
10		Series 1065, Class J, 9.000%, 04/15/21	12
3		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	5
12		Series 1084, Class F, VAR, 1.200%, 05/15/21	12
9		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	17
22		Series 1116, Class I, 5.500%, 08/15/21	24
19		Series 1144, Class KB, 8.500%, 09/15/21	21
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
22	Series 1250, Class J, 7.000%, 05/15/22	27
34	Series 1343, Class LA, 8.000%, 08/15/22	41
42	Series 1343, Class LB, 7.500%, 08/15/22	51
72	Series 1370, Class JA, VAR, 1.400%, 09/15/22	72
71	Series 1455, Class WB, IF, 4.550%, 12/15/22	68
351	Series 1466, Class PZ, 7.500%, 02/15/23	402
6	Series 1470, Class F, VAR, 2.276%, 02/15/23	6
374	Series 1498, Class I, VAR, 1.400%, 04/15/23	374
509	Series 1502, Class PX, 7.000%, 04/15/23	580
67	Series 1505, Class Q, 7.000%, 05/15/23	77
162	Series 1518, Class G, IF, 8.850%, 05/15/23	191
52	Series 1541, Class M, HB, IF, 22.463%, 07/15/23	72
143	Series 1541, Class O, VAR, 1.370%, 07/15/23	144
14	Series 1570, Class F, VAR, 2.776%, 08/15/23	15
523	Series 1573, Class PZ, 7.000%, 09/15/23	596
334	Series 1591, Class PV, 6.250%, 10/15/23	352
14	Series 1595, Class D, 7.000%, 10/15/13	14
46	Series 1596, Class D, 6.500%, 10/15/13	48
27	Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	46
11	Series 1607, Class SA, HB, IF, 20.128%, 10/15/13	12
1,418	Series 1608, Class L, 6.500%, 09/15/23	1,612
348	Series 1609, Class LG, IF, 16.792%, 11/15/23	413
797	Series 1638, Class H, 6.500%, 12/15/23	916
623	Series 1642, Class PJ, 6.000%, 11/15/23	640
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	16
18	Series 1686, Class SH, IF, 18.675%, 02/15/24	27
220	Series 1695, Class EB, 7.000%, 03/15/24	251
41	Series 1699, Class FC, VAR, 0.850%, 03/15/24	42
227	Series 1700, Class GA, PO, 02/15/24	205
586	Series 1706, Class K, 7.000%, 03/15/24	675
20	Series 1709, Class FA, VAR, 1.350%, 03/15/24	20
56	Series 1745, Class D, 7.500%, 08/15/24	64
1,446	Series 1760, Class ZD, VAR, 1.700%, 02/15/24	1,511
508	Series 1798, Class F, 5.000%, 05/15/23	555
8	Series 1807, Class G, 9.000%, 10/15/20	9
141	Series 1829, Class ZB, 6.500%, 03/15/26	152
11	Series 1844, Class E, 6.500%, 10/15/13	12
143	Series 1863, Class Z, 6.500%, 07/15/26	163
39	Series 1865, Class D, PO, 02/15/24	30
91	Series 1890, Class H, 7.500%, 09/15/26	105
276	Series 1899, Class ZE, 8.000%, 09/15/26	320
14	Series 1935, Class FL, VAR, 0.950%, 02/15/27	15
203	Series 1963, Class Z, 7.500%, 01/15/27	235
29	Series 1970, Class PG, 7.250%, 07/15/27	33
317	Series 1981, Class Z, 6.000%, 05/15/27	345
127	Series 1987, Class PE, 7.500%, 09/15/27	148
336	Series 2019, Class Z, 6.500%, 12/15/27	387
30	Series 2025, Class PE, 6.300%, 01/15/13	30
105	Series 2033, Class SN, HB, IF, 25.701%, 03/15/24	69
281	Series 2038, Class PN, IO, 7.000%, 03/15/28	50
557	Series 2040, Class PE, 7.500%, 03/15/28	648
96	Series 2043, Class CJ, 6.500%, 04/15/28	110
441	Series 2054, Class PV, 7.500%, 05/15/28	448
76	Series 2055, Class OE, 6.500%, 05/15/13	76

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
856	Series 2075, Class PH, 6.500%, 08/15/28	983
962	Series 2075, Class PM, 6.250%, 08/15/28	1,010
338	Series 2086, Class GB, 6.000%, 09/15/28	352
368	Series 2089, Class PJ, IO, 7.000%, 10/15/28	66
1,355	Series 2095, Class PE, 6.000%, 11/15/28	1,527
209	Series 2102, Class TC, 6.000%, 12/15/13	216
137	Series 2102, Class TU, 6.000%, 12/15/13	143
551	Series 2115, Class PE, 6.000%, 01/15/14	561
427	Series 2125, Class JZ, 6.000%, 02/15/29	451
91	Series 2132, Class SB, HB, IF, 29.485%, 03/15/29	151
61	Series 2134, Class PI, IO, 6.500%, 03/15/19	9
15	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
413	Series 2136, Class PG, 6.000%, 03/15/29	466
49	Series 2141, Class IO, IO, 7.000%, 04/15/29	9
113	Series 2163, Class PC, IO, 7.500%, 06/15/29	23
1,370	Series 2169, Class TB, 7.000%, 06/15/29	1,588
612	Series 2172, Class QC, 7.000%, 07/15/29	710
565	Series 2176, Class OJ, 7.000%, 08/15/29	649
316	Series 2201, Class C, 8.000%, 11/15/29	379
255	Series 2209, Class TC, 8.000%, 01/15/30	297
436	Series 2210, Class Z, 8.000%, 01/15/30	518
109	Series 2224, Class CB, 8.000%, 03/15/30	131
264	Series 2230, Class Z, 8.000%, 04/15/30	309
219	Series 2234, Class PZ, 7.500%, 05/15/30	256
188	Series 2247, Class Z, 7.500%, 08/15/30	220
268	Series 2256, Class MC, 7.250%, 09/15/30	311
547	Series 2259, Class ZM, 7.000%, 10/15/30	636
16	Series 2261, Class ZY, 7.500%, 10/15/30	18
61	Series 2262, Class Z, 7.500%, 10/15/30	71
564	Series 2271, Class PC, 7.250%, 12/15/30	656
1,050	Series 2283, Class K, 6.500%, 12/15/23	1,126
298	Series 2296, Class PD, 7.000%, 03/15/31	347
93	Series 2306, Class K, PO, 05/15/24	86
219	Series 2306, Class SE, IF, IO, 8.400%, 05/15/24	48
290	Series 2313, Class LA, 6.500%, 05/15/31	312
610	Series 2325, Class PM, 7.000%, 06/15/31	667
1,002	Series 2344, Class QG, 6.000%, 08/15/16	1,069
3,446	Series 2344, Class ZD, 6.500%, 08/15/31	3,802
315	Series 2344, Class ZJ, 6.500%, 08/15/31	348
274	Series 2345, Class NE, 6.500%, 08/15/31	287
305	Series 2345, Class PQ, 6.500%, 08/15/16	320
360	Series 2351, Class PZ, 6.500%, 08/15/31	385
3,287	Series 2353, Class AZ, 6.000%, 09/15/31	3,485
394	Series 2353, Class TD, 6.000%, 09/15/16	415
333	Series 2355, Class BP, 6.000%, 09/15/16	355
206	Series 2359, Class PM, 6.000%, 09/15/16	216
1,334	Series 2359, Class ZB, 8.500%, 06/15/31	1,577
611	Series 2360, Class PG, 6.000%, 09/15/16	655
139	Series 2363, Class PF, 6.000%, 09/15/16	149
259	Series 2366, Class MD, 6.000%, 10/15/16	278
509	Series 2367, Class ME, 6.500%, 10/15/31	558
949	Series 2391, Class QR, 5.500%, 12/15/16	1,011
374	Series 2394, Class MC, 6.000%, 12/15/16	401
1,081	Series 2396, Class FM, VAR, 0.698%, 12/15/31	1,086

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
635	Series 2399, Class OH, 6.500%, 01/15/32	703
1,083	Series 2399, Class TH, 6.500%, 01/15/32	1,200
920	Series 2410, Class NG, 6.500%, 02/15/32	1,028
317	Series 2410, Class OE, 6.375%, 02/15/32	348
719	Series 2410, Class QS, IF, 18.855%, 02/15/32	898
291	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	78
813	Series 2412, Class SP, IF, 15.604%, 02/15/32	1,016
1,274	Series 2420, Class XK, 6.500%, 02/15/32	1,409
686	Series 2423, Class MC, 7.000%, 03/15/32	760
695	Series 2423, Class MT, 7.000%, 03/15/32	770
364	Series 2425, Class OB, 6.000%, 03/15/17	392
1,748	Series 2430, Class WF, 6.500%, 03/15/32	2,015
911	Series 2434, Class TC, 7.000%, 04/15/32	1,037
565	Series 2435, Class CJ, 6.500%, 04/15/32	657
45	Series 2435, Class VH, 6.000%, 07/15/19	45
807	Series 2436, Class MC, 7.000%, 04/15/32	934
592	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	120
371	Series 2450, Class GZ, 7.000%, 05/15/32	432
474	Series 2450, Class SW, IF, IO, 7.752%, 03/15/32	101
2,491	Series 2455, Class GK, 6.500%, 05/15/32	2,851
241	Series 2458, Class QE, 5.500%, 06/15/17	256
777	Series 2462, Class JG, 6.500%, 06/15/32	893
2,129	Series 2464, Class SI, IF, IO, 7.752%, 02/15/32	387
518	Series 2466, Class PG, 6.500%, 04/15/32	544
942	Series 2466, Class PH, 6.500%, 06/15/32	1,093
787	Series 2474, Class NR, 6.500%, 07/15/32	894
1,109	Series 2484, Class LZ, 6.500%, 07/15/32	1,274
1,874	Series 2500, Class MC, 6.000%, 09/15/32	2,061
124	Series 2503, Class BH, 5.500%, 09/15/17	133
639	Series 2508, Class AQ, 5.500%, 10/15/17	687
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,233
15	Series 2513, Class TG, 6.000%, 02/15/32	16
23	Series 2513, Class YO, PO, 02/15/32	23
545	Series 2515, Class DE, 4.000%, 03/15/32	558
472	Series 2518, Class PX, 5.500%, 09/15/13	484
678	Series 2535, Class BK, 5.500%, 12/15/22	741
1,396	Series 2537, Class TE, 5.500%, 12/15/17	1,491
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,292
2,163	Series 2544, Class HC, 6.000%, 12/15/32	2,417
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,819
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,691
1,690	Series 2568, Class KG, 5.500%, 02/15/23	1,861
212	Series 2571, Class SK, HB, IF, 33.431%, 09/15/23	371
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,299
683	Series 2586, Class WI, IO, 6.500%, 03/15/33	124
1,833	Series 2587, Class WX, 5.000%, 03/15/18	2,006
560	Series 2594, Class VQ, 6.000%, 08/15/20	565
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,531
170	Series 2597, Class DS, IF, IO, 7.302%, 02/15/33	8
188	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	8
703	Series 2610, Class DS, IF, IO, 6.852%, 03/15/33	18
307	Series 2611, Class SH, IF, IO, 7.402%, 10/15/21	3
912	Series 2611, Class UH, 4.500%, 05/15/18	965
60	Series 2617, Class AK, 4.500%, 05/15/18	60

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,475	Series 2617, Class GR, 4.500%, 05/15/18	1,576
79	Series 2619, Class HR, 3.500%, 11/15/31	81
62	Series 2619, Class IM, IO, 5.000%, 10/15/21	—	(h)
2,895	Series 2626, Class NS, IF, IO, 6.302%, 06/15/23	263
1,875	Series 2631, Class LC, 4.500%, 06/15/18	2,010
822	Series 2636, Class Z, 4.500%, 06/15/18	878
960	Series 2637, Class SA, IF, IO, 5.852%, 06/15/18	95
159	Series 2638, Class DS, IF, 8.352%, 07/15/23	174
737	Series 2640, Class UG, IO, 5.000%, 01/15/32	56
1,675	Series 2640, Class UP, IO, 5.000%, 01/15/32	121
9	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
3,480	Series 2645, Class BI, IO, 4.500%, 02/15/18	175
779	Series 2650, Class PO, PO, 12/15/32	733
2,681	Series 2650, Class SO, PO, 12/15/32	2,511
1,338	Series 2651, Class VZ, 4.500%, 07/15/18	1,428
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,018
96	Series 2672, Class SJ, IF, 6.935%, 09/15/16	96
5,661	Series 2675, Class CK, 4.000%, 09/15/18	5,997
1,117	Series 2682, Class YS, IF, 8.631%, 10/15/33	1,095
16,600	Series 2684, Class PO, PO, 01/15/33	15,225
308	Series 2684, Class TO, PO, 10/15/33	301
341	Series 2686, Class NS, IF, IO, 7.352%, 10/15/21	8
422	Series 2690, Class SJ, IF, 8.778%, 10/15/33	418
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,649
533	Series 2691, Class WS, IF, 8.628%, 10/15/33	523
664	Series 2692, Class SC, IF, 12.791%, 07/15/33	744
819	Series 2695, Class DE, 4.000%, 01/15/17	830
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,286
293	Series 2695, Class OB, PO, 10/15/33	249
278	Series 2696, Class CO, PO, 10/15/18	260
178	Series 2700, Class S, IF, 8.628%, 11/15/33	175
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,278
440	Series 2705, Class SC, IF, 8.628%, 11/15/33	432
831	Series 2705, Class SD, IF, 8.681%, 11/15/33	786
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,254
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,838
2,853	Series 2716, Class UN, 4.500%, 12/15/23	3,101
1,335	Series 2720, Class PC, 5.000%, 12/15/23	1,448
5,621	Series 2727, Class BS, IF, 8.703%, 01/15/34	5,537
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,859
2,564	Series 2744, Class TU, 5.500%, 05/15/32	2,719
579	Series 2751, Class BA, 4.000%, 10/15/18	589
965	Series 2755, Class PA, PO, 02/15/29	952
1,036	Series 2755, Class SA, IF, 13.704%, 05/15/30	1,143
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,066
150	Series 2771, Class FG, VAR, 0.000%, 03/15/34	143
38	Series 2776, Class SK, IF, 8.703%, 04/15/34	38
1,372	Series 2777, Class OM, PO, 12/15/32	1,290
1,044	Series 2778, Class US, IF, IO, 6.952%, 06/15/33	28
234	Series 2780, Class JG, 4.500%, 04/15/19	244
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,386
487	Series 2809, Class UB, 4.000%, 09/15/17	493
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,901
686	Series 2812, Class NO, PO, 10/15/33	584

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,014	Series 2827, Class XO, PO, 01/15/23	983
215	Series 2835, Class QO, PO, 12/15/32	195
931	Series 2840, Class JO, PO, 06/15/23	903
780	Series 2850, Class SN, IF, IO, 6.902%, 09/15/18	48
260	Series 2870, Class KC, 4.250%, 05/15/18	264
1,706	Series 2872, Class JE, 4.500%, 02/15/18	1,747
1,445	Series 2922, Class JN, 4.500%, 02/15/20	1,538
1,594	Series 2934, Class EC, PO, 02/15/20	1,509
166	Series 2934, Class EN, PO, 02/15/18	162
1,328	Series 2934, Class HI, IO, 5.000%, 02/15/20	147
1,343	Series 2934, Class KI, IO, 5.000%, 02/15/20	147
856	Series 2958, Class QD, 4.500%, 04/15/20	937
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,656
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,778
2,087	Series 2971, Class GB, 5.000%, 11/15/16	2,109
856	Series 2971, Class GC, 5.000%, 07/15/18	898
439	Series 2989, Class PO, PO, 06/15/23	425
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,611
194	Series 3007, Class AI, IO, 5.500%, 07/15/24	15
211	Series 3014, Class OD, PO, 08/15/35	186
80	Series 3044, Class VO, PO, 10/15/35	77
2,290	Series 3047, Class OB, 5.500%, 12/15/33	2,415
944	Series 3047, Class OD, 5.500%, 10/15/35	1,132
1,257	Series 3049, Class XF, VAR, 0.598%, 05/15/33	1,260
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,681
939	Series 3064, Class OB, 5.500%, 07/15/29	961
489	Series 3068, Class AO, PO, 01/15/35	473
1,299	Series 3068, Class QB, 4.500%, 06/15/20	1,384
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,461
1,737	Series 3085, Class WF, VAR, 1.048%, 08/15/35	1,759
364	Series 3100, Class MA, VAR, 3.688%, 12/15/35	356
2,016	Series 3102, Class FB, VAR, 0.548%, 01/15/36	2,021
456	Series 3102, Class HS, HB, IF, 23.658%, 01/15/36	644
2,045	Series 3117, Class EO, PO, 02/15/36	1,916
1,323	Series 3117, Class OK, PO, 02/15/36	1,191
127	Series 3122, Class ZB, 6.000%, 03/15/36	139
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,105
494	Series 3134, Class PO, PO, 03/15/36	448
2,297	Series 3138, Class PO, PO, 04/15/36	2,117
123	Series 3149, Class SO, PO, 05/15/36	98
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,290
1,122	Series 3152, Class MO, PO, 03/15/36	936
256	Series 3171, Class MO, PO, 06/15/36	232
2,689	Series 3179, Class OA, PO, 07/15/36	2,471
1,177	Series 3194, Class SA, IF, IO, 6.852%, 07/15/36	164
1,446	Series 3211, Class SO, PO, 09/15/36	1,294
726	Series 3218, Class AO, PO, 09/15/36	638
2,705	Series 3219, Class DI, IO, 6.000%, 04/15/36	411
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,700
1,867	Series 3232, Class ST, IF, IO, 6.452%, 10/15/36	282
944	Series 3233, Class OP, PO, 05/15/36	886
1,500	Series 3242, Class NE, 5.750%, 02/15/34	1,599
878	Series 3256, Class PO, PO, 12/15/36	780
2,061	Series 3260, Class CS, IF, IO, 5.892%, 01/15/37	301

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
993	Series 3261, Class OA, PO, 01/15/37	867
1,357	Series 3274, Class JO, PO, 02/15/37	1,256
641	Series 3275, Class FL, VAR, 0.688%, 02/15/37	643
2,765	Series 3290, Class SB, IF, IO, 6.202%, 03/15/37	429
2,618	Series 3315, Class HZ, 6.000%, 05/15/37	3,119
2,000	Series 3316, Class GD, 5.500%, 06/15/35	2,183
278	Series 3318, Class AO, PO, 05/15/37	254
577	Series 3326, Class JO, PO, 06/15/37	528
1,642	Series 3331, Class PO, PO, 06/15/37	1,497
889	Series 3334, Class MC, 5.000%, 04/15/33	899
2,256	Series 3385, Class SN, IF, IO, 5.752%, 11/15/37	289
1,891	Series 3387, Class SA, IF, IO, 6.172%, 11/15/37	239
2,692	Series 3404, Class SC, IF, IO, 5.752%, 01/15/38	351
8,355	Series 3422, Class AI, SUB, 0.250%, 01/15/38	42
2,298	Series 3424, Class PI, IF, IO, 6.552%, 04/15/38	393
5,688	Series 3430, Class AI, IO, 1.417%, 09/15/12	41
2,621	Series 3481, Class SJ, IF, IO, 5.602%, 08/15/38	346
3,111	Series 3505, Class SA, IF, IO, 5.752%, 01/15/39	379
3,547	Series 3511, Class SA, IF, IO, 5.752%, 02/15/39	434
1,756	Series 3549, Class FA, VAR, 1.448%, 07/15/39	1,768
1,000	Series 3607, Class BO, PO, 04/15/36	909
1,782	Series 3607, Class OP, PO, 07/15/37	1,582
1,328	Series 3607, Class PO, PO, 05/15/37	1,130
558	Series 3611, Class PO, PO, 07/15/34	509
1,261	Series 3621, Class BO, PO, 01/15/40	1,162
3,674	Series 3739, Class LI, IO, 4.000%, 03/15/34	303
9,201	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,027
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,044
4,717	Series 3759, Class HI, IO, 4.000%, 08/15/37	617
5,642	Series 3760, Class GI, IO, 4.000%, 10/15/37	821
789	Series 3798, Class BF, VAR, 0.548%, 06/15/24	790
5,204	Series 3819, Class ZQ, 6.000%, 04/15/36	6,082
984	Series 3852, Class QN, IF, 5.500%, 05/15/41	1,061
2,804	Series 3852, Class TP, IF, 5.500%, 05/15/41	3,075
1,667	Series 3957, Class B, 4.000%, 11/15/41	1,769
	Federal Home Loan Mortgage Corp. STRIPS,
4	Series 134, Class B, IO, 9.000%, 04/01/22	1
3,950	Series 233, Class 11, IO, 5.000%, 09/15/35	570
5,629	Series 233, Class 13, IO, 5.000%, 09/15/35	816
1,024	Series 243, Class 16, IO, 4.500%, 11/15/20	73
2,279	Series 243, Class 17, IO, 4.500%, 12/15/20	166
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
707	Series T-41, Class 3A, VAR, 7.018%, 07/25/32	798
428	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	507
2,197	Series T-54, Class 2A, 6.500%, 02/25/43	2,455
734	Series T-54, Class 3A, 7.000%, 02/25/43	859
315	Series T-58, Class APO, PO, 09/25/43	241
724	Series T-59, Class 1AP, PO, 10/25/43	571
2,646	Series T-76, Class 2A, VAR, 4.756%, 10/25/37	2,720
	Federal National Mortgage Association,
1,299	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,358
8,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	8,924
	Federal National Mortgage Association Grantor Trust,
1,098	Series 2002-T19, Class A2, 7.000%, 07/25/42	1,247

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,041		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,208
		Federal National Mortgage Association REMICS,
10		Series 1988-7, Class Z, 9.250%, 04/25/18	11
22		Series 1989-70, Class G, 8.000%, 10/25/19	25
9		Series 1989-78, Class H, 9.400%, 11/25/19	10
13		Series 1989-83, Class H, 8.500%, 11/25/19	15
13		Series 1989-89, Class H, 9.000%, 11/25/19	16
12		Series 1990-1, Class D, 8.800%, 01/25/20	14
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
5		Series 1990-63, Class H, 9.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
26		Series 1990-102, Class J, 6.500%, 08/25/20	29
34		Series 1990-120, Class H, 9.000%, 10/25/20	39
4		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	6
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
15		Series 1991-24, Class Z, 5.000%, 03/25/21	16
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
65		Series 1992-136, Class PK, 6.000%, 08/25/22	72
62		Series 1992-143, Class MA, 5.500%, 09/25/22	69
164		Series 1992-163, Class M, 7.750%, 09/25/22	188
271		Series 1992-188, Class PZ, 7.500%, 10/25/22	310
112		Series 1993-21, Class KA, 7.700%, 03/25/23	128
167		Series 1993-25, Class J, 7.500%, 03/25/23	192
44		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	53
66		Series 1993-62, Class SA, IF, 17.556%, 04/25/23	94
35		Series 1993-165, Class SD, IF, 12.149%, 09/25/23	41
77		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	94
28		Series 1993-167, Class GA, 7.000%, 09/25/23	28
51		Series 1993-179, Class SB, HB, IF, 24.167%, 10/25/23	77
34		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	38
142		Series 1993-199, Class FA, VAR, 0.831%, 10/25/23	143
97		Series 1993-205, Class H, PO, 09/25/23	86
81		Series 1993-220, Class SG, IF, 15.437%, 11/25/13	88
151		Series 1993-225, Class UB, 6.500%, 12/25/23	166
50		Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	50
146		Series 1993-247, Class FE, VAR, 1.281%, 12/25/23	149
68		Series 1993-247, Class SU, IF, 11.674%, 12/25/23	80
211		Series 1993-250, Class Z, 7.000%, 12/25/23	222
376		Series 1993-257, Class C, PO, 06/25/23	374
581		Series 1994-37, Class L, 6.500%, 03/25/24	676
2,809		Series 1994-40, Class Z, 6.500%, 03/25/24	3,128
107		Series 1995-2, Class Z, 8.500%, 01/25/25	123
269		Series 1995-19, Class Z, 6.500%, 11/25/23	320
593		Series 1996-14, Class SE, IF, IO, 8.550%, 08/25/23	132
20		Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	20
58		Series 1996-59, Class J, 6.500%, 08/25/22	64
592		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	21
43		Series 1997-27, Class J, 7.500%, 04/18/27	48
71		Series 1997-29, Class J, 7.500%, 04/20/27	79
470		Series 1997-39, Class PD, 7.500%, 05/20/27	542
123		Series 1997-42, Class EN, 7.250%, 07/18/27	127

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
61	Series 1997-42, Class ZC, 6.500%, 07/18/27	69
962	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,084
179	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	32
25	Series 1998-4, Class C, PO, 04/25/23	23
531	Series 1998-36, Class ZB, 6.000%, 07/18/28	597
205	Series 1998-43, Class SA, IF, IO, 18.473%, 04/25/23	94
334	Series 1998-66, Class SB, IF, IO, 7.893%, 12/25/28	69
188	Series 1999-17, Class C, 6.350%, 04/25/29	215
1,121	Series 1999-18, Class Z, 5.500%, 04/18/29	1,236
318	Series 1999-38, Class SK, IF, IO, 7.793%, 08/25/23	48
95	Series 1999-52, Class NS, HB, IF, 22.660%, 10/25/23	140
248	Series 1999-62, Class PB, 7.500%, 12/18/29	289
795	Series 2000-2, Class ZE, 7.500%, 02/25/30	923
365	Series 2000-20, Class SA, IF, IO, 8.843%, 07/25/30	96
60	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	14
274	Series 2001-4, Class PC, 7.000%, 03/25/21	299
87	Series 2001-5, Class OW, 6.000%, 03/25/16	90
210	Series 2001-7, Class PF, 7.000%, 03/25/31	244
558	Series 2001-7, Class PR, 6.000%, 03/25/16	580
547	Series 2001-10, Class PR, 6.000%, 04/25/16	568
575	Series 2001-30, Class PM, 7.000%, 07/25/31	668
850	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	189
545	Series 2001-36, Class DE, 7.000%, 08/25/31	635
1,302	Series 2001-44, Class MY, 7.000%, 09/25/31	1,514
251	Series 2001-44, Class PD, 7.000%, 09/25/31	291
258	Series 2001-44, Class PU, 7.000%, 09/25/31	300
2,280	Series 2001-48, Class Z, 6.500%, 09/25/21	2,536
223	Series 2001-49, Class Z, 6.500%, 09/25/31	256
167	Series 2001-52, Class KB, 6.500%, 10/25/31	192
450	Series 2001-52, Class XN, 6.500%, 11/25/15	483
2,005	Series 2001-61, Class Z, 7.000%, 11/25/31	2,332
225	Series 2001-71, Class MB, 6.000%, 12/25/16	241
527	Series 2001-71, Class QE, 6.000%, 12/25/16	563
127	Series 2001-72, Class SX, IF, 16.867%, 12/25/31	165
699	Series 2001-74, Class MB, 6.000%, 12/25/16	750
66	Series 2001-80, Class PE, 6.000%, 07/25/29	66
199	Series 2002-1, Class HC, 6.500%, 02/25/22	213
212	Series 2002-1, Class SA, HB, IF, 24.352%, 02/25/32	314
146	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	213
657	Series 2002-2, Class UC, 6.000%, 02/25/17	705
1,698	Series 2002-3, Class OG, 6.000%, 02/25/17	1,817
369	Series 2002-7, Class OG, 6.000%, 03/25/17	395
1,221	Series 2002-7, Class TG, 6.000%, 03/25/17	1,304
383	Series 2002-10, Class SB, IF, 18.583%, 03/25/17	460
516	Series 2002-11, Class QG, 5.500%, 03/25/17	548
1,873	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	88
31	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	33
1,649	Series 2002-18, Class PC, 5.500%, 04/25/17	1,709
397	Series 2002-19, Class PE, 6.000%, 04/25/17	424
80	Series 2002-21, Class LO, PO, 04/25/32	71
718	Series 2002-21, Class PE, 6.500%, 04/25/32	810
833	Series 2002-24, Class AJ, 6.000%, 04/25/17	910
259	Series 2002-25, Class SG, IF, 18.703%, 05/25/17	316
1,678	Series 2002-28, Class PK, 6.500%, 05/25/32	1,932

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
479	Series 2002-37, Class Z, 6.500%, 06/25/32	551
605	Series 2002-42, Class C, 6.000%, 07/25/17	652
2,391	Series 2002-48, Class GH, 6.500%, 08/25/32	2,700
344	Series 2002-55, Class QE, 5.500%, 09/25/17	367
3,973	Series 2002-56, Class UC, 5.500%, 09/25/17	4,254
1,188	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,274
388	Series 2002-63, Class KC, 5.000%, 10/25/17	413
530	Series 2002-77, Class S, IF, 14.012%, 12/25/32	587
987	Series 2002-81, Class JO, PO, 04/25/32	955
1,161	Series 2002-83, Class CS, 6.881%, 08/25/23	1,317
66	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
2,877	Series 2002-94, Class BK, 5.500%, 01/25/18	3,076
1,457	Series 2003-3, Class HJ, 5.000%, 02/25/18	1,537
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,661
1,476	Series 2003-23, Class PG, 5.500%, 01/25/32	1,524
299	Series 2003-27, Class DW, 4.500%, 04/25/17	304
2,432	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	368
1,690	Series 2003-34, Class AX, 6.000%, 05/25/33	1,904
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,800
107	Series 2003-35, Class UC, 3.750%, 05/25/33	114
335	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	57
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,492
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,117
703	Series 2003-42, Class GB, 4.000%, 05/25/33	753
350	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	20
828	Series 2003-47, Class PE, 5.750%, 06/25/33	958
507	Series 2003-52, Class SX, HB, IF, 22.178%, 10/25/31	767
2,371	Series 2003-56, Class AZ, 5.500%, 08/25/31	2,447
444	Series 2003-64, Class SX, IF, 13.135%, 07/25/33	478
40	Series 2003-67, Class VQ, 7.000%, 01/25/19	41
80	Series 2003-68, Class QP, 3.000%, 07/25/22	81
1,485	Series 2003-71, Class DS, IF, 7.139%, 08/25/33	1,421
1,257	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	108
2,766	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	415
1,382	Series 2003-73, Class GA, 3.500%, 05/25/31	1,411
253	Series 2003-74, Class SH, IF, 9.707%, 08/25/33	254
1,021	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,091
2,674	Series 2003-80, Class SY, IF, IO, 7.393%, 06/25/23	307
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,459
4,480	Series 2003-83, Class PG, 5.000%, 06/25/23	4,803
136	Series 2003-86, Class KR, 4.500%, 09/25/16	135
652	Series 2003-91, Class SD, IF, 12.071%, 09/25/33	724
71	Series 2003-92, Class SH, IF, 9.184%, 09/25/18	73
444	Series 2003-106, Class US, IF, 8.689%, 11/25/23	440
2,957	Series 2003-116, Class SB, IF, IO, 7.343%, 11/25/33	625
3,620	Series 2003-117, Class JB, 3.500%, 06/25/33	3,807
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,617
401	Series 2003-128, Class KE, 4.500%, 01/25/14	411
856	Series 2003-128, Class NG, 4.000%, 01/25/19	917
421	Series 2003-130, Class SX, IF, 11.134%, 01/25/34	462
351	Series 2003-132, Class OA, PO, 08/25/33	318
2,631	Series 2004-4, Class QI, IF, IO, 6.843%, 06/25/33	368
249	Series 2004-4, Class QM, IF, 13.686%, 06/25/33	293
1,316	Series 2004-10, Class SC, HB, IF, 27.571%, 02/25/34	1,834

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
735	Series 2004-14, Class SD, IF, 8.689%, 03/25/34	726
962	Series 2004-21, Class CO, PO, 04/25/34	820
252	Series 2004-22, Class A, 4.000%, 04/25/19	257
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,283
2,218	Series 2004-25, Class SA, IF, 18.818%, 04/25/34	2,882
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,295
753	Series 2004-36, Class PC, 5.500%, 02/25/34	857
2,297	Series 2004-36, Class SA, IF, 18.818%, 05/25/34	2,990
1,061	Series 2004-36, Class SN, IF, 13.686%, 07/25/33	1,253
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,630
1,881	Series 2004-46, Class HS, IF, IO, 5.743%, 05/25/30	78
1,001	Series 2004-46, Class QB, HB, IF, 22.971%, 05/25/34	1,295
3,501	Series 2004-46, Class SK, IF, 15.793%, 05/25/34	4,194
696	Series 2004-51, Class SY, IF, 13.726%, 07/25/34	830
790	Series 2004-53, Class NC, 5.500%, 07/25/24	841
1,200	Series 2004-59, Class BG, PO, 12/25/32	1,127
212	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	232
667	Series 2004-70, Class JA, 4.500%, 10/25/19	704
793	Series 2004-76, Class CL, 4.000%, 10/25/19	840
1,100	Series 2004-79, Class SP, IF, 19.093%, 11/25/34	1,431
377	Series 2004-81, Class AC, 4.000%, 11/25/19	399
68	Series 2004-92, Class JO, PO, 12/25/34	67
11	Series 2005-28, Class JA, 5.000%, 04/25/35	11
469	Series 2005-52, Class PA, 6.500%, 06/25/35	511
3,041	Series 2005-56, Class S, IF, IO, 6.453%, 07/25/35	502
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,827
577	Series 2005-66, Class SG, IF, 16.732%, 07/25/35	703
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,476
2,792	Series 2005-68, Class PG, 5.500%, 08/25/35	3,186
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,135
1,231	Series 2005-74, Class CS, IF, 19.313%, 05/25/35	1,624
12,012	Series 2005-84, Class XM, 5.750%, 10/25/35	13,549
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,205
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	4,010
8,506	Series 2005-110, Class GJ, 5.500%, 11/25/30	8,855
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	16,331
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,109
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,436
1,734	Series 2005-116, Class PB, 6.000%, 04/25/34	1,872
4,500	Series 2005-118, Class PN, 6.000%, 01/25/32	4,741
690	Series 2006-15, Class OT, PO, 01/25/36	662
983	Series 2006-16, Class OA, PO, 03/25/36	884
1,102	Series 2006-22, Class AO, PO, 04/25/36	961
440	Series 2006-23, Class KO, PO, 04/25/36	399
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,585
339	Series 2006-42, Class CF, VAR, 0.707%, 06/25/36	341
2,754	Series 2006-44, Class GO, PO, 06/25/36	2,414
7,761	Series 2006-44, Class P, PO, 12/25/33	7,237
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,278
4,888	Series 2006-53, Class US, IF, IO, 6.323%, 06/25/36	661
3,228	Series 2006-56, Class FC, VAR, 0.547%, 07/25/36	3,237
1,000	Series 2006-56, Class OA, PO, 10/25/24	969
3,369	Series 2006-56, Class PF, VAR, 0.607%, 07/25/36	3,381
1,752	Series 2006-56, Class PO, PO, 07/25/36	1,614

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,884	Series 2006-58, Class AP, PO, 07/25/36	2,605
309	Series 2006-58, Class FL, VAR, 0.717%, 07/25/36	311
1,242	Series 2006-58, Class PO, PO, 07/25/36	1,096
2,738	Series 2006-59, Class QO, PO, 01/25/33	2,519
2,841	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,630
1,907	Series 2006-65, Class QO, PO, 07/25/36	1,683
1,523	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	72
536	Series 2006-72, Class TO, PO, 08/25/36	504
6,103	Series 2006-77, Class PC, 6.500%, 08/25/36	6,952
1,551	Series 2006-79, Class DO, PO, 08/25/36	1,366
946	Series 2006-90, Class AO, PO, 09/25/36	848
433	Series 2006-109, Class PO, PO, 11/25/36	383
4,859	Series 2006-110, Class PO, PO, 11/25/36	4,401
399	Series 2006-111, Class EO, PO, 11/25/36	365
1,379	Series 2006-118, Class A2, VAR, 0.317%, 12/25/36	1,321
818	Series 2006-119, Class PO, PO, 12/25/36	768
10,000	Series 2006-124, Class HB, VAR, 5.961%, 11/25/36	10,920
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,182
2,012	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	316
5,404	Series 2007-7, Class SG, IF, IO, 6.243%, 08/25/36	982
7,687	Series 2007-14, Class ES, IF, IO, 6.183%, 03/25/37	1,162
508	Series 2007-15, Class NO, PO, 03/25/22	477
3,261	Series 2007-16, Class FC, VAR, 1.007%, 03/25/37	3,210
793	Series 2007-42, Class AO, PO, 05/25/37	737
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,686
881	Series 2007-48, Class PO, PO, 05/25/37	778
3,244	Series 2007-54, Class FA, VAR, 0.657%, 06/25/37	3,254
11,678	Series 2007-60, Class AX, IF, IO, 6.893%, 07/25/37	1,827
793	Series 2007-77, Class FG, VAR, 0.757%, 03/25/37	797
895	Series 2007-79, Class PB, 5.000%, 04/25/29	899
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,177
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,167
1,701	Series 2007-84, Class PD, 6.000%, 08/25/32	1,738
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,682
6,244	Series 2007-88, Class VI, IF, IO, 6.283%, 09/25/37	1,053
4,279	Series 2007-91, Class ES, IF, IO, 6.203%, 10/25/37	683
3,133	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	572
90	Series 2007-97, Class MS, IF, 14.195%, 12/25/31	91
6,194	Series 2007-101, Class A2, VAR, 0.507%, 06/27/36	6,181
1,368	Series 2007-106, Class A7, VAR, 5.963%, 10/25/37	1,461
3,000	Series 2007-114, Class A6, VAR, 0.457%, 10/27/37	2,982
3,293	Series 2007-116, Class HI, IO, VAR, 6.301%, 01/25/38	224
216	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	29
4,252	Series 2008-1, Class BI, IF, IO, 5.653%, 02/25/38	559
2,634	Series 2008-10, Class XI, IF, IO, 5.973%, 03/25/38	348
2,375	Series 2008-16, Class IS, IF, IO, 5.943%, 03/25/38	320
2,125	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	217
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,114
1,634	Series 2008-27, Class SN, IF, IO, 6.643%, 04/25/38	222
7,010	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	5
1,262	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	81
1,028	Series 2008-42, Class AO, PO, 09/25/36	941
216	Series 2008-44, Class PO, PO, 05/25/38	204
2,218	Series 2008-47, Class SI, IF, IO, 6.243%, 06/25/23	265

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,467		Series 2008-53, Class CI, IF, IO, 6.943%, 07/25/38	366
440		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	21
1,181		Series 2008-76, Class GF, VAR, 0.907%, 09/25/23	1,194
5,220		Series 2008-80, Class SA, IF, IO, 5.593%, 09/25/38	686
3,159		Series 2008-81, Class SB, IF, IO, 5.593%, 09/25/38	422
4,410		Series 2009-6, Class GS, IF, IO, 6.293%, 02/25/39	720
2,090		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	224
1,848		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	189
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	789
2,995		Series 2009-60, Class HT, 6.000%, 08/25/39	3,348
2,469		Series 2009-62, Class HJ, 6.000%, 05/25/39	2,716
2,909		Series 2009-70, Class CO, PO, 01/25/37	2,560
3,764		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	263
2,794		Series 2009-99, Class SC, IF, IO, 5.923%, 12/25/39	329
1,757		Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	1,869
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,178
2,551		Series 2010-49, Class SC, IF, 12.146%, 03/25/40	2,912
1,807		Series 2010-64, Class DM, 5.000%, 06/25/40	1,977
2,141		Series 2010-71, Class HJ, 5.500%, 07/25/40	2,369
4,068		Series 2010-133, Class A, 5.500%, 05/25/38	4,333
3,752		Series 2010-148, Class MA, 4.000%, 02/25/39	4,004
4,463		Series 2011-2, Class WA, VAR, 5.736%, 02/25/51	4,967
2,766		Series 2011-22, Class MA, 6.500%, 04/25/38	3,066
9,671		Series 2011-30, Class LS, IO, VAR, 4.704%, 04/25/41	739
1,766		Series 2011-75, Class FA, VAR, 0.807%, 08/25/41	1,782
2,941		Series 2011-118, Class MT, 7.000%, 11/25/41	3,438
4,869		Series 2011-130, Class CA, 6.000%, 12/25/41	5,369
1		Series G-17, Class S, HB, VAR, 1,051.957%, 06/25/21	17
48		Series G-28, Class S, IF, 14.819%, 09/25/21	58
44		Series G-35, Class M, 8.750%, 10/25/21	49
16		Series G-51, Class SA, HB, IF, 25.195%, 12/25/21	24
–	(h)	Series G92-27, Class SQ, HB, IF, 1,698.030%, 05/25/22	3
215		Series G92-35, Class E, 7.500%, 07/25/22	238
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
27		Series G92-42, Class Z, 7.000%, 07/25/22	30
887		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,012
34		Series G92-52, Class FD, VAR, 0.302%, 09/25/22	34
285		Series G92-54, Class ZQ, 7.500%, 09/25/22	320
35		Series G92-59, Class F, VAR, 1.976%, 10/25/22	35
68		Series G92-61, Class Z, 7.000%, 10/25/22	81
50		Series G92-62, Class B, PO, 10/25/22	47
234		Series G93-1, Class KA, 7.900%, 01/25/23	266
52		Series G93-5, Class Z, 6.500%, 02/25/23	58
67		Series G93-14, Class J, 6.500%, 03/25/23	73
161		Series G93-17, Class SI, IF, 6.000%, 04/25/23	171
150		Series G93-27, Class FD, VAR, 1.161%, 08/25/23	153
38		Series G93-37, Class H, PO, 09/25/23	34
61		Series G95-1, Class C, 8.800%, 01/25/25	70
		Federal National Mortgage Association STRIPS,
4		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
23		Series 218, Class 2, IO, 7.500%, 04/01/23	4
21		Series 265, Class 2, 9.000%, 03/01/24	24
427		Series 329, Class 1, PO, 01/01/33	395
1,323		Series 339, Class 18, IO, 4.500%, 07/01/18	88

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,874	Series 339, Class 21, IO, 4.500%, 07/01/18	120
842	Series 339, Class 28, IO, 5.500%, 07/01/18	86
721	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	94
1,756	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	247
1,154	Series 355, Class 11, IO, 6.000%, 07/01/34	228
679	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	62
3,062	Series 365, Class 8, IO, 5.500%, 05/01/36	451
404	Series 368, Class 3, IO, 4.500%, 11/01/20	37
1,611	Series 374, Class 5, IO, 5.500%, 08/01/36	232
999	Series 383, Class 32, IO, 6.000%, 01/01/38	147
2,618	Series 383, Class 33, IO, 6.000%, 01/01/38	387
476	Series 393, Class 6, IO, 5.500%, 04/25/37	58
	Federal National Mortgage Association Whole Loan,
1,262	Series 2003-W1, Class 1A1, VAR, 6.301%, 12/25/42	1,436
470	Series 2003-W1, Class 2A, VAR, 7.141%, 12/25/42	552
217	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	239
351	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	405
1,726	Series 2004-W15, Class 2AF, VAR, 0.507%, 08/25/44	1,736
1,248	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,475
4,410	Series 2005-W3, Class 2AF, VAR, 0.477%, 03/25/45	4,423
1,560	Series 2006-W2, Class 1AF1, VAR, 0.477%, 02/25/36	1,564
196	Series 2007-W7, Class 1A4, HB, IF, 37.637%, 07/25/37	356
3,917	Series 2009-W1, Class A, 6.000%, 12/25/49	4,353
	Government National Mortgage Association,
842	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,017
473	Series 1994-4, Class KQ, 7.988%, 07/16/24	541
2,489	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,911
406	Series 1996-16, Class E, 7.500%, 08/16/26	462
631	Series 1997-8, Class PN, 7.500%, 05/16/27	713
145	Series 1997-11, Class D, 7.500%, 07/20/27	166
313	Series 1998-26, Class K, 7.500%, 09/17/25	357
1,703	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,934
1,575	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,814
239	Series 1999-30, Class S, IF, IO, 8.350%, 08/16/29	47
20	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	23
312	Series 1999-40, Class ZW, 7.500%, 11/20/29	338
462	Series 1999-41, Class Z, 8.000%, 11/16/29	533
156	Series 1999-44, Class PC, 7.500%, 12/20/29	179
3,091	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,883
505	Series 1999-44, Class ZG, 8.000%, 12/20/29	582
380	Series 2000-6, Class Z, 7.500%, 02/20/30	442
195	Series 2000-9, Class Z, 8.000%, 06/20/30	225
1,998	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,503
353	Series 2000-12, Class ST, HB, IF, 38.271%, 02/16/30	727
422	Series 2000-14, Class PD, 7.000%, 02/16/30	496
122	Series 2000-16, Class ZN, 7.500%, 02/16/30	129
2,821	Series 2000-21, Class Z, 9.000%, 03/16/30	3,588
499	Series 2000-26, Class TZ, 8.500%, 09/20/30	576
129	Series 2000-26, Class Z, 7.750%, 09/20/30	148
24	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	27
390	Series 2000-31, Class Z, 9.000%, 10/20/30	454
224	Series 2000-35, Class ZA, 9.000%, 11/20/30	246
34	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
162	Series 2000-37, Class B, 8.000%, 12/20/30	188

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
224	Series 2001-4, Class SJ, IF, IO, 7.898%, 01/19/30	61
177	Series 2001-6, Class SD, IF, IO, 8.300%, 03/16/31	51
370	Series 2001-7, Class PK, 6.500%, 03/20/31	396
1,039	Series 2001-8, Class Z, 6.500%, 03/20/31	1,198
19	Series 2001-32, Class WA, IF, 19.488%, 07/20/31	27
303	Series 2001-35, Class SA, IF, IO, 8.000%, 08/16/31	83
229	Series 2001-36, Class S, IF, IO, 7.800%, 08/16/31	59
1,279	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,364
294	Series 2002-3, Class SP, IF, IO, 7.140%, 01/16/32	69
430	Series 2002-7, Class PG, 6.500%, 01/20/32	498
1,239	Series 2002-24, Class AG, IF, IO, 7.700%, 04/16/32	290
111	Series 2002-24, Class SB, IF, 11.550%, 04/16/32	129
2,895	Series 2002-31, Class SE, IF, IO, 7.250%, 04/16/30	589
864	Series 2002-40, Class UK, 6.500%, 06/20/32	1,002
46	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	51
3,324	Series 2002-45, Class QE, 6.500%, 06/20/32	3,817
1,157	Series 2002-47, Class PG, 6.500%, 07/16/32	1,351
2,124	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,412
60	Series 2002-51, Class SG, HB, IF, 31.396%, 04/20/31	110
1,799	Series 2002-52, Class GH, 6.500%, 07/20/32	2,045
515	Series 2002-54, Class GB, 6.500%, 08/20/32	586
1,400	Series 2002-70, Class PS, IF, IO, 7.445%, 08/20/32	178
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,149
21	Series 2002-80, Class EZ, 7.000%, 01/20/32	21
387	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	20
354	Series 2003-4, Class NY, 5.500%, 12/20/13	369
1,451	Series 2003-11, Class SK, IF, IO, 7.450%, 02/16/33	319
601	Series 2003-12, Class SP, IF, IO, 7.445%, 02/20/33	135
139	Series 2003-24, Class PO, PO, 03/16/33	120
1,034	Series 2003-40, Class TC, 7.500%, 03/20/33	1,072
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,606
753	Series 2003-46, Class MG, 6.500%, 05/20/33	911
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,623
534	Series 2003-52, Class AP, PO, 06/16/33	468
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,537
884	Series 2003-76, Class LS, IF, IO, 6.945%, 09/20/31	65
162	Series 2003-90, Class PO, PO, 10/20/33	142
2,058	Series 2003-112, Class SA, IF, IO, 6.300%, 12/16/33	318
3,000	Series 2003-112, Class TS, IF, IO, 6.695%, 10/20/32	395
6,274	Series 2004-11, Class SW, IF, IO, 5.245%, 02/20/34	871
651	Series 2004-15, Class SA, IF, 18.962%, 12/20/32	783
648	Series 2004-28, Class S, IF, 18.974%, 04/16/34	869
504	Series 2004-68, Class PO, PO, 05/20/31	496
278	Series 2004-73, Class AE, IF, 14.336%, 08/17/34	338
3,445	Series 2004-90, Class SI, IF, IO, 5.845%, 10/20/34	510
2,649	Series 2005-3, Class SB, IF, IO, 5.845%, 01/20/35	393
6,531	Series 2005-17, Class SL, IF, IO, 6.445%, 07/20/34	1,109
542	Series 2005-35, Class FL, VAR, 0.605%, 03/20/32	542
334	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	35
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	813
633	Series 2005-68, Class DP, IF, 15.827%, 06/17/35	768
9,774	Series 2005-68, Class KI, IF, IO, 6.045%, 09/20/35	1,455
1,307	Series 2005-69, Class SY, IF, IO, 6.495%, 11/20/33	197
1,268	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	206

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
670	Series 2006-16, Class OP, PO, 03/20/36	596
572	Series 2006-28, Class GO, PO, 03/20/35	556
2,269	Series 2006-38, Class SW, IF, IO, 6.245%, 06/20/36	298
1,994	Series 2006-59, Class SD, IF, IO, 6.445%, 10/20/36	305
4,096	Series 2006-65, Class SA, IF, IO, 6.545%, 11/20/36	612
2,254	Series 2007-9, Class DI, IF, IO, 6.255%, 03/20/37	337
4,963	Series 2007-17, Class JI, IF, IO, 6.560%, 04/16/37	766
532	Series 2007-17, Class JO, PO, 04/16/37	466
3,544	Series 2007-19, Class SD, IF, IO, 5.945%, 04/20/37	507
3,617	Series 2007-26, Class SC, IF, IO, 5.945%, 05/20/37	539
2,086	Series 2007-27, Class SA, IF, IO, 5.945%, 05/20/37	299
887	Series 2007-28, Class BO, PO, 05/20/37	807
235	Series 2007-35, Class TO, PO, 04/20/35	232
2,036	Series 2007-36, Class SE, IF, IO, 6.220%, 06/16/37	338
5,658	Series 2007-40, Class SB, IF, IO, 6.495%, 07/20/37	845
3,400	Series 2007-42, Class SB, IF, IO, 6.495%, 07/20/37	514
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,058
1,073	Series 2007-49, Class NO, PO, 12/20/35	1,048
3,024	Series 2007-50, Class AI, IF, IO, 6.520%, 08/20/37	470
433	Series 2007-53, Class SW, IF, 19.441%, 09/20/37	571
1,576	Series 2007-57, Class PO, PO, 03/20/37	1,446
2,131	Series 2007-57, Class QA, IF, IO, 6.245%, 10/20/37	304
2,956	Series 2007-71, Class SB, IF, IO, 6.445%, 07/20/36	355
2,077	Series 2007-72, Class US, IF, IO, 6.295%, 11/20/37	301
2,109	Series 2007-73, Class MI, IF, IO, 5.745%, 11/20/37	289
4,152	Series 2007-76, Class SA, IF, IO, 6.275%, 11/20/37	599
2,085	Series 2007-79, Class SY, IF, IO, 6.295%, 12/20/37	304
1,289	Series 2007-81, Class SP, IF, IO, 6.395%, 12/20/37	190
2,317	Series 2007-82, Class SA, IF, IO, 6.275%, 12/20/37	338
925	Series 2008-2, Class MS, IF, IO, 6.910%, 01/16/38	129
3,698	Series 2008-2, Class NS, IF, IO, 6.290%, 01/16/38	583
2,151	Series 2008-10, Class S, IF, IO, 5.575%, 02/20/38	285
836	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	90
1,544	Series 2008-25, Class SB, IF, IO, 6.645%, 03/20/38	246
1,544	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	243
2,928	Series 2008-36, Class SH, IF, IO, 6.045%, 04/20/38	399
10,932	Series 2008-40, Class SA, IF, IO, 6.150%, 05/16/38	1,910
3,181	Series 2008-41, Class SA, IF, IO, 6.085%, 05/20/38	461
2,080	Series 2008-55, Class SA, IF, IO, 5.945%, 06/20/38	301
813	Series 2008-60, Class PO, PO, 01/20/38	768
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,215
1,272	Series 2008-71, Class SC, IF, IO, 5.745%, 08/20/38	178
2,028	Series 2008-93, Class AS, IF, IO, 5.445%, 12/20/38	254
3,534	Series 2009-6, Class SA, IF, IO, 5.850%, 02/16/39	501
2,324	Series 2009-10, Class SL, IF, IO, 6.250%, 03/16/34	305
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,047
2,231	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	391
1,990	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	364
5,622	Series 2009-22, Class SA, IF, IO, 6.015%, 04/20/39	773
1,733	Series 2009-25, Class SE, IF, IO, 7.345%, 09/20/38	295
1,933	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	340
1,498	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	253
1,762	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	179
2,862	Series 2009-43, Class SA, IF, IO, 5.695%, 06/20/39	381

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,222	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	351
5,345	Series 2009-72, Class SM, IF, IO, 6.000%, 08/16/39	693
999	Series 2009-79, Class OK, PO, 11/16/37	886
700	Series 2010-14, Class CO, PO, 08/20/35	558
1,214	Series 2010-130, Class CP, 7.000%, 10/16/40	1,420
4,987	Series 2010-157, Class OP, PO, 12/20/40	4,238
1,841	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	2,075
8,088	Series 2011-75, Class SM, IF, IO, 6.345%, 05/20/41	1,132
10,935	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	11,361
	Vendee Mortgage Trust,
668	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	737
1,182	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,349
986	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,152
722	Series 1996-2, Class 1Z, 6.750%, 06/15/26	844
1,386	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,641
1,694	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,986
3,281	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,823

		831,778

	Non-Agency CMO — 11.8%
853	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	806
1,324	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	1,341
	American General Mortgage Loan Trust,
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,213
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,799
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,561
1,374	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,406
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.344%, 09/25/35	2,637
	ASG Resecuritization Trust,
1,488	Series 2009-1, Class A60, VAR, 5.075%, 06/26/37 (e)	1,488
2,422	Series 2009-2, Class A55, VAR, 5.277%, 05/24/36 (e)	2,400
1,000	Series 2009-2, Class G60, VAR, 5.277%, 05/24/36 (e)	949
5,895	Series 2009-3, Class A65, VAR, 5.132%, 03/26/37 (e)	5,807
6,788	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	6,941
1,604	Series 2010-2, Class A60, VAR, 4.798%, 01/28/37 (e)	1,588
1,458	Series 2010-3, Class 2A22, VAR, 0.415%, 10/28/36 (e)	1,414
997	Series 2011-1, Class 3A50, VAR, 2.486%, 11/28/35 (e) (f) (i)	972
	Banc of America Alternative Loan Trust,
298	Series 2003-2, Class PO, PO, 04/25/33	266
766	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	787
474	Series 2003-11, Class PO, PO, 01/25/34	315
314	Series 2004-6, Class 15PO, PO, 07/25/19	275
2,030	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,699
6,363	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	997
1,873	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,162
	Banc of America Funding Corp.,
688	Series 2004-1, Class PO, PO, 03/25/34	550
1,365	Series 2004-2, Class 30PO, PO, 09/20/34	1,075
218	Series 2004-3, Class 1A7, 5.500%, 10/25/34	218
682	Series 2004-C, Class 1A1, VAR, 5.026%, 12/20/34	639
1,590	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,535
1,131	Series 2005-7, Class 30PO, PO, 11/25/35	833
791	Series 2005-8, Class 30PO, PO, 01/25/36	593
2,257	Series 2005-E, Class 4A1, VAR, 2.691%, 03/20/35	2,006

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
888	Series 2006-A, Class 3A2, VAR, 2.789%, 02/20/36	460
	Banc of America Mortgage Securities, Inc.,
299	Series 2003-3, Class 2A1, VAR, 0.807%, 05/25/18	284
428	Series 2003-6, Class 2A1, VAR, 0.707%, 08/25/18	408
142	Series 2003-7, Class A2, 4.750%, 09/25/18	146
340	Series 2003-8, Class APO, PO, 11/25/33	265
3,428	Series 2004-3, Class 15IO, IO, VAR, 0.242%, 04/25/19	15
169	Series 2004-4, Class APO, PO, 05/25/34	133
3,617	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,751
806	Series 2004-6, Class 2A5, PO, 07/25/34	594
729	Series 2004-6, Class APO, PO, 07/25/34	564
58	Series 2004-8, Class 5PO, PO, 05/25/32	48
87	Series 2004-8, Class XPO, PO, 10/25/34	69
429	Series 2004-A, Class 2A2, VAR, 2.846%, 02/25/34	350
1,516	Series 2004-J, Class 3A1, VAR, 2.910%, 11/25/34	1,249
1,974	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,845
425	Series 2005-A, Class 2A1, VAR, 2.863%, 02/25/35	348
	BCAP LLC Trust,
433	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	430
1,092	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,102
1,246	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,269
1,308	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,309
1,006	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	1,009
427	Series 2010-RR4, Class 2A1, VAR, 1.007%, 06/26/37 (e)	397
1,438	Series 2010-RR6, Class 22A3, VAR, 5.112%, 06/26/36 (e)	1,438
690	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	670
1,129	Series 2010-RR7, Class 15A1, VAR, 1.057%, 01/26/36 (e)	1,053
1,430	Series 2010-RR7, Class 16A1, VAR, 0.918%, 02/26/47 (e)	1,323
1,209	Series 2010-RR7, Class 1A5, VAR, 5.007%, 04/26/35 (e)	1,185
3,429	Series 2010-RR7, Class 2A1, VAR, 5.134%, 07/26/45 (e)	3,220
977	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	975
1,500	Series 2010-RR8, Class 3A4, VAR, 5.083%, 05/26/35 (e)	1,346
3,222	Series 2011-RR10, Class 2A109/26/37	2,731
2,442	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,320
3,975	Series 2011-RR5, Class 11A3, VAR, 0.407%, 05/28/36 (e)	3,517
3,248	Series 2011-RR5, Class 14A3, VAR, 2.823%, 07/26/36 (e) (f) (i)	3,078
	Bear Stearns Adjustable Rate Mortgage Trust,
322	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	300
1,079	Series 2004-1, Class 12A1, VAR, 2.791%, 04/25/34	847
542	Series 2004-2, Class 14A, VAR, 5.089%, 05/25/34	537
2,889	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,650
5,732	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	4,777
	Citicorp Mortgage Securities, Inc.,
103	Series 1993-14, Class A3, VAR, 1.457%, 11/25/23	98
1,778	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,804
1,167	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,204
402	Series 2005-5, Class APO, PO, 08/25/35	307
480	Series 2005-8, Class APO, PO, 11/25/35	370
	Citigroup Mortgage Loan Trust, Inc.,
846	Series 2003-1, Class 2A5, 5.250%, 10/25/33	858
470	Series 2003-1, Class 2A6, PO, 10/25/33	363
347	Series 2003-1, Class PO2, PO, 10/25/33	265
260	Series 2003-1, Class PO3, PO, 09/25/33	201
129	Series 2003-UP3, Class A3, 7.000%, 09/25/33	132
1,007	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,056
250	Series 2003-UST1, Class PO1, PO, 12/25/18	216

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
150	Series 2003-UST1, Class PO3, PO, 12/25/18	133
519	Series 2004-UST1, Class A6, VAR, 5.095%, 08/25/34	528
523	Series 2005-1, Class 2A1A, VAR, 2.660%, 04/25/35	306
845	Series 2005-2, Class 2A11, 5.500%, 05/25/35	815
653	Series 2005-5, Class 1A2, VAR, 2.854%, 08/25/35	336
2,211	Series 2008-AR4, Class 1A1A, VAR, 5.174%, 11/25/38 (e)	2,209
1,062	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,102
1,434	Series 2011-3, Class 1A1, VAR, 0.337%, 02/25/47 (e)	1,403
951	Series 2011-10, Class 4A1, VAR, 0.435%, 02/25/46 (e) (f) (i)	851
	Countrywide Alternative Loan Trust,
589	Series 2002-8, Class A4, 6.500%, 07/25/32	618
11,675	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,095
2,483	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,538
647	Series 2005-5R, Class A1, 5.250%, 12/25/18	658
4,113	Series 2005-1CB, Class 1A6, IF, IO, 6.843%, 03/25/35	544
6,965	Series 2005-20CB, Class 3A8, IF, IO, 4.493%, 07/25/35	776
13,938	Series 2005-22T1, Class A2, IF, IO, 4.813%, 06/25/35	1,357
299	Series 2005-26CB, Class A10, IF, 12.584%, 07/25/35	300
6,548	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,608
292	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	254
10,045	Series 2005-37T1, Class A2, IF, IO, 4.793%, 09/25/35	1,287
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,691
16,312	Series 2005-54CB, Class 1A2, IF, IO, 4.593%, 11/25/35	2,339
3,928	Series 2005-57CB, Class 3A2, IF, IO, 4.843%, 12/25/35	509
2,391	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,589
11,559	Series 2005-J1, Class 1A4, IF, IO, 4.843%, 02/25/35	1,144
3,624	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,301
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,946	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,928
738	Series 2003-44, Class A9, PO, 10/25/33	614
842	Series 2003-J7, Class 4A3, IF, 9.441%, 08/25/18	819
773	Series 2004-7, Class 2A1, VAR, 2.278%, 06/25/34	652
1,053	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,075
310	Series 2004-HYB1, Class 2A, VAR, 2.776%, 05/20/34	255
1,167	Series 2004-HYB3, Class 2A, VAR, 2.553%, 06/20/34	878
969	Series 2004-HYB6, Class A3, VAR, 2.708%, 11/20/34	718
792	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	808
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,784
4,893	Series 2005-22, Class 2A1, VAR, 2.740%, 11/25/35	3,170
	Credit Suisse Mortgage Capital Certificates,
657	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	658
627	Series 2010-16, Class A3, VAR, 3.930%, 06/25/50 (e)	552
1,232	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,235
1,565	Series 2010-11R, Class A1, VAR, 1.260%, 06/28/47 (e)	1,499
873	Series 2010-12R, Class 14A1, VAR, 2.676%, 09/26/46 (e)	868
421	Series 2010-15R, Class 7A1, VAR, 5.171%, 10/26/37 (e)	420
250	Series 2010-15R, Class 7A2, VAR, 5.171%, 10/26/37 (e)	224
4,788	Series 2011-1R, Class A1, VAR, 1.259%, 02/27/47 (e)	4,693
1,784	Series 2011-6R, Class 3A1, VAR, 2.860%, 07/28/36 (e)	1,632
7,255	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	7,218
3,111	Series 2011-9R, Class A1, VAR, 2.259%, 03/27/46 (e)	3,064
	CS First Boston Mortgage Securities Corp.,
799	Series 2003-1, Class DB1, 6.564%, 02/25/33	702
384	Series 2003-17, Class 2A1, 5.000%, 07/25/18	398

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
877	Series 2003-21, Class 1A4, 5.250%, 09/25/33	893
1,344	Series 2003-25, Class 1P, PO, 10/25/33	1,037
147	Series 2004-5, Class 5P, PO, 08/25/19	131
1,843	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,634
1,909	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,523
2,050	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,776
	Deutsche Mortgage Securities, Inc.,
904	Series 2009-RS2, Class 4A1, VAR, 0.375%, 04/26/37 (e)	845
697	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	681
1,156	Series 2010-RS2, Class A1, VAR, 1.510%, 06/28/47 (e)	1,155
15	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	15
	First Horizon Alternative Mortgage Securities,
1,394	Series 2004-AA4, Class A1, VAR, 2.237%, 10/25/34	1,116
2,401	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,623
3,933	Series 2007-FA4, Class 1A2, IF, IO, 5.393%, 08/25/37	565
	First Horizon Asset Securities, Inc.,
3,131	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,167
1,282	Series 2004-AR2, Class 2A1, VAR, 2.762%, 05/25/34	1,133
535	Series 2004-AR7, Class 2A1, VAR, 2.699%, 02/25/35	502
2,158	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	1,928
	GMAC Mortgage Corp. Loan Trust,
1,170	Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	1,100
630	Series 2004-J5, Class A7, 6.500%, 01/25/35	664
337	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	346
705	Series 2005-AR3, Class 3A3, VAR, 3.063%, 06/19/35	662
5,565	Series 2005-AR3, Class 3A4, VAR, 3.063%, 06/19/35	4,455
68	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	68
	GSMPS Mortgage Loan Trust,
1,236	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,236
5,906	Series 2006-RP2, Class 1AS2, IF, IO, 5.814%, 04/25/36 (e)	896
	GSR Mortgage Loan Trust,
1,359	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,454
1,158	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,214
68	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	70
556	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	546
705	Series 2005-4F, Class AP, PO, 05/25/35	511
5,761	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,577
4,742	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,718
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,680
580	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.557%, 05/25/35	489
	Impac Secured Assets CMN Owner Trust,
1,133	Series 2006-1, Class 2A1, VAR, 0.607%, 05/25/36	1,007
1,665	Series 2006-2, Class 2A1, VAR, 0.607%, 08/25/36	1,438
23,034	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.183%, 08/25/35	115
	JP Morgan Mortgage Trust,
2,762	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	2,547
3,433	Series 2006-A2, Class 5A3, VAR, 2.648%, 11/25/33	3,145
705	Series 2006-A3, Class 6A1, VAR, 2.781%, 08/25/34	598
1,137	JP Morgan Reremic, Series 2009- 6, Class 4A1, VAR, 5.830%, 09/26/36 (e)	1,182
	Lehman Mortgage Trust,
1,220	Series 2006-2, Class 1A1, VAR, 6.487%, 04/25/36	1,168
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,475
2,450	LVII Resecuritization Trust, Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	2,419

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MASTR Adjustable Rate Mortgages Trust,
98	Series 2004-4, Class 2A1, VAR, 2.136%, 05/25/34	56
1,632	Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	1,559
4,097	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	4,007
2,800	Series 2004-13, Class 3A7, VAR, 2.718%, 11/21/34	2,608
456	Series 2004-15, Class 3A1, VAR, 3.024%, 12/25/34	332
	MASTR Alternative Loans Trust,
343	Series 2003-3, Class 1A1, 6.500%, 05/25/33	356
1,217	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,218
1,056	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,068
2,161	Series 2004-4, Class 10A1, 5.000%, 05/25/24	2,234
768	Series 2004-6, Class 30PO, PO, 07/25/34	625
1,054	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,046
544	Series 2004-7, Class 30PO, PO, 08/25/34	350
2,478	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,515
497	Series 2004-10, Class 1A1, 4.500%, 09/25/19	506
	MASTR Asset Securitization Trust,
201	Series 2003-2, Class 2A1, 4.500%, 03/25/18	204
54	Series 2003-3, Class 4A1, 5.000%, 04/25/18	56
322	Series 2003-4, Class 3A2, 5.000%, 05/25/18	330
377	Series 2003-12, Class 30PO, PO, 12/25/33	285
246	Series 2004-1, Class 30PO, PO, 02/25/34	185
186	Series 2004-4, Class 3A1, 4.500%, 04/25/19	189
173	Series 2004-6, Class 15PO, PO, 05/25/19	150
329	Series 2004-8, Class 1A1, 4.750%, 08/25/19	339
137	Series 2004-8, Class PO, PO, 08/25/19	120
10	Series 2004-10, Class 5A1, VAR, 0.657%, 11/25/34	10
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	882
3,744	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.607%, 05/25/35 (e)	2,966
3,274	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,423
85	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	95
1,327	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A1, VAR, 2.080%, 12/25/34	1,249
853	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.577%, 02/25/35	651
	Nomura Asset Acceptance Corp.,
505	Series 2003-A1, Class A1, 5.500%, 05/25/33	526
169	Series 2003-A1, Class A2, 6.000%, 05/25/33	170
65	Series 2003-A1, Class A5, 7.000%, 04/25/33	68
21	Series 2003-A1, Class A7, 5.000%, 04/25/18	21
680	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	684
	Paine Webber CMO Trust,
4	Series H, Class 4, 8.750%, 04/01/18	4
19	Series P, Class 4, 8.500%, 08/01/19	22
1,440	PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (f) (i)	1,436
	RBSSP Resecuritization Trust,
837	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	877
1,337	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,345
1,294	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,317
829	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	850
2,043	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,150
1,566	Series 2010-9, Class 1A1, VAR, 0.442%, 07/26/37 (e) (f) (i)	1,348
1,800	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,787
1,071	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,077
260	Residential Accredit Loans, Inc., Series 2002-QS16, Class A3, IF, 16.085%, 10/25/17	293
861	Series 2002-QS8, Class A5, 6.250%, 06/25/17	879

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,419	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,334
1,575	Series 2003-QS12, Class A2A, IF, IO, 7.343%, 06/25/18	212
479	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	50
3,158	Series 2003-QS14, Class A1, 5.000%, 07/25/18	3,211
1,010	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,039
2,272	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,349
637	Series 2003-QS3, Class A2, IF, 15.934%, 02/25/18	716
563	Series 2003-QS3, Class A8, IF, IO, 7.343%, 02/25/18	57
1,686	Series 2003-QS9, Class A3, IF, IO, 7.293%, 05/25/18	232
2,840	Series 2004-QA6, Class NB2, VAR, 3.058%, 12/26/34	1,786
192	Series 2004-QS8, Class A2, 5.000%, 06/25/34	193
	Residential Asset Securitization Trust,
1,040	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,039
89	Series 2003-A14, Class A1, 4.750%, 02/25/19	90
4,131	Series 2005-A2, Class A4, IF, IO, 4.793%, 03/25/35	452
1,324	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	844
	Residential Funding Mortgage Securities I,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,150
359	Series 2003-S14, Class A4, PO, 07/25/18	337
675	Series 2004-S3, Class A1, 4.750%, 03/25/19	691
1,392	Series 2004-S6, Class 2A6, PO, 06/25/34	1,084
309	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	315
1,118	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	727
51	Residential Funding Securities LLC, Series 2003-RM2, Class AP- 3, PO, 05/25/33	34
	Salomon Brothers Mortgage Securities VII, Inc.,
583	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	539
134	Series 2003-UP2, Class PO1, PO, 12/25/18	116
3,002	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,998
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.951%, 06/25/34	2,665
1,001	Structured Asset Mortgage Investments, Inc., Series 2004- AR5, Class 1A1, VAR, 0.915%, 10/19/34	822
	Structured Asset Securities Corp.,
81	Series 2002-10H, Class 1AP, PO, 05/25/32	60
192	Series 2003-8, Class 1A2, 5.000%, 04/25/18	196
501	Series 2003-31A, Class B1, VAR, 2.460%, 10/25/33	201
1,666	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,685
615	Series 2004-20, Class 1A3, 5.250%, 11/25/34	619
2,809	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,743
509	Series 2005-6, Class 4A1, 5.000%, 05/25/35	501
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	982
917	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.897%, 09/25/43	823
	Vericrest Opportunity Loan Transferee,
1,192	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	1,191
1,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	1,400
1,543	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	1,543
559	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	559
	WaMu Mortgage Pass-Through Certificates,
209	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	196
4,937	Series 2003-AR9, Class 1A6, VAR, 2.462%, 09/25/33	4,671
704	Series 2003-AR9, Class 2A, VAR, 2.562%, 09/25/33	670
169	Series 2003-S10, Class A5, 5.000%, 10/25/18	169
19	Series 2003-S10, Class A6, PO, 10/25/18	19
414	Series 2003-S11, Class 2A5, IF, 16.343%, 11/25/33	436

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
872	Series 2003-S8, Class A6, 4.500%, 09/25/18	888
3,451	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,556
394	Series 2003-S9, Class P, PO, 10/25/33	295
406	Series 2004-AR3, Class A1, VAR, 2.570%, 06/25/34	393
232	Series 2004-AR3, Class A2, VAR, 2.570%, 06/25/34	224
2,499	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,501
562	Series 2006-AR10, Class 2P, VAR, 09/25/36	309
378	Series 2006-AR12, Class 2P, VAR, 10/25/36	193
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
13,898	Series 2005-2, Class 1A4, IF, IO, 4.793%, 04/25/35	1,464
3,270	Series 2005-2, Class 2A3, IF, IO, 4.743%, 04/25/35	319
3,611	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	655
3,961	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,184
3,518	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	561
1,180	Series 2005-6, Class 2A4, 5.500%, 08/25/35	923
5,556	Series 2005-6, Class 2A9, 5.500%, 08/25/35	3,886
	Wells Fargo Mortgage-Backed Securities Trust,
525	Series 2003-8, Class A9, 4.500%, 08/25/18	547
476	Series 2003-11, Class 1A4, 4.750%, 10/25/18	475
269	Series 2003-11, Class 1APO, PO, 10/25/18	238
939	Series 2003-13, Class A7, 4.500%, 11/25/18	952
996	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,028
200	Series 2003-15, Class APO, PO, 12/25/18	175
915	Series 2003-16, Class 2A1, 4.500%, 12/25/18	933
86	Series 2003-16, Class 2A3, 4.500%, 12/25/18	86
674	Series 2003-K, Class 1A1, VAR, 4.432%, 11/25/33	682
1,275	Series 2003-K, Class 1A2, VAR, 4.432%, 11/25/33	1,314
336	Series 2004-2, Class APO, PO, 01/25/19	295
493	Series 2004-7, Class 2A1, 4.500%, 07/25/19	502
480	Series 2004-7, Class 2A2, 5.000%, 07/25/19	494
1,317	Series 2004-BB, Class A4, VAR, 2.706%, 01/25/35	1,257
1,052	Series 2004-EE, Class 2A1, VAR, 2.710%, 12/25/34	987
1,123	Series 2004-EE, Class 3A1, VAR, 2.737%, 12/25/34	1,079
3,785	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	3,591
1,059	Series 2004-V, Class 1A1, VAR, 2.712%, 10/25/34	1,000
863	Series 2005-1, Class 2A1, 5.000%, 01/25/20	893
235	Series 2005-13, Class APO, PO, 11/25/20	201
652	Series 2005-16, Class APO, PO, 01/25/36	500
641	Series 2005-AR16, Class 2A1, VAR, 2.705%, 02/25/34	565
981	Series 2005-AR8, Class 2A1, VAR, 2.711%, 06/25/35	909
1,261	Series 2006-2, Class APO, PO, 03/25/36	894
887	Series 2006-4, Class 1APO, PO, 04/25/36	686
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,360
729	Series 2007-11, Class A14, 6.000%, 08/25/37	659

		386,684

	Total Collateralized Mortgage Obligations (Cost $1,140,547)	1,218,462

Commercial Mortgage-Backed Securities — 2.2%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	431
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,626
3,680	Series 2005-6, Class ASB, VAR, 5.367%, 09/10/47	3,852
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	292
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,464
250	Series 2006-5, Class A4, 5.414%, 09/10/47	266

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
	Bear Stearns Commercial Mortgage Securities,
46,022	Series 2005-PWR8, Class X1, IO, VAR, 0.295%, 06/11/41 (e)	686
1,494	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,555
3,148	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	3,469
	Citigroup Commercial Mortgage Trust,
1,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,249
4	Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	4
118,693	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.242%, 12/11/49 (e)	1,055
1,100	Commercial Mortgage Pass- Through Certificates, Series 2005- LP5, Class A4, VAR, 4.982%, 05/10/43	1,196
28,782	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.916%, 08/15/48	811
2,969	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	3,075
1,856	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,794
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,323
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	510
	GS Mortgage Securities Corp. II,
1,825	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,942
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	830
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	970
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	969
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,093
46,510	Series 2006-C7, Class XW, IO, VAR, 0.859%, 11/15/38 (e)	1,343
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,424
2,332	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,421
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.605%, 02/12/39	3,501
33,391	Series 2006-4, Class XC, IO, VAR, 0.312%, 12/12/49 (e)	445
	Morgan Stanley Capital I,
42,215	Series 2006-IQ12, Class X1, IO, VAR, 0.139%, 12/15/43 (e)	607
90,161	Series 2007-HQ11, Class X, IO, VAR, 0.425%, 02/12/44 (e)	737
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	799
	Morgan Stanley Reremic Trust,
691	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	693
3,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	3,569
3,000	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	2,997
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,127
6,989	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	6,980
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.739%, 08/15/39	5,961
1,700	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,773

	Total Commercial Mortgage- Backed Securities (Cost $68,207)	72,839

Corporate Bonds — 18.4%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	590
665	4.250%, 03/01/21	695
1,000	5.250%, 12/01/41	998

		2,283

	Automobiles — 0.1%
	Daimler Finance North America LLC,
739	2.625%, 09/15/16 (e)	730
1,000	6.500%, 11/15/13	1,086

		1,816

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	418

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	510

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	139
252	5.750%, 04/15/20	276
1,000	7.875%, 07/30/30	1,249
190	8.875%, 05/15/19	243
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	346
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	679
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	2,828
	Comcast Corp.,
2,845	5.900%, 03/15/16	3,243
400	6.450%, 03/15/37	454
400	6.500%, 11/15/35	459
740	Comcast Holdings Corp., 10.625%, 07/15/12	780
	Cox Communications, Inc.,
505	5.450%, 12/15/14	560
125	8.375%, 03/01/39 (e)	165
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	532
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,000	4.600%, 02/15/21	1,007
772	5.000%, 03/01/21	801
2,000	6.000%, 08/15/40	2,081
1,016	Discovery Communications LLC, 4.375%, 06/15/21	1,048
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,593
	NBC Universal Media LLC,
300	4.375%, 04/01/21	307
800	5.950%, 04/01/41	872
	News America, Inc.,
100	6.200%, 12/15/34	105
400	6.650%, 11/15/37	437
250	6.900%, 08/15/39	288
1,075	7.300%, 04/30/28	1,207
500	8.000%, 10/17/16	614
355	8.875%, 04/26/23	455
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,302
315	4.700%, 10/15/19	341
493	5.950%, 07/15/13	528
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	357
2,127	5.850%, 05/01/17	2,396
400	6.550%, 05/01/37	442
800	8.250%, 04/01/19	993
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	154
1,250	8.375%, 07/15/33	1,650
872	10.150%, 05/01/12	903
	Time Warner, Inc.,
525	4.750%, 03/29/21	554
313	5.375%, 10/15/41	313
150	6.200%, 03/15/40	164
437	6.250%, 03/29/41	485
200	7.625%, 04/15/31	245
171	7.700%, 05/01/32	213
640	Walt Disney Co. (The), 4.125%, 12/01/41	626

		34,434

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	404
275	6.250%, 12/15/17	325
455	Nordstrom, Inc., 4.000%, 10/15/21	465
	Target Corp.,
200	6.000%, 01/15/18	242
800	7.000%, 01/15/38	1,037

		2,473

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	504
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,859
	Lowe’s Cos., Inc.,
277	3.800%, 11/15/21	277
326	5.125%, 11/15/41	335
750	7.110%, 05/15/37	958
590	Staples, Inc., 9.750%, 01/15/14	674

		4,607

	Total Consumer Discretionary	46,541

	Consumer Staples — 0.8%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	694
905	5.750%, 04/01/36	1,064
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	115
515	7.750%, 01/15/19	663
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	531
410	4.875%, 03/15/19	472
300	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	304
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	563
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	904

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
500	5.500%, 04/01/13	530
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	970
	PepsiCo, Inc.,
150	0.800%, 08/25/14	150
359	3.000%, 08/25/21	356
54	7.900%, 11/01/18	71
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	761
250	6.500%, 07/01/16 (e)	292

		8,440

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,075
250	6.125%, 09/15/39	278
	Kroger Co. (The),
850	7.500%, 01/15/14	954
1,460	7.500%, 04/01/31	1,932
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	444
752	5.250%, 09/01/35	842
215	6.200%, 04/15/38	265
350	7.550%, 02/15/30	498

		6,288

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	172
1,295	8.500%, 06/15/19	1,554
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	207
	Cargill, Inc.,
535	4.307%, 05/14/21 (e)	571
850	7.350%, 03/06/19 (e)	1,069
232	General Mills, Inc., 6.000%, 02/15/12	234
	Kellogg Co.,
462	4.250%, 03/06/13	480
1,200	5.125%, 12/03/12	1,252
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,674
1,480	6.500%, 08/11/17	1,736
600	6.875%, 02/01/38	746
500	6.875%, 01/26/39	618
350	7.000%, 08/11/37	441

		10,754

	Household Products — 0.0% (g)
66	Kimberly-Clark Corp., 7.500%, 11/01/18	87
940	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,252
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	139

		1,478

	Total Consumer Staples	26,960

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	2,156
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	445
	Transocean, Inc., (Cayman Islands),
256	6.375%, 12/15/21	256
900	6.500%, 11/15/20	895
198	7.350%, 12/15/41	198
100	7.500%, 04/15/31	99

		4,049

	Oil, Gas & Consumable Fuels — 0.8%
150	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	183
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	136
2,000	7.625%, 03/15/14	2,245
265	8.700%, 03/15/19	337
500	Apache Corp., 6.900%, 09/15/18	631
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,269
1,000	Chevron Corp., 4.950%, 03/03/19	1,174
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	551
	ConocoPhillips,
200	5.200%, 05/15/18	230
450	5.750%, 02/01/19	533
150	6.000%, 01/15/20	183
200	6.500%, 02/01/39	259
	Encana Corp., (Canada),
545	6.500%, 05/15/19	645
150	6.500%, 08/15/34	169
925	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	926
600	EOG Resources, Inc., 4.100%, 02/01/21	644
200	Kerr-McGee Corp., 6.950%, 07/01/24	237
	Marathon Oil Corp.,
819	5.900%, 03/15/18	950
1,535	6.000%, 10/01/17	1,779
402	Occidental Petroleum Corp., 1.750%, 02/15/17	401
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	380
1,045	6.800%, 05/15/38	1,249
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	275
275	4.000%, 03/21/14	295
1,000	4.300%, 09/22/19	1,132

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,005	4.375%, 03/25/20	1,144
1,230	6.375%, 12/15/38	1,628
	Statoil ASA, (Norway),
467	3.125%, 08/17/17	489
300	3.150%, 01/23/22	300
253	4.250%, 11/23/41	259
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	303
850	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	1,033
400	Tosco Corp., 8.125%, 02/15/30	575
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,434
370	4.125%, 01/28/21	396
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,198

		26,572

	Total Energy	30,621

	Financials — 9.6%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
1,789	2.400%, 01/17/17	1,784
900	2.950%, 06/18/15	933
264	3.550%, 09/23/21	262
750	4.600%, 01/15/20	804
310	5.125%, 08/27/13	331
	BlackRock, Inc.,
540	3.500%, 12/10/14	577
652	5.000%, 12/10/19	699
350	6.250%, 09/15/17	402
1,500	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,437
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	269
500	Credit Suisse USA, Inc., 5.125%, 08/15/15	525
500	FMR LLC, 6.450%, 11/15/39 (e)	526
	Goldman Sachs Group, Inc. (The),
3,060	3.625%, 02/07/16	2,881
492	3.700%, 08/01/15	475
1,041	4.750%, 07/15/13	1,043
2,638	5.250%, 10/15/13	2,682
473	5.250%, 07/27/21	437
1,040	5.375%, 03/15/20	981
750	5.500%, 11/15/14	774
4,100	5.950%, 01/18/18	4,075
949	6.000%, 06/15/20	926
305	6.250%, 09/01/17	312
485	6.750%, 10/01/37	431
2,570	7.500%, 02/15/19	2,743
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	382
1,005	5.125%, 04/13/18	844
1,000	6.450%, 06/08/27	784
770	8.500%, 07/15/19	716
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d) (f) (i)	27
1,246	4.800%, 03/13/14 (d) (f) (i)	321
1,000	5.500%, 04/04/16 (d) (f) (i)	258
1,200	5.750%, 05/17/13 (d) (f) (i)	309
1,850	6.000%, 07/19/12 (d) (f) (i)	476
1,670	6.625%, 01/18/12 (d) (f) (i)	430
152	7.875%, 11/01/09 (d) (f) (i)	39
	Macquarie Group Ltd., (Australia),
1,400	6.250%, 01/14/21 (e)	1,355
750	7.300%, 08/01/14 (e)	789
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,189
920	5.700%, 05/02/17	830
1,702	6.150%, 04/25/13	1,705
2,996	6.400%, 08/28/17	2,871
1,249	6.875%, 04/25/18	1,182
	Morgan Stanley,
625	4.000%, 07/24/15	572
893	4.200%, 11/20/14	849
2,029	4.750%, 04/01/14	1,948
4,225	5.300%, 03/01/13	4,219
1,000	5.450%, 01/09/17	922
1,021	5.500%, 07/24/20	877
1,265	5.625%, 09/23/19	1,105
900	5.750%, 08/31/12	913
360	5.750%, 01/25/21	322
1,200	6.000%, 05/13/14	1,193
400	6.625%, 04/01/18	377
370	6.750%, 10/15/13	386
820	7.300%, 05/13/19	808
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,009
150	5.000%, 03/04/15	150
1,150	6.700%, 03/04/20	1,196
226	Northern Trust Corp., 5.500%, 08/15/13	244
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	410
2,300	3.875%, 01/15/15	2,286
365	4.875%, 08/04/20	356
500	5.750%, 04/25/18	513
425	5.875%, 12/20/17	441

		62,912

	Commercial Banks — 2.7%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	555
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,246

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
900	3.250%, 03/01/16 (e)	914
228	4.875%, 01/12/21 (e)	239
741	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	739
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,029
737	3.400%, 01/22/15	773
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	721
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,629
800	2.500%, 09/21/15 (e)	784
935	3.900%, 04/07/15	935
175	5.000%, 09/22/16	178
700	5.200%, 07/10/14	725
1,000	6.050%, 12/04/17 (e)	889
	BB&T Corp.,
1,450	3.850%, 07/27/12	1,478
750	3.950%, 04/29/16	798
740	4.900%, 06/30/17	783
1,885	5.700%, 04/30/14	2,063
245	6.850%, 04/30/19	296
695	Branch Banking & Trust Co., 5.625%, 09/15/16	775
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,158
260	Comerica, Inc., 3.000%, 09/16/15	265
	Credit Suisse, (Switzerland),
451	4.375%, 08/05/20	435
500	5.000%, 05/15/13	515
160	5.300%, 08/13/19	163
675	5.400%, 01/14/20	616
942	5.500%, 05/01/14	994
850	6.000%, 02/15/18	824
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	650
970	3.875%, 08/18/14	992
2,011	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	2,036
720	Fifth Third Bancorp, 5.450%, 01/15/17	754
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,726
1,438	3.100%, 05/24/16 (e)	1,432
666	4.125%, 08/12/20 (e)	648
575	4.750%, 01/19/21 (e)	584
	HSBC Holdings plc, (United Kingdom),
500	4.875%, 01/14/22	503
556	5.100%, 04/05/21	574
600	6.100%, 01/14/42	631
2,400	KeyBank N.A., 5.500%, 09/17/12	2,473
480	KeyCorp, 6.500%, 05/14/13	508
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,409
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,032
750	2.750%, 09/28/15 (e)	751
1,000	3.000%, 07/27/16 (e)	993
795	3.750%, 03/02/15 (e)	816
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,367
250	National City Bank, 5.800%, 06/07/17	275
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	592
945	4.875%, 05/13/21 (e)	799
400	PNC Bank N.A., 6.875%, 04/01/18	454
	PNC Funding Corp.,
567	4.375%, 08/11/20	600
940	5.250%, 11/15/15	1,015
950	5.625%, 02/01/17	1,036
565	6.700%, 06/10/19	675
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	139
2,400	3.200%, 03/11/15 (e)	2,471
500	5.800%, 09/30/10 (e)	533
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,067
820	6.000%, 09/11/17	901
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,409
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	1,162
	U.S. Bancorp,
645	2.450%, 07/27/15	659
566	4.125%, 05/24/21	615
1,107	7.500%, 06/01/26	1,400
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,094
250	6.000%, 11/15/17	278
1,125	6.600%, 01/15/38	1,227
	Wachovia Corp.,
685	4.875%, 02/15/14	716
2,000	5.500%, 05/01/13	2,118
4,480	5.750%, 02/01/18	5,015
	Wells Fargo & Co.,
1,000	3.676%, 06/15/16	1,047
500	4.600%, 04/01/21	530
2,135	5.625%, 12/11/17	2,397
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,596
250	5.750%, 05/16/16	272

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	935
2,105	4.875%, 11/19/19	2,189

		86,614

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	820
	American Express Credit Corp.,
1,000	2.800%, 09/19/16	989
2,140	5.875%, 05/02/13	2,253
400	7.300%, 08/20/13	432
1,083	American General Finance Corp., 5.375%, 10/01/12	996
	American Honda Finance Corp.,
405	2.375%, 03/18/13 (e)	411
1,599	2.600%, 09/20/16 (e)	1,598
150	7.625%, 10/01/18 (e)	187
1,125	Capital One Bank USA N.A., 8.800%, 07/15/19	1,310
	Capital One Financial Corp.,
1,165	6.750%, 09/15/17	1,299
2,140	7.375%, 05/23/14	2,341
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,024
3,413	5.000%, 06/30/15	3,485
2,200	5.250%, 01/15/14	2,281
188	6.375%, 11/27/12	193
207	7.350%, 11/27/32	210
	John Deere Capital Corp.,
233	3.150%, 10/15/21	234
265	4.500%, 04/03/13	278
1,000	5.250%, 10/01/12	1,038
1,023	SLM Corp., 5.375%, 01/15/13	1,038
	Toyota Motor Credit Corp.,
2,400	2.000%, 09/15/16	2,387
962	3.200%, 06/17/15	1,009
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	331

		26,144

	Diversified Financial Services — 2.4%
	Associates Corp. of North America,
1,900	6.950%, 11/01/18	2,043
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,252
	Bank of America Corp.,
520	3.625%, 03/17/16	458
300	4.900%, 05/01/13	298
470	5.000%, 05/13/21	398
2,720	5.625%, 10/14/16	2,514
140	5.625%, 07/01/20	124
600	5.650%, 05/01/18	528
1,510	5.750%, 08/15/16	1,371
420	5.750%, 12/01/17	383
600	7.625%, 06/01/19	585
1,455	Bank of America N.A., 5.300%, 03/15/17	1,277
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	244
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	704
900	4.742%, 03/11/21	994
2,122	5.250%, 11/07/13	2,278
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	748
	Caterpillar Financial Services Corp.,
665	4.900%, 08/15/13	712
560	5.500%, 03/15/16	646
1,300	6.200%, 09/30/13	1,419
305	7.050%, 10/01/18	383
510	7.150%, 02/15/19	647
	Citigroup, Inc.,
832	4.587%, 12/15/15	834
856	4.700%, 05/29/15	866
527	4.750%, 05/19/15	530
3,127	5.000%, 09/15/14	3,129
2,025	5.125%, 05/05/14	2,070
1,000	5.375%, 08/09/20	1,004
600	5.500%, 04/11/13	615
150	6.000%, 12/13/13	155
2,150	6.000%, 08/15/17	2,238
755	6.010%, 01/15/15	782
350	6.125%, 11/21/17	364
510	6.375%, 08/12/14	537
400	8.125%, 07/15/39	463
1,130	8.500%, 05/22/19	1,307
	CME Group, Inc.,
3,176	5.400%, 08/01/13	3,382
100	5.750%, 02/15/14	109
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,217
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	153
559	4.500%, 08/16/21 (e)	558
350	6.375%, 10/15/17 (e)	399
	FUEL Trust,
1,917	3.984%, 06/15/16 (e)	1,863
561	4.207%, 04/15/16 (e)	552
	General Electric Capital Corp.,
450	4.625%, 01/07/21	447
5,825	5.250%, 10/19/12	6,056
191	5.300%, 02/11/21	195
2,500	5.400%, 02/15/17	2,731
5,755	5.625%, 05/01/18	6,289
1,000	5.650%, 06/09/14	1,077

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
5,000	5.875%, 02/15/12	5,051
310	5.875%, 01/14/38	305
6,912	6.000%, 06/15/12	7,105
2,544	6.750%, 03/15/32	2,753
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,755
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	228
635	4.750%, 03/01/14	687
200	10.375%, 11/01/18	286
640	Textron Financial Corp., 5.400%, 04/28/13	655

		79,753

	Insurance — 1.5%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	460
350	5.600%, 05/15/15	390
	Aflac, Inc.,
317	6.450%, 08/15/40	319
200	8.500%, 05/15/19	241
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,067
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,487
2,960	5.450%, 05/18/17	2,806
	Aon Corp.,
402	3.125%, 05/27/16	403
336	3.500%, 09/30/15	343
306	6.250%, 09/30/40	362
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,217
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	240
1,250	4.000%, 04/15/12	1,265
1,000	4.600%, 05/15/13	1,052
605	5.000%, 08/15/13	644
1,505	5.400%, 05/15/18	1,713
781	Berkshire Hathaway, Inc., 3.750%, 08/15/21	797
100	Chubb Corp., 5.750%, 05/15/18	117
	CNA Financial Corp.,
750	5.850%, 12/15/14	786
781	5.875%, 08/15/20	784
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	860
1,695	6.125%, 05/30/12 (e)	1,734
251	Lincoln National Corp., 4.850%, 06/24/21	239
	MassMutual Global Funding II,
540	2.300%, 09/28/15 (e)	540
338	2.875%, 04/21/14 (e)	346
500	3.625%, 07/16/12 (e)	508
920	MetLife Institutional Funding II, VAR, 1.274%, 04/04/14 (e)	918
430	MetLife, Inc., 6.817%, 08/15/18	501
	Metropolitan Life Global Funding I,
1,150	2.000%, 01/10/14 (e)	1,152
1,250	2.500%, 01/11/13 (e)	1,266
400	3.125%, 01/11/16 (e)	402
1,900	3.650%, 06/14/18 (e)	1,901
300	5.125%, 04/10/13 (e)	314
1,093	5.200%, 09/18/13 (e)	1,160
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	264
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	1,975
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	762
2,637	5.375%, 09/15/13 (e)	2,821
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	686
410	5.150%, 04/15/13 (e)	430
200	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	261
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,275
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	539
4,549	6.250%, 02/15/12 (e)	4,595
215	Principal Life Income Funding Trusts, 5.300%, 12/14/12	225
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,168
210	Travelers Cos., Inc. (The), 5.800%, 05/15/18	243
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,214
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	313

		48,105

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
600	5.875%, 09/15/20	592
1,325	6.650%, 01/15/18	1,411
895	HCP, Inc., 5.375%, 02/01/21	924
	Simon Property Group LP,
579	4.125%, 12/01/21	578
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	204
705	5.625%, 08/15/14	773
665	6.100%, 05/01/16	747

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
320	6.125%, 05/30/18	363
330	6.750%, 05/15/14	364
1,376	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,510

		7,500

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	372
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,455

		1,827

	Total Financials	312,855

	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	986
237	4.500%, 03/15/20	246
500	4.950%, 10/01/41	464
2,000	5.150%, 11/15/41	1,928
252	5.650%, 06/15/42	255
570	5.700%, 02/01/19	634
720	5.750%, 03/15/40	739

		5,252

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	405
215	4.625%, 03/15/15	237
100	Becton Dickinson and Co., 5.000%, 05/15/19	114

		756

	Health Care Providers & Services — 0.1%
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	367
975	UnitedHealth Group, Inc., 3.375%, 11/15/21	967
	WellPoint, Inc.,
168	5.875%, 06/15/17	191
113	7.000%, 02/15/19	135

		1,660

	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	313
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	715
450	Eli Lilly & Co., 3.550%, 03/06/12	453
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	488
750	5.650%, 05/15/18	892
530	6.375%, 05/15/38	679
650	Merck & Co., Inc., 6.000%, 09/15/17	795

		4,335

	Total Health Care	12,003

	Industrials — 0.8%
	Aerospace & Defense — 0.1%
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	677
300	Honeywell International, Inc., 5.300%, 03/01/18	350
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	385
292	4.850%, 09/15/41	286
1,144	5.720%, 06/01/40	1,224
1,261	United Technologies Corp., 6.125%, 02/01/19	1,535

		4,457

	Airlines — 0.1%
262	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	224
698	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	670
276	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	287
465	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	478
624	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	624
243	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	243

		2,526

	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	203

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	773
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	599
1,020	5.000%, 03/15/15	1,083
200	5.600%, 03/15/18	210
	Waste Management, Inc.,
214	4.750%, 06/30/20	230
455	7.375%, 03/11/19	568

		3,463

	Construction & Engineering — 0.0% (g)
789	Fluor Corp., 3.375%, 09/15/21	784

	Industrial Conglomerates — 0.1%
588	Danaher Corp., 3.900%, 06/23/21	642
	Koninklijke Philips Electronics N.V., (Netherlands),
260	5.750%, 03/11/18	297

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Industrial Conglomerates — Continued
130	7.200%, 06/01/26	171
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	345
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	651
375	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	460

		2,566

	Machinery — 0.0% (g)
	Eaton Corp.,
500	5.600%, 05/15/18	586
300	7.625%, 04/01/24	407
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	365
125	PACCAR, Inc., 6.375%, 02/15/12	126
135	Parker Hannifin Corp., 5.500%, 05/15/18	157

		1,641

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
300	3.450%, 09/15/21	304
125	3.600%, 09/01/20	129
1,000	5.400%, 06/01/41	1,112
500	5.650%, 05/01/17	573
250	5.750%, 03/15/18	292
425	5.750%, 05/01/40	480
250	6.700%, 08/01/28	311
450	7.000%, 02/01/14	506
	CSX Corp.,
300	4.250%, 06/01/21	316
575	5.500%, 04/15/41	629
145	6.250%, 04/01/15	166
250	6.300%, 03/15/12	254
205	7.375%, 02/01/19	255
500	7.900%, 05/01/17	619
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	742
100	6.000%, 03/15/05	112
1,768	6.000%, 05/23/11	1,966
355	7.700%, 05/15/17	448
420	Ryder System, Inc., 3.600%, 03/01/16	436
	Union Pacific Corp.,
693	4.163%, 07/15/22	738
235	4.875%, 01/15/15	257
907	5.650%, 05/01/17	1,053
340	United Parcel Service of America, Inc., 8.375%, 04/01/20	466
60	SUB, 8.375%, 04/01/30	89

		12,253

	Total Industrials	27,893

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,015
350	5.500%, 01/15/40	398
755	5.900%, 02/15/39	900

		2,313

	Computers & Peripherals — 0.5%
	Dell, Inc.,
1,280	3.100%, 04/01/16	1,343
250	4.625%, 04/01/21	261
300	7.100%, 04/15/28	369
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	279
600	4.300%, 06/01/21	610
781	4.375%, 09/15/21	799
600	4.750%, 06/02/14	643
1,345	5.400%, 03/01/17	1,529
2,500	6.000%, 09/15/41	2,692
1,230	6.125%, 03/01/14	1,351
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	3,114
690	6.220%, 08/01/27	886
1,075	7.625%, 10/15/18	1,411

		15,287

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
170	3.375%, 11/01/15	170
165	6.000%, 04/01/20	176
1,080	6.875%, 07/01/13	1,165
725	7.500%, 01/15/27	780

		2,291

	IT Services — 0.0% (g)
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,094

	Office Electronics — 0.0% (g)
	Xerox Corp.,
270	4.500%, 05/15/21	269
600	5.625%, 12/15/19	647
550	6.750%, 02/01/17	630
100	8.250%, 05/15/14	113

		1,659

	Semiconductors & Semiconductor Equipment — 0.1%
697	Intel Corp., 3.300%, 10/01/21	707
1,350	National Semiconductor Corp., 6.600%, 06/15/17	1,642
750	Texas Instruments, Inc., 1.375%, 05/15/14	759

		3,108

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Software — 0.1%
260	Intuit, Inc., 5.750%, 03/15/17	290
	Microsoft Corp.,
720	1.625%, 09/25/15	737
117	4.500%, 10/01/40	125
	Oracle Corp.,
500	5.000%, 07/08/19	575
1,412	5.250%, 01/15/16	1,620
698	5.750%, 04/15/18	833
465	6.500%, 04/15/38	608

		4,788

	Total Information Technology	30,540

	Materials — 0.5%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	259
	Dow Chemical Co. (The),
385	4.125%, 11/15/21	381
203	4.250%, 11/15/20	204
200	5.250%, 11/15/41	195
1,250	6.000%, 10/01/12	1,303
370	7.375%, 11/01/29	461
250	7.600%, 05/15/14	283
158	8.550%, 05/15/19	199
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	649
350	4.900%, 01/15/41	376
1,610	6.000%, 07/15/18	1,949
1,430	Monsanto Co., 7.375%, 08/15/12	1,494
	Mosaic Co. (The),
280	3.750%, 11/15/21	279
79	4.875%, 11/15/41	78
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	917
	PPG Industries, Inc.,
114	5.500%, 11/15/40	129
415	5.750%, 03/15/13	439
350	9.000%, 05/01/21	488
	Praxair, Inc.,
662	4.625%, 03/30/15	730
885	5.250%, 11/15/14	987
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,181
350	7.750%, 10/01/96	399

		13,380

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd.,
410	(Australia), 5.400%, 03/29/17	474
400	5.500%, 04/01/14	440
550	6.500%, 04/01/19	677
	Rio Tinto Finance USA Ltd.,
115	(Australia), 3.500%, 11/02/20	115
550	3.750%, 09/20/21	557

		2,263

	Total Materials	15,643

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
6	AT&T Corp., 8.000%, 11/15/31	8
	AT&T, Inc.,
850	4.450%, 05/15/21	897
3,417	4.950%, 01/15/13	3,568
386	5.100%, 09/15/14	425
170	5.350%, 09/01/40	178
250	5.500%, 02/01/18	285
2,700	6.300%, 01/15/38	3,142
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,511
450	6.875%, 10/15/31	534
	BellSouth Telecommunications, Inc.,
980	6.300%, 12/15/15	1,044
300	7.000%, 10/01/25	362
2,500	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	2,595
600	Centel Capital Corp., 9.000%, 10/15/19	682
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,331
920	Series P, 7.600%, 09/15/39	865
	Deutsche Telekom International Finance B.V., (Netherlands),
1,150	4.875%, 07/08/14	1,232
400	6.000%, 07/08/19	456
255	8.750%, 06/15/30	346
560	France Telecom S.A., (France), 2.750%, 09/14/16	550
2,100	GTE Corp., 6.840%, 04/15/18	2,494
741	Qwest Corp., 6.750%, 12/01/21	774
1,000	Telecom Italia Capital S.A., (Luxembourg), 4.950%, 09/30/14	927
1,616	5.250%, 11/15/13	1,555
750	6.999%, 06/04/18	680
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	282
880	5.855%, 02/04/13	891
515	5.877%, 07/15/19	487
300	6.421%, 06/20/16	304
	Verizon Communications, Inc.,
160	4.750%, 11/01/41	160
650	5.500%, 04/01/17	748

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
443	5.550%, 02/15/16	502
100	5.850%, 09/15/35	115
1,250	7.350%, 04/01/39	1,653
350	Verizon Global Funding Corp., 7.750%, 12/01/30	468
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,938
962	Verizon Virginia, Inc., 4.625%, 03/15/13	999

		34,988

	Wireless Telecommunication Services — 0.1%
640	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	625
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	544
475	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	481
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,255

		2,905

	Total Telecommunication Services	37,893

	Utilities — 1.9%
	Electric Utilities — 1.4%
222	Alabama Power Co., 6.125%, 05/15/38	290
467	Arizona Public Service Co., 5.050%, 09/01/41	501
	Carolina Power & Light Co.,
888	5.125%, 09/15/13	955
305	5.300%, 01/15/19	352
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,556
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,259
310	Columbus Southern Power Co., 6.050%, 05/01/18	363
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	848
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	220
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	728
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	750
745	5.625%, 11/30/12	779
728	6.250%, 01/15/12	733
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,711
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	859
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,041
229	5.750%, 10/01/41	257
	Florida Power & Light Co.,
410	5.950%, 10/01/33	519
335	5.950%, 02/01/38	435
	Florida Power Corp.,
280	5.650%, 06/15/18	332
220	6.400%, 06/15/38	293
	Georgia Power Co.,
200	5.950%, 02/01/39	251
225	6.000%, 11/01/13	246
229	Great Plains Energy, Inc., 4.850%, 06/01/21	237
100	Indiana Michigan Power Co., 7.000%, 03/15/19	122
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	126
1,400	Kansas City Power & Light Co., 5.300%, 10/01/41	1,478
80	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	80
105	MidAmerican Energy Co., 5.300%, 03/15/18	122
	Nevada Power Co.,
55	5.375%, 09/15/40	62
300	5.450%, 05/15/41	344
720	6.500%, 08/01/18	863
	NextEra Energy Capital Holdings, Inc.,
255	5.350%, 06/15/13	270
670	6.000%, 03/01/19	780
265	7.875%, 12/15/15	316
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	332
	Nisource Finance Corp.,
360	4.450%, 12/01/21	364
1,256	5.800%, 02/01/42	1,284
500	Northern States Power Co., 6.250%, 06/01/36	675
320	Ohio Power Co., 5.750%, 09/01/13	343
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	214
840	6.800%, 09/01/18	1,007
	Pacific Gas & Electric Co.,
71	3.250%, 09/15/21	71
390	4.500%, 12/15/41	385
780	5.625%, 11/30/17	919
160	8.250%, 10/15/18	211
	PacifiCorp,
175	5.500%, 01/15/19	207
150	5.650%, 07/15/18	178
100	Peco Energy Co., 5.350%, 03/01/18	117

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,381
300	Progress Energy, Inc., 6.050%, 03/15/14	332
772	PSEG Power LLC, 5.125%, 04/15/20	858
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	91
125	5.800%, 08/01/18	149
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,049
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	240
277	5.375%, 11/01/39	333
2,000	6.330%, 11/01/13	2,195
379	San Diego Gas & Electric Co., 3.950%, 11/15/41	380
	Southern California Edison Co.,
160	4.150%, 09/15/14	174
765	5.500%, 08/15/18	908
391	5.750%, 03/15/14	432
200	5.950%, 02/01/38	259
1,140	6.050%, 03/15/39	1,505
	Southern Co.,
363	1.950%, 09/01/16	365
250	4.150%, 05/15/14	268
202	Southern Power Co., 5.150%, 09/15/41	205
570	Southwestern Public Service Co., 8.750%, 12/01/18	772
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,713
500	6.200%, 04/15/18	565
400	8.000%, 10/01/19	496
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,047
1,320	5.400%, 04/30/18	1,561
615	5.950%, 09/15/17	736

		46,399

	Gas Utilities — 0.2%
	AGL Capital Corp.,
563	3.500%, 09/15/21	557
345	4.450%, 04/15/13	357
1,441	5.875%, 03/15/41	1,708
	Atmos Energy Corp.,
105	5.125%, 01/15/13	109
250	8.500%, 03/15/19	328
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	371
	TransCanada PipeLines Ltd., (Canada),
975	4.000%, 06/15/13	1,022
550	6.200%, 10/15/37	664
250	6.500%, 08/15/18	301
1,100	7.250%, 08/15/38	1,444

		6,861

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	805
300	7.000%, 06/15/38	393
600	8.875%, 01/15/19	783
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,064
375	PG&E Corp., 5.750%, 04/01/14	410
	Sempra Energy,
1,145	6.150%, 06/15/18	1,337
150	6.500%, 06/01/16	175
850	8.900%, 11/15/13	958
395	9.800%, 02/15/19	532
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
450	6.000%, 04/01/14	503
265	6.250%, 12/01/15	310
92	Xcel Energy, Inc., 4.800%, 09/15/41	97

		7,388

	Water Utilities — 0.1%
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,274

	Total Utilities	61,922

	Total Corporate Bonds (Cost $579,082)	602,871

Foreign Government Securities — 0.7%
	Israel Government AID Bond, (Israel),
6,000	Zero Coupon, 08/15/17	5,475
5,651	Zero Coupon, 08/15/18	4,975
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	613
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	734
2,200	2.950%, 02/05/15	2,324
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	533
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,507
856	6.625%, 03/03/15	969
3,328	7.500%, 04/08/33	4,568

	Total Foreign Government Securities (Cost $20,274)	21,698

Mortgage Pass-Through Securities — 9.9%
	Federal Home Loan Mortgage Corp.,
61	ARM, 2.146%, 07/01/19	64

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
626	ARM, 2.185%, 10/01/36	660
205	ARM, 2.345%, 10/01/36	216
58	ARM, 2.396%, 04/01/30	61
863	ARM, 2.480%, 12/01/33	891
504	ARM, 2.497%, 02/01/36	529
1,476	ARM, 2.500%, 04/01/34	1,547
651	ARM, 2.525%, 11/01/36	689
717	ARM, 2.808%, 12/01/34	753
833	ARM, 2.882%, 10/01/36	883
1,410	ARM, 3.165%, 03/01/37	1,496
469	ARM, 4.123%, 12/01/36	498
1,497	ARM, 4.913%, 02/01/36	1,596
1,893	ARM, 4.996%, 01/01/35	2,030
1,355	ARM, 5.072%, 07/01/36	1,453
407	ARM, 5.562%, 05/01/36	436
280	ARM, 5.865%, 02/01/37	296
1,924	ARM, 6.007%, 11/01/36	2,063
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,611	4.000%, 08/01/18 - 05/01/19	1,697
292	4.500%, 08/01/18	311
877	5.000%, 12/01/18	944
6,870	5.500%, 06/01/17 - 01/01/24	7,446
100	6.000%, 04/01/18	108
992	6.500%, 08/01/16 - 02/01/19	1,088
134	7.000%, 01/01/17 - 04/01/17	139
2	7.500%, 10/01/14 - 11/01/15	2
4	8.500%, 11/01/15	5
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
230	6.000%, 12/01/22	252
635	6.500%, 11/01/22	705
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,828	4.000%, 10/01/33 - 09/01/35	5,052
8,701	4.500%, 05/01/41	9,175
5,359	5.000%, 09/01/34 - 08/01/40	5,755
4,075	5.500%, 10/01/33 - 07/01/35	4,420
700	6.000%, 12/01/33 - 01/01/34	781
4,368	6.500%, 11/01/34 - 11/01/36	4,924
962	7.000%, 07/01/32 - 10/01/36	1,099
1,254	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,505
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
639	5.500%, 10/01/33 - 01/01/34	687
170	7.000%, 07/01/29	188
9	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	10
	Federal National Mortgage Association,
228	ARM, 1.688%, 09/01/34	235
1,142	ARM, 1.786%, 01/01/33	1,163
2,051	ARM, 1.910%, 09/01/35	2,149
868	ARM, 1.944%, 07/01/36	909
22	ARM, 1.947%, 03/01/19	23
2,155	ARM, 1.969%, 01/01/35	2,267
667	ARM, 2.027%, 11/01/34	699
1,145	ARM, 2.117%, 05/01/35	1,200
536	ARM, 2.147%, 01/01/36	558
976	ARM, 2.149%, 01/01/35	1,019
431	ARM, 2.236%, 04/01/34	450
347	ARM, 2.247%, 07/01/34	365
1,097	ARM, 2.248%, 11/01/34	1,147
333	ARM, 2.277%, 11/01/33	348
93	ARM, 2.291%, 04/01/34	98
1,136	ARM, 2.315%, 10/01/34	1,193
781	ARM, 2.320%, 10/01/34	821
288	ARM, 2.339%, 09/01/35	304
330	ARM, 2.342%, 02/01/35	347
921	ARM, 2.356%, 08/01/34	969
166	ARM, 2.358%, 07/01/33	174
1,559	ARM, 2.373%, 06/01/35	1,639
1,282	ARM, 2.377%, 07/01/33	1,356
534	ARM, 2.378%, 08/01/34	563
444	ARM, 2.383%, 09/01/34	468
846	ARM, 2.460%, 05/01/34	894
267	ARM, 2.470%, 05/01/35	282
2,708	ARM, 2.486%, 04/01/35	2,847
513	ARM, 2.488%, 06/01/36	540
262	ARM, 2.505%, 01/01/34	276
470	ARM, 2.546%, 10/01/34	496
749	ARM, 2.560%, 09/01/33	791
10	ARM, 2.648%, 01/01/19	10
707	ARM, 2.750%, 04/01/35	744
809	ARM, 2.825%, 10/01/36	859
148	ARM, 3.000%, 01/01/36	156
211	ARM, 3.000%, 02/01/34	223
115	ARM, 3.173%, 09/01/27	120
111	ARM, 3.924%, 03/01/29	118
1,418	ARM, 4.942%, 07/01/33	1,513
763	ARM, 5.232%, 01/01/38	817
1,363	ARM, 5.629%, 01/01/23	1,481
	Federal National Mortgage Association, 15 Year, Single Family,
1,501	3.500%, 09/01/18 - 07/01/19	1,572
16,726	4.000%, 07/01/18 - 12/01/18	17,723
9,164	4.500%, 06/01/18 - 12/01/19	9,832
2,340	5.000%, 12/01/16 - 08/01/24	2,521
2,159	5.500%, 03/01/20 - 07/01/20	2,341
11,686	6.000%, 06/01/16 - 01/01/24	12,684
407	6.500%, 03/01/17 - 08/01/20	447
484	7.000%, 03/01/17 - 09/01/17	530
18	7.500%, 03/01/17	20
13	8.000%, 11/01/12 - 11/01/15	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 20 Year, Single Family,	460
427	4.500%, 04/01/24
2,261	6.500%, 05/01/22 - 04/01/25	2,501
	Federal National Mortgage Association, 30 Year, FHA/VA,
134	6.000%, 09/01/33	149
226	6.500%, 03/01/29	261
54	7.000%, 02/01/33	61
77	8.000%, 06/01/28	89
52	9.000%, 05/01/18 - 12/01/25	60
	Federal National Mortgage Association, 30 Year, Single Family,
1,367	4.500%, 11/01/33 - 02/01/35	1,452
3,285	5.000%, 07/01/33 - 09/01/35	3,545
2,964	5.500%, 09/01/31 - 03/01/34	3,278
6,069	6.000%, 12/01/28 - 09/01/37	6,727
2,266	6.500%, 11/01/29 - 08/01/31	2,576
2,270	7.000%, 01/01/24 - 01/01/39	2,585
1,066	7.500%, 08/01/36 - 11/01/37	1,233
838	8.000%, 03/01/27 - 11/01/28	979
2	9.000%, 04/01/26	2
21	9.500%, 07/01/28	25
11	12.500%, 01/01/16	11
	Federal National Mortgage Association, Other,
2,479	ARM, 6.070%, 11/01/18	2,676
5,920	2.573%, 10/01/17	6,042
7,000	2.779%, 10/01/17	7,193
3,935	2.970%, 11/01/18	4,048
2,000	3.290%, 10/01/20	2,067
10,000	3.337%, 11/01/20	10,294
2,000	3.461%, 11/01/20	2,074
2,000	3.503%, 08/01/17	2,110
1,509	3.544%, 09/01/20	1,573
2,957	3.600%, 09/01/20	3,115
7,759	3.621%, 09/01/20	8,128
2,000	3.637%, 01/01/18	2,124
1,969	3.658%, 10/01/20	2,066
3,000	3.802%, 09/01/20	3,175
1,965	3.864%, 07/01/20	2,088
2,993	3.906%, 09/01/21	3,180
2,000	3.930%, 07/01/20	2,150
4,750	3.980%, 11/01/16	5,047
1,540	3.999%, 01/01/21	1,648
1,503	4.000%, 11/01/33	1,532
2,000	4.061%, 01/01/21	2,149
7,956	4.081%, 07/01/20 - 07/01/21	8,552
1,474	4.130%, 07/01/20	1,602
2,380	4.250%, 04/01/21	2,603
1,719	4.257%, 04/01/20	1,867
4,497	4.267%, 11/01/19 - 08/01/21	4,884
2,096	4.290%, 06/01/20	2,298
5,000	4.340%, 06/01/21	5,497
1,500	4.350%, 04/01/20	1,650
1,948	4.381%, 11/01/19	2,128
2,000	4.391%, 04/01/21	2,187
2,000	4.402%, 07/01/21	2,190
2,475	4.443%, 08/01/20 - 04/01/21	2,697
1,488	4.444%, 01/01/21	1,642
1,988	4.474%, 04/01/21	2,249
972	4.500%, 03/01/20	1,068
1,967	4.515%, 02/01/20	2,174
1,485	4.526%, 01/01/21	1,637
2,000	4.536%, 05/01/21	2,207
4,399	4.540%, 01/01/20	4,883
2,000	4.546%, 02/01/20	2,206
2,977	4.629%, 02/01/21	3,299
7,869	4.681%, 12/01/19	8,757
3,968	4.794%, 01/01/21	4,437
805	5.500%, 03/01/17 - 09/01/33	866
1,995	6.000%, 06/01/39	2,136
1,130	6.500%, 01/01/36 - 07/01/36	1,249
110	7.000%, 10/01/46	124
126	10.890%, 04/15/19	143
	Government National Mortgage Association II, 30 Year, Single Family,
608	4.500%, 08/20/33	667
89	7.500%, 02/20/28 - 09/20/28	105
139	8.000%, 12/20/25 - 09/20/28	164
44	8.500%, 05/20/25	52
	Government National Mortgage Association, 15 Year, Single Family,
128	6.500%, 06/15/17 - 12/15/17	140
158	8.000%, 01/15/16	172
	Government National Mortgage Association, 30 Year, Single Family,
446	6.500%, 03/15/28 - 04/15/33	512
321	7.000%, 02/15/33 - 06/15/33	375
93	7.500%, 11/15/22 - 11/15/31	109
27	8.000%, 09/15/22 - 08/15/28	32
5	9.000%, 12/15/16	5
1,338	9.500%, 10/15/24	1,606

	Total Mortgage Pass-Through Securities (Cost $307,444)	324,412

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	125

	New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	408

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — Continued
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	2,066

		2,474

	Ohio — 0.1%
1,300	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,659
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,579

		3,238

	Total Municipal Bonds (Cost $5,147)	5,837

Supranational —0.0% (g)
	Corp. Andina de Fomento, (Supranational),
641	3.750%, 01/15/16	647
397	5.200%, 05/21/13	416

	Total Supranational (Cost $1,045)	1,063

U.S. Government Agency Securities —1.1%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,190
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,475
1,000	5.000%, 05/11/17	1,183
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,705
1,000	Zero Coupon, 09/26/19	836
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,766
5,000	Zero Coupon, 04/01/16	4,644
13,319	Zero Coupon, 10/01/19	10,783
7,000	Residual Funding Corp., Principal STRIPS, Zero Coupon, 07/15/20	5,778
300	Tennessee Valley Authority, 4.625%, 09/15/60	351
2,000	Tennessee Valley Authority Generic STRIPS, Zero Coupon, 05/01/19	1,681

	Total U.S. Government Agency Securities (Cost $36,037)	37,392

U.S. Treasury Obligations — 22.7%
	U.S. Treasury Bonds,
3,875	4.500%, 02/15/36	4,930
300	4.500%, 08/15/39	384
1,250	5.375%, 02/15/31	1,736
750	6.125%, 11/15/27	1,092
1,046	6.250%, 08/15/23	1,474
900	6.250%, 05/15/30	1,359
400	6.625%, 02/15/27	603
500	7.125%, 02/15/23	745
4,000	7.500%, 11/15/16	5,275
1,881	7.875%, 02/15/21	2,839
8,325	8.125%, 08/15/19	12,295
864	8.125%, 05/15/21	1,329
2,125	8.500%, 02/15/20	3,242
1,500	8.750%, 05/15/20	2,329
4,175	8.750%, 08/15/20	6,525
29,585	8.875%, 08/15/17	42,304
3,169	9.875%, 11/15/15	4,316
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	420
799	3.625%, 04/15/28 (m)	1,659
	U.S. Treasury Inflation Indexed Notes,
1,000	1.125%, 01/15/21	1,149
630	1.375%, 07/15/18	749
1,000	2.000%, 04/15/12	1,122
1,000	2.000%, 01/15/14	1,306
	U.S. Treasury Notes,
2,150	1.500%, 08/31/18	2,155
1,000	1.750%, 10/31/18	1,016
12,245	2.125%, 12/31/15	12,964
22,700	2.625%, 12/31/14	24,224
4,575	2.625%, 04/30/16	4,941
9,300	2.625%, 01/31/18	10,042
19,485	2.750%, 05/31/17	21,199
7,500	2.750%, 12/31/17	8,157
8,000	3.125%, 10/31/16	8,840
6,015	3.125%, 04/30/17	6,664
20,933	3.125%, 05/15/19	23,183
13,450	3.250%, 12/31/16	14,956
9,800	3.250%, 03/31/17	10,915
10,000	4.750%, 08/15/17	12,001
	U.S. Treasury STRIPS,
25,400	02/15/14 (m)	25,224
7,265	08/15/14 (m)	7,189
23,253	11/15/14 (m)	22,954
8,500	02/15/15	8,366
16,930	02/15/15 (m)	16,634
3,626	05/15/15	3,552
10,350	08/15/15	10,127
3,253	08/15/15	3,176
5,445	11/15/15	5,301
28,397	11/15/15	27,615
51,751	02/15/16	50,095
1,000	05/15/16	964
13,325	05/15/16	12,830
5,181	08/15/16	4,955
15,857	11/15/16	15,068
20,229	02/15/17	19,097
21,411	08/15/17	19,940
19,389	11/15/17	17,914

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
1,000	02/15/18	916
3,400	05/15/18	3,091
16,241	08/15/18	14,645
6,982	02/15/19	6,189
9,595	05/15/19	8,436
22,210	08/15/19	19,373
1,250	02/15/20	1,070
250	05/15/20	213
52,702	05/15/20	44,600
34,475	08/15/20	28,884
1,000	11/15/20	830
2,000	05/15/21	1,626
3,750	08/15/21	3,024
4,925	11/15/21	3,931
1,278	02/15/22	1,009
5,487	02/15/23	4,149
1,500	05/15/23	1,122
200	05/15/24	143
600	08/15/24	425
1,400	11/15/24	982
500	08/15/25	340
1,000	02/15/26	665
1,500	05/15/26	988
400	08/15/26	261
3,400	11/15/26	2,191
9,950	02/15/27	6,352
3,550	05/15/27	2,246
5,000	08/15/27	3,135
800	11/15/27	497
7,050	02/15/28	4,339
1,600	05/15/28	975
3,000	08/15/28	1,813
2,500	11/15/28	1,496
925	02/15/29	549
1,600	08/15/29	931
1,650	11/15/29	951
21,300	02/15/30	12,171
2,000	05/15/30	1,131
8,200	08/15/30	4,595
7,425	11/15/30	4,125
600	02/15/31	331
1,550	05/15/31	845
1,500	08/15/31	812
1,000	11/15/31	536
350	02/15/32	186
350	08/15/32	182
3,040	11/15/32	1,569
8,150	05/15/33	4,132
3,050	08/15/33	1,533
3,500	11/15/33	1,742
4,000	02/15/34	1,973
1,800	05/15/34	879
1,600	02/15/35	760
100	08/15/35	47

	Total U.S. Treasury Obligations (Cost $657,803)	741,376

SHARES
Short-Term Investment —1.7%
	Investment Company — 1.7%
55,960	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $55,960)	55,960

	Total Investments — 97.2% (Cost $2,968,263)	3,178,258
	Other Assets in Excess of Liabilities — 2.8%	90,282

	NET ASSETS — 100.0%	$3,268,540

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $22,267,000 which amounts to 0.7% of total investments.
(g)	Amount rounds to less than 0.1% .
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,639
Aggregate gross unrealized depreciation	(48,644)

Net unrealized appreciation/depreciation	$209,995

Federal income tax cost of investments	$2,968,263

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$89,546	$6,802	$96,348
Collateralized Mortgage
Obligations	—
Agency	—	831,778	—	831,778
Non-Agency	—	373,079	13,605	386,684
Total Collateralized Mortgage

Obligations	—	1,204,857	13,605	1,218,462

Commercial Mortgage-Backed
Securities	—	72,839	—	72,839
Corporate Bonds
Consumer Discretionary	—	46,541	—	46,541
Consumer Staples	—	26,960	—	26,960
Energy	—	30,621	—	30,621
Financials	—	310,995	1,860	312,855
Health Care	—	12,003	—	12,003
Industrials	—	27,893	—	27,893
Information Technology	—	30,540	—	30,540
Materials	—	15,643	—	15,643
Telecommunication Services	—	37,893	—	37,893
Utilities	—	61,922	—	61,922

Total Corporate Bonds	—	601,011	1,860	602,871

Foreign Government Securities	—	21,698	—	21,698
Mortgage Pass-Through Securities	—	324,412	—	324,412
Municipal Bonds	—	5,837	—	5,837
Supranational	—	1,063	—	1,063
U.S. Government Agency Securities	—	37,392	—	37,392
U.S. Treasury Obligations	—	741,376	—	741,376
Short-Term Investment	—
Investment Company	55,960	—	—	55,960

Total Investments in Securities	$55,960	$3,100,031	$22,267	$3,178,258

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Asset-Backed Securities	$2,496	$24	$(14)	$4	$7,493	$(3,996)	$795	$—	$6,802
Non-Agency CMO	2,688	(1,720)	1,266	10	13,673	(2,312)	—	—	13,605
Corporate Bonds - Financials	—	—	27	—	—	—	1,833	—	1,860

	$5,184	$(1,696)	$1,279	$14	$21,166	$(6,308)	$2,628	$—	$22,267

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $1,279,000.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
Consumer Discretionary — 10.4%
		Auto Components — 0.2%
7		Goodyear Tire & Rubber Co. (The) (a)	101
20		Johnson Controls, Inc.	632

			733

		Automobiles — 0.4%
112		Ford Motor Co. (a)	1,189
7		Harley-Davidson, Inc.	257

			1,446

		Distributors — 0.1%
5		Genuine Parts Co.	271

		Diversified Consumer Services — 0.1%
4		Apollo Group, Inc., Class A (a)	175
2		DeVry, Inc.	63
9		H&R Block, Inc.	142

			380

		Hotels, Restaurants & Leisure — 2.0%
14		Carnival Corp.	453
1		Chipotle Mexican Grill, Inc. (a)	297
4		Darden Restaurants, Inc.	190
9		International Game Technology	150
8		Marriott International, Inc., Class A	255
–	(h)	Marriott Vacations Worldwide Corp. (a)	—	(h)
30		McDonald’s Corp.	2,910
22		Starbucks Corp.	958
6		Starwood Hotels & Resorts Worldwide, Inc.	271
5		Wyndham Worldwide Corp.	172
2		Wynn Resorts Ltd.	285
14		Yum! Brands, Inc.	769

			6,710

		Household Durables — 0.2%
8		D.R. Horton, Inc.	98
2		Harman International Industries, Inc.	85
4		Leggett & Platt, Inc.	93
5		Lennar Corp., Class A	87
9		Newell Rubbermaid, Inc.	132
10		Pulte Group, Inc. (a)	61
2		Whirlpool Corp.	111

			667

		Internet & Catalog Retail — 0.9%
11		Amazon.com, Inc. (a)	2,062
6		Expedia, Inc.	160
2		Netflix, Inc. (a)	100
1		priceline.com, Inc. (a)	714

			3,036

		Leisure Equipment & Products — 0.1%
4		Hasbro, Inc.	128
10		Mattel, Inc.	292

			420

		Media — 3.1%
7		Cablevision Systems Corp., Class A	100
20		CBS Corp. (Non Voting), Class B	515
81		Comcast Corp., Class A	1,840
22		DIRECTV, Class A (a)	1,030
8		Discovery Communications, Inc., Class A (a)	339
6		Gannett Co., Inc.	69
14		Interpublic Group of Cos., Inc. (The)	133
9		McGraw-Hill Cos., Inc. (The)	380
67		News Corp., Class A	1,177
8		Omnicom Group, Inc.	356
3		Scripps Networks Interactive, Inc., Class A	116
10		Time Warner Cable, Inc.	581
31		Time Warner, Inc.	1,074
17		Viacom, Inc., Class B	759
55		Walt Disney Co. (The)	1,965
–	(h)	Washington Post Co. (The), Class B	53

			10,487

		Multiline Retail — 0.8%
2		Big Lots, Inc. (a)	78
4		Family Dollar Stores, Inc.	211
4		J.C. Penney Co., Inc.	135
8		Kohl’s Corp.	447
13		Macy’s, Inc.	408
5		Nordstrom, Inc.	219
1		Sears Holdings Corp. (a) (c)	68
20		Target Corp.	1,051

			2,617

		Specialty Retail — 1.9%
3		Abercrombie & Fitch Co., Class A	123
1		AutoNation, Inc. (a)	53
1		AutoZone, Inc. (a)	282
7		Bed Bath & Beyond, Inc. (a)	437
9		Best Buy Co., Inc.	242
7		CarMax, Inc. (a)	192
4		GameStop Corp., Class A (a)	95
10		Gap, Inc. (The)	192
46		Home Depot, Inc.	1,812
7		Limited Brands, Inc.	310
37		Lowe’s Cos., Inc.	894
4		O’Reilly Automotive, Inc. (a)	292
3		Ross Stores, Inc.	304
21		Staples, Inc.	302
4		Tiffany & Co.	252
11		TJX Cos., Inc.	694
4		Urban Outfitters, Inc. (a)	94

			6,570

		Textiles, Apparel & Luxury Goods — 0.6%
9		Coach, Inc.	534
11		NIKE, Inc., Class B	1,079
2		Ralph Lauren Corp.	271
3		V.F. Corp.	355

			2,239

		Total Consumer Discretionary	35,576

Consumer Staples — 11.2%
		Beverages — 2.6%
5		Beam, Inc.	240
3		Brown-Forman Corp., Class B	238

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Beverages — Continued
68	Coca-Cola Co. (The)	4,558
9	Coca-Cola Enterprises, Inc.	246
5	Constellation Brands, Inc., Class A (a)	106
6	Dr. Pepper Snapple Group, Inc.	234
5	Molson Coors Brewing Co., Class B	195
47	PepsiCo, Inc.	2,991

		8,808

	Food & Staples Retailing — 2.4%
13	Costco Wholesale Corp.	1,103
40	CVS Caremark Corp.	1,542
18	Kroger Co. (The)	414
10	Safeway, Inc.	207
6	SUPERVALU, Inc. (c)	46
18	Sysco Corp.	500
27	Walgreen Co.	902
52	Wal-Mart Stores, Inc.	3,057
5	Whole Foods Market, Inc.	317

		8,088

	Food Products — 1.9%
20	Archer-Daniels-Midland Co.	601
5	Campbell Soup Co.	173
12	ConAgra Foods, Inc.	309
5	Dean Foods Co. (a)	55
19	General Mills, Inc.	763
9	H.J. Heinz Co.	499
5	Hershey Co. (The)	264
4	Hormel Foods Corp.	124
3	JM Smucker Co. (The)	255
7	Kellogg Co.	363
52	Kraft Foods, Inc., Class A	1,885
4	McCormick & Co., Inc. (Non-Voting)	190
6	Mead Johnson Nutrition Co.	454
17	Sara Lee Corp.	330
9	Tyson Foods, Inc., Class A	176

		6,441

	Household Products — 2.2%
4	Clorox Co. (The)	252
14	Colgate-Palmolive Co.	1,315
12	Kimberly-Clark Corp.	827
81	Procter & Gamble Co. (The)	5,239

		7,633

	Personal Products — 0.2%
13	Avon Products, Inc.	216
3	Estee Lauder Cos., Inc. (The), Class A	394

		610

	Tobacco — 1.9%
61	Altria Group, Inc.	1,755
4	Lorillard, Inc.	456
52	Philip Morris International, Inc.	3,954
10	Reynolds American, Inc.	418

		6,583

	Total Consumer Staples	38,163

Energy — 12.3%
	Energy Equipment & Services — 2.1%
13	Baker Hughes, Inc.	703
7	Cameron International Corp. (a)	391
2	Diamond Offshore Drilling, Inc. (c)	124
7	FMC Technologies, Inc. (a)	371
27	Halliburton Co.	999
3	Helmerich & Payne, Inc.	180
8	Nabors Industries Ltd., (Bermuda) (a)	152
13	National Oilwell Varco, Inc.	897
7	Noble Corp., (Switzerland) (a)	250
4	Rowan Cos., Inc. (a)	128
40	Schlumberger Ltd.	3,002

		7,197

	Oil, Gas & Consumable Fuels — 10.2%
7	Alpha Natural Resources, Inc. (a)	160
15	Anadarko Petroleum Corp.	1,195
11	Apache Corp.	1,127
3	Cabot Oil & Gas Corp.	273
20	Chesapeake Energy Corp.	494
59	Chevron Corp.	6,082
41	ConocoPhillips	2,892
7	Consol Energy, Inc.	279
12	Denbury Resources, Inc. (a)	201
12	Devon Energy Corp.	805
23	El Paso Corp.	569
8	EOG Resources, Inc.	823
4	EQT Corp.	274
144	Exxon Mobil Corp.	11,549
9	Hess Corp.	538
21	Marathon Oil Corp.	589
11	Marathon Petroleum Corp.	351
6	Murphy Oil Corp.	320
4	Newfield Exploration Co. (a)	179
5	Noble Energy, Inc.	513
24	Occidental Petroleum Corp.	2,374
8	Peabody Energy Corp.	314
3	Pioneer Natural Resources Co.	326
5	QEP Resources, Inc.	171
5	Range Resources Corp.	341
10	Southwestern Energy Co. (a)	391
19	Spectra Energy Corp.	565
3	Sunoco, Inc.	124
4	Tesoro Corp. (a)	101
17	Valero Energy Corp.	376
17	Williams Cos., Inc. (The)	561

		34,857

	Total Energy	42,054

Financials — 13.2%
	Capital Markets — 1.8%
7	Ameriprise Financial, Inc.	320
36	Bank of New York Mellon Corp. (The)	708

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Capital Markets — Continued
3	BlackRock, Inc.	510
32	Charles Schwab Corp. (The)	381
7	E*Trade Financial Corp. (a)	69
3	Federated Investors, Inc., Class B	43
4	Franklin Resources, Inc.	433
15	Goldman Sachs Group, Inc. (The)	1,432
13	Invesco Ltd.	270
4	Legg Mason, Inc.	103
44	Morgan Stanley	648
7	Northern Trust Corp.	268
15	State Street Corp.	590
8	T. Rowe Price Group, Inc.	430

		6,205

	Commercial Banks — 2.5%
21	BB&T Corp.	477
6	Comerica, Inc.	150
27	Fifth Third Bancorp	328
8	First Horizon National Corp.	60
25	Huntington Bancshares, Inc.	134
28	KeyCorp	205
4	M&T Bank Corp.	271
16	PNC Financial Services Group, Inc.	842
37	Regions Financial Corp.	153
16	SunTrust Banks, Inc.	287
57	U.S. Bancorp	1,470
156	Wells Fargo & Co.	4,032
5	Zions Bancorp	88

		8,497

	Consumer Finance — 0.8%
31	American Express Co.	1,473
14	Capital One Financial Corp.	606
16	Discover Financial Services	384
15	SLM Corp.	195

		2,658

	Diversified Financial Services — 2.6%
299	Bank of America Corp.	1,628
86	Citigroup, Inc.	2,368
2	CME Group, Inc.	492
2	IntercontinentalExchange, Inc. (a)	264
115	JPMorgan Chase & Co. (q)	3,567
6	Leucadia National Corp.	137
6	Moody’s Corp.	206
4	NASDAQ OMX Group, Inc. (The) (a)	99
8	NYSE Euronext	221

		8,982

	Insurance — 3.6%
10	ACE Ltd., (Switzerland)	694
14	Aflac, Inc.	599
15	Allstate Corp. (The)	409
13	American International Group, Inc. (a)	301
10	Aon Corp.	443
3	Assurant, Inc.	109
52	Berkshire Hathaway, Inc., Class B (a)	4,090
8	Chubb Corp. (The)	569
5	Cincinnati Financial Corp.	143
14	Genworth Financial, Inc., Class A (a)	96
13	Hartford Financial Services Group, Inc.	234
9	Lincoln National Corp.	184
9	Loews Corp.	353
16	Marsh & McLennan Cos., Inc.	483
31	MetLife, Inc.	983
9	Principal Financial Group, Inc.	223
19	Progressive Corp. (The)	356
14	Prudential Financial, Inc.	727
3	Torchmark Corp.	132
12	Travelers Cos., Inc. (The)	695
9	Unum Group	202
10	XL Group plc, (Ireland)	200

		12,225

	Real Estate Investment Trusts (REITs) — 1.7%
4	Apartment Investment & Management Co., Class A	78
3	AvalonBay Communities, Inc.	347
4	Boston Properties, Inc.	414
9	Equity Residential	483
12	HCP, Inc.	465
6	Health Care REIT, Inc.	279
21	Host Hotels & Resorts, Inc.	295
12	Kimco Realty Corp.	189
5	Plum Creek Timber Co., Inc.	176
14	ProLogis, Inc.	377
4	Public Storage	552
9	Simon Property Group, Inc.	1,078
9	Ventas, Inc.	449
5	Vornado Realty Trust	405
16	Weyerhaeuser Co.	267

		5,854

	Real Estate Management & Development — 0.1%
10	CBRE Group, Inc. (a)	161

	Thrifts & Mortgage Finance — 0.1%
16	Hudson City Bancorp, Inc.	87
11	People’s United Financial, Inc.	138

		225

	Total Financials	44,807

Health Care — 11.5%
	Biotechnology — 1.2%
26	Amgen, Inc.	1,499
7	Biogen Idec, Inc. (a)	823
14	Celgene Corp. (a)	855
23	Gilead Sciences, Inc. (a)	908

		4,085

	Health Care Equipment & Supplies — 1.8%
17	Baxter International, Inc.	867
6	Becton, Dickinson & Co.	474
45	Boston Scientific Corp. (a)	267
3	C.R. Bard, Inc.	223
7	CareFusion Corp. (a)	164
15	Covidien plc, (Ireland)	664

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
4	DENTSPLY International, Inc.	151
3	Edwards Lifesciences Corp. (a)	224
1	Intuitive Surgical, Inc. (a)	501
31	Medtronic, Inc.	1,136
10	St. Jude Medical, Inc.	374
10	Stryker Corp.	476
3	Varian Medical Systems, Inc. (a)	215
5	Zimmer Holdings, Inc. (a)	267

		6,003

	Health Care Providers & Services — 2.1%
11	Aetna, Inc.	461
8	AmerisourceBergen Corp.	295
10	Cardinal Health, Inc.	432
8	Cigna Corp.	373
4	Coventry Health Care, Inc. (a)	140
3	DaVita, Inc. (a)	210
14	Express Scripts, Inc. (a)	658
5	Humana, Inc.	437
3	Laboratory Corp. of America Holdings (a)	256
7	McKesson Corp.	592
11	Medco Health Solutions, Inc. (a)	645
3	Patterson Cos., Inc.	83
5	Quest Diagnostics, Inc.	274
14	Tenet Healthcare Corp. (a)	65
32	UnitedHealth Group, Inc.	1,550
11	WellPoint, Inc.	752

		7,223

	Health Care Technology — 0.1%
4	Cerner Corp. (a)	262

	Life Sciences Tools & Services — 0.4%
10	Agilent Technologies, Inc. (a)	385
5	Life Technologies Corp. (a)	206
3	PerkinElmer, Inc.	63
11	Thermo Fisher Scientific, Inc. (a)	533
3	Waters Corp. (a)	216

		1,403

	Pharmaceuticals — 5.9%
46	Abbott Laboratories	2,508
9	Allergan, Inc.	760
50	Bristol-Myers Squibb Co.	1,648
30	Eli Lilly & Co.	1,139
8	Forest Laboratories, Inc. (a)	243
5	Hospira, Inc. (a)	137
81	Johnson & Johnson	5,237
91	Merck & Co., Inc.	3,252
13	Mylan, Inc. (a)	246
230	Pfizer, Inc.	4,624
4	Watson Pharmaceuticals, Inc. (a)	240

		20,034

	Total Health Care	39,010

Industrials — 10.5%
	Aerospace & Defense — 2.6%
22	Boeing Co. (The)	1,503
11	General Dynamics Corp.	706
4	Goodrich Corp.	450
23	Honeywell International, Inc.	1,251
3	L-3 Communications Holdings, Inc.	206
8	Lockheed Martin Corp.	635
8	Northrop Grumman Corp.	440
4	Precision Castparts Corp.	701
10	Raytheon Co.	476
5	Rockwell Collins, Inc.	249
8	Textron, Inc.	159
27	United Technologies Corp.	2,056

		8,832

	Air Freight & Logistics — 1.0%
5	C.H. Robinson Worldwide, Inc.	334
6	Expeditors International of Washington, Inc.	272
9	FedEx Corp.	778
29	United Parcel Service, Inc., Class B	2,078

		3,462

	Airlines — 0.1%
24	Southwest Airlines Co.	199

	Building Products — 0.0% (g)
11	Masco Corp.	101

	Commercial Services & Supplies — 0.4%
3	Avery Dennison Corp.	82
3	Cintas Corp.	100
5	Iron Mountain, Inc.	167
6	Pitney Bowes, Inc.	111
6	R.R. Donnelley & Sons Co.	83
9	Republic Services, Inc.	260
3	Stericycle, Inc. (a)	206
14	Waste Management, Inc.	436

		1,445

	Construction & Engineering — 0.2%
5	Fluor Corp.	281
4	Jacobs Engineering Group, Inc. (a)	157
6	Quanta Services, Inc. (a)	129

		567

	Electrical Equipment — 0.6%
5	Cooper Industries plc	271
22	Emerson Electric Co.	1,149
4	Rockwell Automation, Inc.	317
3	Roper Industries, Inc.	242

		1,979

	Industrial Conglomerates — 2.1%
21	3M Co.	1,698
313	General Electric Co.	4,980
14	Tyco International Ltd., (Switzerland)	658

		7,336

	Machinery — 2.3%
19	Caterpillar, Inc.	1,868
6	Cummins, Inc.	554
17	Danaher Corp.	813
12	Deere & Co.	969
5	Dover Corp.	302

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
10	Eaton Corp.	452
2	Flowserve Corp.	169
15	Illinois Tool Works, Inc.	659
9	Ingersoll-Rand plc, (Ireland)	305
3	Joy Global, Inc.	283
11	PACCAR, Inc.	438
3	Pall Corp.	187
5	Parker Hannifin Corp.	379
2	Snap-on, Inc.	88
5	Stanley Black & Decker, Inc.	325
5	Xylem, Inc.	130

		7,921

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	102
4	Equifax, Inc.	134
4	Robert Half International, Inc.	113

		349

	Road & Rail — 0.9%
32	CSX Corp.	702
10	Norfolk Southern Corp.	776
2	Ryder System, Inc.	79
14	Union Pacific Corp.	1,490

		3,047

	Trading Companies & Distributors — 0.2%
9	Fastenal Co.	363
2	W.W. Grainger, Inc.	336

		699

	Total Industrials	35,937

Information Technology — 19.1%
	Communications Equipment — 2.1%
162	Cisco Systems, Inc.	3,028
2	F5 Networks, Inc. (a)	269
4	Harris Corp.	126
7	JDS Uniphase Corp. (a)	74
16	Juniper Networks, Inc. (a)	357
8	Motorola Mobility Holdings, Inc. (a)	301
8	Motorola Solutions, Inc.	395
50	QUALCOMM, Inc.	2,718
11	Tellabs, Inc.	43

		7,311

	Computers & Peripherals — 4.5%
27	Apple, Inc. (a)	10,464
46	Dell, Inc. (a)	722
61	EMC Corp. (a)	1,403
61	Hewlett-Packard Co.	1,712
2	Lexmark International, Inc., Class A	78
11	NetApp, Inc. (a)	401
7	SanDisk Corp. (a)	348
7	Western Digital Corp. (a)	200

		15,328

	Electronic Equipment, Instruments & Components — 0.5%
5	Amphenol Corp., Class A	227
46	Corning, Inc.	616
5	FLIR Systems, Inc.	127
5	Jabil Circuit, Inc.	109
4	Molex, Inc.	101
13	TE Connectivity Ltd., (Switzerland)	406

		1,586

	Internet Software & Services — 1.9%
5	Akamai Technologies, Inc. (a)	157
34	eBay, Inc. (a)	1,002
7	Google, Inc., Class A (a)	4,458
4	Monster Worldwide, Inc. (a)	28
5	VeriSign, Inc.	165
37	Yahoo!, Inc. (a)	586

		6,396

	IT Services — 3.9%
19	Accenture plc, (Ireland), Class A	1,102
14	Automatic Data Processing, Inc.	739
9	Cognizant Technology Solutions Corp., Class A (a)	604
5	Computer Sciences Corp.	112
7	Fidelity National Information Services, Inc.	176
4	Fiserv, Inc. (a)	241
35	International Business Machines Corp.	6,630
3	MasterCard, Inc., Class A	1,181
10	Paychex, Inc.	277
8	SAIC, Inc. (a)	98
5	Teradata Corp. (a)	270
5	Total System Services, Inc.	97
15	Visa, Inc., Class A	1,465
19	Western Union Co. (The)	323

		13,315

	Office Electronics — 0.1%
41	Xerox Corp.	338

	Semiconductors & Semiconductor Equipment — 2.4%
17	Advanced Micro Devices, Inc. (a)	98
10	Altera Corp.	360
9	Analog Devices, Inc.	308
39	Applied Materials, Inc.	419
14	Broadcom Corp., Class A (a)	431
2	First Solar, Inc. (a)	83
155	Intel Corp.	3,863
5	KLA-Tencor Corp.	227
7	Linear Technology Corp.	206
17	LSI Corp. (a)	95
7	MEMC Electronic Materials, Inc. (a)	28
6	Microchip Technology, Inc.	197
30	Micron Technology, Inc. (a)	178
2	Novellus Systems, Inc. (a)	71
18	NVIDIA Corp. (a)	279
5	Teradyne, Inc. (a) (c)	74
34	Texas Instruments, Inc.	1,027

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
8	Xilinx, Inc.	256

		8,200

	Software — 3.7%
15	Adobe Systems, Inc. (a)	400
7	Autodesk, Inc. (a)	230
5	BMC Software, Inc. (a)	185
11	CA, Inc.	237
6	Citrix Systems, Inc. (a)	397
6	Compuware Corp. (a)	53
10	Electronic Arts, Inc. (a)	229
9	Intuit, Inc.	478
220	Microsoft Corp.	5,633
117	Oracle Corp.	3,658
6	Red Hat, Inc. (a)	285
4	Salesforce.com, Inc. (a)	474
22	Symantec Corp. (a)	362

		12,621

	Total Information Technology	65,095

Materials — 3.6%
	Chemicals — 2.2%
6	Air Products & Chemicals, Inc.	527
2	Airgas, Inc.	155
2	CF Industries Holdings, Inc.	270
35	Dow Chemical Co. (The)	966
28	E.I. du Pont de Nemours & Co.	1,314
4	Eastman Chemical Co.	164
9	Ecolab, Inc.	505
2	FMC Corp.	178
2	International Flavors & Fragrances, Inc.	129
16	Monsanto Co.	1,160
9	Mosaic Co. (The)	464
5	PPG Industries, Inc.	408
9	Praxair, Inc.	910
3	Sherwin-Williams Co. (The)	226
4	Sigma-Aldrich Corp.	234

		7,610

	Construction Materials — 0.1%
4	Vulcan Materials Co.	124

	Containers & Packaging — 0.1%
5	Ball Corp.	170
3	Bemis Co., Inc.	90
5	Owens-Illinois, Inc. (a)	95
5	Sealed Air Corp.	83

		438

	Metals & Mining — 1.0%
3	AK Steel Holding Corp.	28
31	Alcoa, Inc.	315
3	Allegheny Technologies, Inc.	158
4	Cliffs Natural Resources, Inc.	292
28	Freeport-McMoRan Copper & Gold, Inc.	1,108
15	Newmont Mining Corp.	1,005
9	Nucor Corp.	369
2	Titanium Metals Corp.	38
4	United States Steel Corp.	116

		3,429

	Paper & Forest Products — 0.2%
13	International Paper Co.	367
5	MeadWestvaco Corp.	150

		517

	Total Materials	12,118

Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.7%
175	AT&T, Inc.	5,071
18	CenturyLink, Inc.	683
29	Frontier Communications Corp.	168
84	Verizon Communications, Inc.	3,154
17	Windstream Corp.	200

		9,276

	Wireless Telecommunication Services — 0.3%
12	American Tower Corp., Class A (a)	689
9	MetroPCS Communications, Inc. (a)	73
88	Sprint Nextel Corp. (a)	239

		1,001

	Total Telecommunication Services	10,277

Utilities — 3.7%
	Electric Utilities — 2.0%
14	American Electric Power Co., Inc.	565
39	Duke Energy Corp.	820
10	Edison International	378
5	Entergy Corp.	367
20	Exelon Corp.	867
12	FirstEnergy Corp.	549
12	NextEra Energy, Inc.	692
5	Northeast Utilities	181
7	Pepco Holdings, Inc.	132
3	Pinnacle West Capital Corp.	153
17	PPL Corp.	512
9	Progress Energy, Inc.	473
25	Southern Co.	1,112

		6,801

	Gas Utilities — 0.1%
1	Nicor, Inc.	76
3	Oneok, Inc.	254

		330

	Independent Power Producers & Energy Traders — 0.2%
19	AES Corp. (The) (a)	234
6	Constellation Energy Group, Inc.	239
7	NRG Energy, Inc. (a)	140

		613

	Multi-Utilities — 1.4%
7	Ameren Corp.	241
13	CenterPoint Energy, Inc.	250
7	CMS Energy Corp.	156
9	Consolidated Edison, Inc.	514
17	Dominion Resources, Inc.	868
5	DTE Energy Co.	263

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Multi-Utilities — Continued
2	Integrys Energy Group, Inc.	119
8	NiSource, Inc.	190
12	PG&E Corp.	461
15	Public Service Enterprise Group, Inc.	492
3	SCANA Corp.	148
7	Sempra Energy	376
6	TECO Energy, Inc.	120
7	Wisconsin Energy Corp.	229
14	Xcel Energy, Inc.	376

		4,803

	Total Utilities	12,547

	Total Common Stocks (Cost $281,052)	335,584

Investment Company — 0.1%
3	SPDR S&P 500 ETF Trust (Cost $295)	313

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
70	0.010%, 02/16/12 (k) (n)	70
240	0.018%, 03/15/12 (k) (n)	240

	Total U.S. Treasury Obligations (Cost $310)	310

NO. OF WARRANTS
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
2	American International Group, Inc., expiring 01/19/21 (a) (Cost $–)	13

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
3,617	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m) (Cost $3,617)	3,617

Investments of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
235	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $235)	235

	Total Investments — 99.8%
	(Cost $285,509)	340,072
	Other Assets in Excess of Liabilities — 0.2%	599

	NET ASSETS — 100.0%	$340,671

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
63	E-mini S&P 500	12/16/11	$3,925	$226

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,009
Aggregate gross unrealized depreciation	(28,446)

Net unrealized appreciation/depreciation	$54,563

Federal income tax cost of investments	$285,509

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$339,749	$323	$–	$340,072
Appreciation in Other Financial Instruments
Futures Contracts	$226	$–	$–	$226

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a Warrant and U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 2.4%
	AH Mortgage Advance Trust,
178	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	177
750	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	747
267	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	266
100	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	100
	Ally Auto Receivables Trust,
46	Series 2010-1, Class A3, 1.450%, 05/15/14	47
176	Series 2010-4, Class A3, 0.910%, 11/17/14	176
	AmeriCredit Automobile Receivables Trust,
79	Series 2009-1, Class A3, 3.040%, 10/15/13	80
16	Series 2010-1, Class A3, 1.660%, 03/17/14	16
130	Series 2010-3, Class A3, 1.140%, 04/08/15	130
98	Series 2010-4, Class A2, 0.960%, 05/08/14	98
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
155	Series 2011-3, Class A2, 0.840%, 11/10/14	155
219	Series 2011-5, Class A3, 1.550%, 07/08/16	219
	Bank of America Auto Trust,
95	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	96
150	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	153
67	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	67
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	102
60	Series 2010-2, Class A3, 1.310%, 07/15/14	61
125	Series 2010-2, Class A4, 1.940%, 06/15/17	127
72	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.627%, 04/25/36	54
48	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	48
195	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	185
	Chrysler Financial Auto Securitization Trust,
52	Series 2009-A, Class A3, 2.820%, 01/15/16	52
250	Series 2010-A, Class A3, 0.910%, 08/08/13	251
300	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	303
	CNH Equipment Trust,
63	Series 2010-A, Class A3, 1.540%, 07/15/14	64
289	Series 2010-C, Class A3, 1.170%, 05/15/15	289
47	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	25
	Ford Credit Auto Owner Trust,
71	Series 2009-B, Class A3, 2.790%, 08/15/13	71
200	Series 2009-B, Class A4, 4.500%, 07/15/14	208
326	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	326
200	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	204
99	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	90
144	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	144
	Honda Auto Receivables Owner Trust,
47	Series 2009-2, Class A3, 2.790%, 01/15/13	47
100	Series 2009-2, Class A4, 4.430%, 07/15/15	102
42	Series 2009-3, Class A3, 2.310%, 05/15/13	43
150	Series 2009-3, Class A4, 3.300%, 09/15/15	153
	HSBC Home Equity Loan Trust,
86	Series 2005-2, Class A1, VAR, 0.525%, 01/20/35	76
63	Series 2006-1, Class A1, VAR, 0.415%, 01/20/36	58
72	Series 2007-3, Class APT, VAR, 1.455%, 11/20/36	64
	Huntington Auto Trust,
240	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	240
150	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	149
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	100
125	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/15	125

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
8	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	8
148	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	148
407	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	412
88	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	88
	Nissan Auto Receivables Owner Trust,
115	Series 2010-A, Class A3, 0.870%, 07/15/14	115
75	Series 2010-A, Class A4, 1.310%, 09/15/16	76
218	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	217
	Santander Drive Auto Receivables Trust,
110	Series 2010-3, Class A3, 1.200%, 06/16/14	110
100	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	101
39	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	39
225	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	225
135	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	137

	Total Asset-Backed Securities (Cost $8,067)	8,039

Collateralized Mortgage Obligations — 31.3%
	Agency CMO — 25.6%
81	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	91
	Federal Home Loan Mortgage Corp. REMICS,
7	Series 11, Class D, 9.500%, 07/15/19	7
– (h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4	Series 46, Class B, 7.800%, 09/15/20	4
1	Series 47, Class F, 10.000%, 06/15/20	1
– (h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4	Series 99, Class Z, 9.500%, 01/15/21	4
20	Series 114, Class H, 6.950%, 01/15/21	22
1	Series 1079, Class S, HB, IF, 33.150%, 05/15/21	2
1	Series 1084, Class F, VAR, 1.200%, 05/15/21	1
1	Series 1084, Class S, HB, IF, 44.100%, 05/15/21	2
11	Series 1144, Class KB, 8.500%, 09/15/21	13
– (h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
– (h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	2
13	Series 1206, Class IA, 7.000%, 03/15/22	14
9	Series 1250, Class J, 7.000%, 05/15/22	10
27	Series 1343, Class LA, 8.000%, 08/15/22	33
123	Series 1466, Class PZ, 7.500%, 02/15/23	140
2	Series 1470, Class F, VAR, 2.276%, 02/15/23	2
44	Series 1491, Class I, 7.500%, 04/15/23	50
46	Series 1518, Class G, IF, 8.850%, 05/15/23	55
40	Series 1541, Class O, VAR, 1.370%, 07/15/23	41
3	Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	5
146	Series 1608, Class L, 6.500%, 09/15/23	166
101	Series 1609, Class LG, IF, 16.792%, 11/15/23	120
4	Series 1671, Class L, 7.000%, 02/15/24	5
23	Series 1700, Class GA, PO, 02/15/24	21
233	Series 1706, Class K, 7.000%, 03/15/24	269
754	Series 1720, Class PL, 7.500%, 04/15/24	876
20	Series 1745, Class D, 7.500%, 08/15/24	23
51	Series 1798, Class F, 5.000%, 05/15/23	56
2	Series 1807, Class G, 9.000%, 10/15/20	2
215	Series 1927, Class PH, 7.500%, 01/15/27	250
103	Series 1981, Class Z, 6.000%, 05/15/27	113

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
29	Series 1987, Class PE, 7.500%, 09/15/27	33
12	Series 2025, Class PE, 6.300%, 01/15/13	12
15	Series 2033, Class SN, HB, IF, 25.701%, 03/15/24	10
40	Series 2038, Class PN, IO, 7.000%, 03/15/28	7
196	Series 2040, Class PE, 7.500%, 03/15/28	228
52	Series 2056, Class TD, 6.500%, 05/15/18	57
239	Series 2063, Class PG, 6.500%, 06/15/28	275
43	Series 2064, Class TE, 7.000%, 06/15/28	50
169	Series 2075, Class PH, 6.500%, 08/15/28	194
163	Series 2075, Class PM, 6.250%, 08/15/28	171
47	Series 2089, Class PJ, IO, 7.000%, 10/15/28	8
13	Series 2102, Class TC, 6.000%, 12/15/13	13
73	Series 2115, Class PE, 6.000%, 01/15/14	74
115	Series 2125, Class JZ, 6.000%, 02/15/29	121
20	Series 2163, Class PC, IO, 7.500%, 06/15/29	4
460	Series 2169, Class TB, 7.000%, 06/15/29	533
131	Series 2172, Class QC, 7.000%, 07/15/29	152
1	Series 2196, Class TL, 7.500%, 11/15/29	1
68	Series 2201, Class C, 8.000%, 11/15/29	81
146	Series 2210, Class Z, 8.000%, 01/15/30	174
55	Series 2224, Class CB, 8.000%, 03/15/30	66
82	Series 2256, Class MC, 7.250%, 09/15/30	95
118	Series 2259, Class ZM, 7.000%, 10/15/30	137
94	Series 2271, Class PC, 7.250%, 12/15/30	109
136	Series 2283, Class K, 6.500%, 12/15/23	146
48	Series 2296, Class PD, 7.000%, 03/15/31	56
26	Series 2306, Class K, PO, 05/15/24	23
62	Series 2306, Class SE, IF, IO, 8.400%, 05/15/24	14
70	Series 2333, Class HC, 6.000%, 07/15/31	70
46	Series 2344, Class QG, 6.000%, 08/15/16	50
1,047	Series 2344, Class ZD, 6.500%, 08/15/31	1,155
140	Series 2344, Class ZJ, 6.500%, 08/15/31	154
89	Series 2345, Class NE, 6.500%, 08/15/31	93
86	Series 2345, Class PQ, 6.500%, 08/15/16	90
84	Series 2347, Class VP, 6.500%, 03/15/20	84
138	Series 2351, Class PZ, 6.500%, 08/15/31	147
60	Series 2355, Class BP, 6.000%, 09/15/16	64
66	Series 2360, Class PG, 6.000%, 09/15/16	70
56	Series 2366, Class MD, 6.000%, 10/15/16	60
94	Series 2391, Class QR, 5.500%, 12/15/16	101
84	Series 2410, Class NG, 6.500%, 02/15/32	94
117	Series 2410, Class OE, 6.375%, 02/15/32	129
46	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	12
241	Series 2412, Class SP, IF, 15.604%, 02/15/32	301
53	Series 2423, Class MC, 7.000%, 03/15/32	59
112	Series 2423, Class MT, 7.000%, 03/15/32	124
243	Series 2435, Class CJ, 6.500%, 04/15/32	282
9	Series 2435, Class VH, 6.000%, 07/15/19	9
158	Series 2441, Class GF, 6.500%, 04/15/32	183
131	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	27
148	Series 2450, Class GZ, 7.000%, 05/15/32	172
52	Series 2450, Class SW, IF, IO, 7.752%, 03/15/32	11
256	Series 2455, Class GK, 6.500%, 05/15/32	293
386	Series 2466, Class DH, 6.500%, 06/15/32	433
273	Series 2466, Class PG, 6.500%, 04/15/32	287
169	Series 2474, Class NR, 6.500%, 07/15/32	192
331	Series 2484, Class LZ, 6.500%, 07/15/32	381

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
503	Series 2500, Class MC, 6.000%, 09/15/32	554
607	Series 2512, Class PG, 5.500%, 10/15/22	662
122	Series 2535, Class BK, 5.500%, 12/15/22	133
262	Series 2537, Class TE, 5.500%, 12/15/17	280
675	Series 2543, Class YX, 6.000%, 12/15/32	764
1,000	Series 2568, Class KG, 5.500%, 02/15/23	1,101
810	Series 2575, Class ME, 6.000%, 02/15/33	924
97	Series 2586, Class WI, IO, 6.500%, 03/15/33	17
144	Series 2587, Class CO, PO, 03/15/32	141
64	Series 2594, Class VQ, 6.000%, 08/15/20	65
236	Series 2597, Class AD, 6.500%, 03/15/32	243
21	Series 2597, Class DS, IF, IO, 7.302%, 02/15/33	1
37	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	2
121	Series 2610, Class DS, IF, IO, 6.852%, 03/15/33	3
31	Series 2611, Class SH, IF, IO, 7.402%, 10/15/21	—	(h)
352	Series 2617, Class GR, 4.500%, 05/15/18	376
12	Series 2619, Class IM, IO, 5.000%, 10/15/21	—	(h)
300	Series 2622, Class PE, 4.500%, 05/15/18	321
168	Series 2631, Class LC, 4.500%, 06/15/18	180
202	Series 2640, Class VE, 3.250%, 07/15/22	208
266	Series 2651, Class VZ, 4.500%, 07/15/18	284
368	Series 2657, Class MD, 5.000%, 12/15/20	374
202	Series 2672, Class ME, 5.000%, 11/15/22	216
497	Series 2675, Class CK, 4.000%, 09/15/18	527
166	Series 2682, Class YS, IF, 8.631%, 10/15/33	162
1,000	Series 2684, Class PO, PO, 01/15/33	917
25	Series 2684, Class TO, PO, 10/15/33	24
44	Series 2691, Class WS, IF, 8.628%, 10/15/33	43
433	Series 2695, Class DE, 4.000%, 01/15/17	439
79	Series 2705, Class SC, IF, 8.628%, 11/15/33	77
79	Series 2705, Class SD, IF, 8.681%, 11/15/33	75
312	Series 2744, Class TU, 5.500%, 05/15/32	330
48	Series 2755, Class PA, PO, 02/15/29	47
42	Series 2755, Class SA, IF, 13.704%, 05/15/30	46
7	Series 2776, Class SK, IF, 8.703%, 04/15/34	7
665	Series 2777, Class KO, PO, 02/15/33	627
300	Series 2802, Class MB, 5.500%, 11/15/31	310
98	Series 2815, Class YS, IF, 9.554%, 01/15/34	105
782	Series 2907, Class VC, 4.500%, 05/15/34	856
266	Series 2934, Class EC, PO, 02/15/20	251
242	Series 2990, Class SL, HB, IF, 23.584%, 06/15/34	343
500	Series 2999, Class ND, 4.500%, 07/15/20	548
266	Series 3068, Class AO, PO, 01/15/35	258
327	Series 3117, Class EO, PO, 02/15/36	307
40	Series 3117, Class OK, PO, 02/15/36	35
525	Series 3122, Class OH, PO, 03/15/36	478
457	Series 3137, Class XP, 6.000%, 04/15/36	516
25	Series 3149, Class SO, PO, 05/15/36	19
561	Series 3152, Class MO, PO, 03/15/36	468
256	Series 3171, Class MO, PO, 06/15/36	232
244	Series 3179, Class OA, PO, 07/15/36	225
960	Series 3202, Class HI, IF, IO, 6.402%, 08/15/36	149
233	Series 3232, Class ST, IF, IO, 6.452%, 10/15/36	35
310	Series 3253, Class PO, PO, 12/15/21	295
201	Series 3316, Class JO, PO, 05/15/37	184
524	Series 3481, Class SJ, IF, IO, 5.602%, 08/15/38	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
288		Series 3607, Class AO, PO, 04/15/36	262
241		Series 3607, Class EO, PO, 02/15/33	225
223		Series 3611, Class PO, PO, 07/15/34	204
913		Series 3666, Class VA, 5.500%, 12/15/22	1,024
919		Series 3680, Class MA, 4.500%, 07/15/39	995
1,041		Series 3819, Class ZQ, 6.000%, 04/15/36	1,216
119		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	9
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
55		Series T-41, Class 3A, VAR, 7.018%, 07/25/32	62
46		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	55
460		Series T-54, Class 2A, 6.500%, 02/25/43	514
158		Series T-54, Class 3A, 7.000%, 02/25/43	185
1,217		Series T-56, Class A5, 5.231%, 05/25/43	1,317
42		Series T-58, Class APO, PO, 09/25/43	32
331		Series T-76, Class 2A, VAR, 4.756%, 10/25/37	340
156		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	182
		Federal National Mortgage Association REMICS,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
12		Series 1989-70, Class G, 8.000%, 10/25/19	13
6		Series 1989-78, Class H, 9.400%, 11/25/19	6
4		Series 1989-83, Class H, 8.500%, 11/25/19	4
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
1		Series 1990-1, Class D, 8.800%, 01/25/20	2
2		Series 1990-7, Class B, 8.500%, 01/25/20	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
14		Series 1990-102, Class J, 6.500%, 08/25/20	15
5		Series 1990-120, Class H, 9.000%, 10/25/20	5
1		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
6		Series 1991-42, Class S, IF, 17.183%, 05/25/21	7
95		Series 1992-107, Class SB, HB, IF, 29.236%, 06/25/22	162
7		Series 1992-143, Class MA, 5.500%, 09/25/22	7
45		Series 1993-25, Class J, 7.500%, 03/25/23	52
260		Series 1993-37, Class PX, 7.000%, 03/25/23	295
92		Series 1993-54, Class Z, 7.000%, 04/25/23	104
19		Series 1993-62, Class SA, IF, 17.556%, 04/25/23	27
25		Series 1993-122, Class M, 6.500%, 07/25/23	28
10		Series 1993-165, Class SD, IF, 12.149%, 09/25/23	11
42		Series 1993-178, Class PK, 6.500%, 09/25/23	46
767		Series 1993-183, Class KA, 6.500%, 10/25/23	870
310		Series 1993-189, Class PL, 6.500%, 10/25/23	352
21		Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	25
67		Series 1993-247, Class SA, HB, IF, 25.359%, 12/25/23	102
114		Series 1993-250, Class Z, 7.000%, 12/25/23	119
98		Series 1993-257, Class C, PO, 06/25/23	98
4		Series 1994-9, Class E, PO, 11/25/23	4
175		Series 1996-14, Class SE, IF, IO, 8.550%, 08/25/23	39
8		Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	8
22		Series 1996-59, Class J, 6.500%, 08/25/22	24

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
35	Series 1996-59, Class K, 6.500%, 07/25/23	35
87	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
87	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
46	Series 1997-27, Class J, 7.500%, 04/18/27	52
42	Series 1997-29, Class J, 7.500%, 04/20/27	46
91	Series 1997-39, Class PD, 7.500%, 05/20/27	105
35	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
5	Series 1998-4, Class C, PO, 04/25/23	4
54	Series 1998-36, Class ZB, 6.000%, 07/18/28	61
408	Series 1998-43, Class EA, PO, 04/25/23	378
213	Series 2000-2, Class ZE, 7.500%, 02/25/30	248
77	Series 2001-4, Class PC, 7.000%, 03/25/21	83
41	Series 2001-5, Class OW, 6.000%, 03/25/16	42
212	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	47
180	Series 2001-36, Class DE, 7.000%, 08/25/31	210
51	Series 2001-44, Class PD, 7.000%, 09/25/31	60
324	Series 2001-48, Class Z, 6.500%, 09/25/21	361
51	Series 2001-49, Class Z, 6.500%, 09/25/31	59
121	Series 2001-71, Class MB, 6.000%, 12/25/16	129
158	Series 2001-71, Class QE, 6.000%, 12/25/16	169
883	Series 2001-74, Class MB, 6.000%, 12/25/16	947
10	Series 2001-80, Class PE, 6.000%, 07/25/29	10
39	Series 2001-81, Class LO, PO, 01/25/32	34
107	Series 2002-1, Class HC, 6.500%, 02/25/22	114
43	Series 2002-1, Class SA, HB, IF, 24.352%, 02/25/32	64
73	Series 2002-2, Class UC, 6.000%, 02/25/17	78
148	Series 2002-3, Class OG, 6.000%, 02/25/17	158
138	Series 2002-21, Class PE, 6.500%, 04/25/32	155
261	Series 2002-24, Class AJ, 6.000%, 04/25/17	285
129	Series 2002-28, Class PK, 6.500%, 05/25/32	148
172	Series 2002-37, Class Z, 6.500%, 06/25/32	198
442	Series 2002-84, Class VB, 5.500%, 04/25/15	468
12	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
375	Series 2002-94, Class BK, 5.500%, 01/25/18	401
202	Series 2003-22, Class UD, 4.000%, 04/25/33	213
162	Series 2003-34, Class GB, 6.000%, 03/25/33	188
304	Series 2003-34, Class GE, 6.000%, 05/25/33	362
34	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	6
405	Series 2003-47, Class PE, 5.750%, 06/25/33	468
80	Series 2003-52, Class SX, HB, IF, 22.178%, 10/25/31	121
95	Series 2003-64, Class SX, IF, 13.135%, 07/25/33	102
333	Series 2003-71, Class DS, IF, 7.139%, 08/25/33	319
281	Series 2003-73, Class GA, 3.500%, 05/25/31	287
340	Series 2003-80, Class SY, IF, IO, 7.393%, 06/25/23	39
348	Series 2003-83, Class PG, 5.000%, 06/25/23	374
58	Series 2003-91, Class SD, IF, 12.071%, 09/25/33	65
60	Series 2003-106, Class US, IF, 8.689%, 11/25/23	59
397	Series 2003-116, Class SB, IF, IO, 7.343%, 11/25/33	84
57	Series 2003-128, Class KE, 4.500%, 01/25/14	58
500	Series 2003-128, Class NG, 4.000%, 01/25/19	536
99	Series 2003-130, Class SX, IF, 11.134%, 01/25/34	109
112	Series 2004-14, Class SD, IF, 8.689%, 03/25/34	111
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,073
37	Series 2004-21, Class CO, PO, 04/25/34	31
405	Series 2004-25, Class PC, 5.500%, 01/25/34	460
296	Series 2004-25, Class SA, IF, 18.818%, 04/25/34	384

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
263	Series 2004-36, Class PC, 5.500%, 02/25/34	299
226	Series 2004-36, Class SA, IF, 18.818%, 05/25/34	294
175	Series 2004-46, Class SK, IF, 15.793%, 05/25/34	210
751	Series 2004-50, Class VZ, 5.500%, 07/25/34	855
48	Series 2004-61, Class CO, PO, 10/25/31	47
134	Series 2004-61, Class SH, HB, IF, 22.959%, 11/25/32	178
155	Series 2004-74, Class SW, IF, 14.997%, 11/25/31	198
287	Series 2004-76, Class CL, 4.000%, 10/25/19	304
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,827
67	Series 2005-40, Class YA, 5.000%, 09/25/20	69
215	Series 2005-45, Class DC, HB, IF, 23.367%, 06/25/35	311
124	Series 2005-52, Class PA, 6.500%, 06/25/35	135
203	Series 2005-56, Class S, IF, IO, 6.453%, 07/25/35	33
372	Series 2005-56, Class TP, IF, 17.378%, 08/25/33	517
1,156	Series 2005-68, Class PG, 5.500%, 08/25/35	1,319
440	Series 2005-73, Class PS, IF, 16.057%, 08/25/35	533
205	Series 2005-74, Class CS, IF, 19.313%, 05/25/35	271
408	Series 2005-106, Class US, HB, IF, 23.624%, 11/25/35	596
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,126
517	Series 2006-27, Class OH, PO, 04/25/36	474
604	Series 2006-43, Class VB, 6.500%, 10/25/17	626
222	Series 2006-44, Class P, PO, 12/25/33	207
969	Series 2006-56, Class FC, VAR, 0.547%, 07/25/36	971
456	Series 2006-59, Class QO, PO, 01/25/33	420
186	Series 2006-65, Class QO, PO, 07/25/36	164
277	Series 2006-72, Class GO, PO, 08/25/36	241
484	Series 2006-77, Class PC, 6.500%, 08/25/36	551
221	Series 2006-79, Class DO, PO, 08/25/36	195
481	Series 2006-110, Class PO, PO, 11/25/36	436
1,000	Series 2006-124, Class HB, VAR, 5.961%, 11/25/36	1,092
384	Series 2007-14, Class ES, IF, IO, 6.183%, 03/25/37	58
235	Series 2007-79, Class SB, HB, IF, 23.074%, 08/25/37	329
500	Series 2007-81, Class GE, 6.000%, 08/25/37	584
1,297	Series 2007-84, Class PD, 6.000%, 08/25/32	1,325
416	Series 2007-88, Class VI, IF, IO, 6.283%, 09/25/37	70
1,070	Series 2007-91, Class ES, IF, IO, 6.203%, 10/25/37	171
32	Series 2007-97, Class MS, IF, 14.195%, 12/25/31	33
274	Series 2007-106, Class A7, VAR, 5.963%, 10/25/37	292
247	Series 2007-116, Class HI, IO, VAR, 6.301%, 01/25/38	17
188	Series 2008-10, Class XI, IF, IO, 5.973%, 03/25/38	25
237	Series 2008-16, Class IS, IF, IO, 5.943%, 03/25/38	32
242	Series 2008-28, Class QS, IF, 19.928%, 04/25/38	320
265	Series 2008-46, Class HI, IO, VAR, 6.605%, 06/25/38	19
85	Series 2008-66, Class GD, 6.000%, 06/25/30	88
285	Series 2009-69, Class PO, PO, 09/25/39	253
758	Series 2009-71, Class BC, 4.500%, 09/25/24	859
439	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	467
856	Series 2010-71, Class HJ, 5.500%, 07/25/40	947
1,362	Series 2010-133, Class A, 5.500%, 05/25/38	1,450
981	Series 2011-118, Class MT, 7.000%, 11/25/41	1,147
977	Series 2011-118, Class NT, 7.000%, 11/25/41	1,138
4	Series G-14, Class L, 8.500%, 06/25/21	5
20	Series G-18, Class Z, 8.750%, 06/25/21	24
5	Series G-22, Class G, 6.000%, 12/25/16	5
16	Series G-35, Class M, 8.750%, 10/25/21	18
61	Series G92-35, Class E, 7.500%, 07/25/22	68

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4	Series G92-42, Class Z, 7.000%, 07/25/22	4
68	Series G92-44, Class ZQ, 8.000%, 07/25/22	78
66	Series G92-54, Class ZQ, 7.500%, 09/25/22	74
14	Series G93-5, Class Z, 6.500%, 02/25/23	16
18	Series G95-1, Class C, 8.800%, 01/25/25	21
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
4	Series 218, Class 2, IO, 7.500%, 04/01/23	1
196	Series 300, Class 1, PO, 09/01/24	182
46	Series 329, Class 1, PO, 01/01/33	42
	Federal National Mortgage Association Whole Loan,
215	Series 2003-W1, Class 1A1, VAR, 6.301%, 12/25/42	245
61	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	68
149	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	176
455	Series 2005-W3, Class 2AF, VAR, 0.477%, 03/25/45	456
118	Series 2007-W7, Class 1A4, HB, IF, 37.637%, 07/25/37	214
	Government National Mortgage Association,
54	Series 1994-3, Class PQ, 7.488%, 07/16/24	65
176	Series 1994-4, Class KQ, 7.988%, 07/16/24	202
334	Series 1994-7, Class PQ, 6.500%, 10/16/24	391
81	Series 1995-3, Class DQ, 8.050%, 06/16/25	93
20	Series 1995-7, Class CQ, 7.500%, 09/16/25	22
155	Series 1996-16, Class E, 7.500%, 08/16/26	177
31	Series 1998-26, Class K, 7.500%, 09/17/25	35
452	Series 1999-10, Class ZC, 6.500%, 04/20/29	521
52	Series 1999-30, Class S, IF, IO, 8.350%, 08/16/29	10
50	Series 1999-41, Class Z, 8.000%, 11/16/29	57
42	Series 1999-44, Class PC, 7.500%, 12/20/29	48
94	Series 2000-6, Class Z, 7.500%, 02/20/30	109
17	Series 2000-9, Class Z, 8.000%, 06/20/30	20
393	Series 2000-9, Class ZJ, 8.500%, 02/16/30	493
151	Series 2000-14, Class PD, 7.000%, 02/16/30	178
44	Series 2000-16, Class ZN, 7.500%, 02/16/30	46
233	Series 2000-37, Class B, 8.000%, 12/20/30	269
126	Series 2001-7, Class PK, 6.500%, 03/20/31	136
8	Series 2001-32, Class WA, IF, 19.488%, 07/20/31	11
275	Series 2001-64, Class MQ, 6.500%, 12/20/31	293
46	Series 2002-7, Class PG, 6.500%, 01/20/32	53
66	Series 2002-31, Class S, IF, IO, 8.450%, 01/16/31	20
179	Series 2002-40, Class UK, 6.500%, 06/20/32	207
175	Series 2002-47, Class PG, 6.500%, 07/16/32	204
226	Series 2002-47, Class PY, 6.000%, 07/20/32	252
215	Series 2002-47, Class ZA, 6.500%, 07/20/32	245
17	Series 2002-51, Class SG, HB, IF, 31.396%, 04/20/31	32
100	Series 2002-54, Class GB, 6.500%, 08/20/32	113
69	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	4
95	Series 2003-4, Class NY, 5.500%, 12/20/13	99
37	Series 2003-24, Class PO, PO, 03/16/33	32
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	370
177	Series 2003-52, Class AP, PO, 06/16/33	155
38	Series 2004-28, Class S, IF, 18.974%, 04/16/34	51
63	Series 2004-68, Class PO, PO, 05/20/31	62
145	Series 2004-71, Class SB, HB, IF, 28.213%, 09/20/34	213
75	Series 2004-73, Class AE, IF, 14.336%, 08/17/34	91
709	Series 2004-90, Class SI, IF, IO, 5.845%, 10/20/34	105
211	Series 2005-68, Class DP, IF, 15.827%, 06/17/35	256
1,527	Series 2005-68, Class KI, IF, IO, 6.045%, 09/20/35	227

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
169	Series 2006-59, Class SD, IF, IO, 6.445%, 10/20/36	26
573	Series 2007-17, Class JI, IF, IO, 6.560%, 04/16/37	88
695	Series 2007-27, Class SA, IF, IO, 5.945%, 05/20/37	100
1,132	Series 2007-40, Class SB, IF, IO, 6.495%, 07/20/37	169
715	Series 2007-45, Class QA, IF, IO, 6.385%, 07/20/37	108
268	Series 2007-49, Class NO, PO, 12/20/35	262
864	Series 2007-50, Class AI, IF, IO, 6.520%, 08/20/37	134
170	Series 2007-53, Class ES, IF, IO, 6.295%, 09/20/37	26
217	Series 2007-53, Class SW, IF, 19.441%, 09/20/37	285
426	Series 2007-57, Class QA, IF, IO, 6.245%, 10/20/37	61
296	Series 2007-71, Class SB, IF, IO, 6.445%, 07/20/36	36
415	Series 2007-72, Class US, IF, IO, 6.295%, 11/20/37	60
415	Series 2007-76, Class SA, IF, IO, 6.275%, 11/20/37	60
110	Series 2008-25, Class SB, IF, IO, 6.645%, 03/20/38	18
244	Series 2008-33, Class XS, IF, IO, 7.450%, 04/16/38	41
475	Series 2008-40, Class SA, IF, IO, 6.150%, 05/16/38	83
500	Series 2008-50, Class KB, 6.000%, 06/20/38	582
594	Series 2008-55, Class SA, IF, IO, 5.945%, 06/20/38	86
507	Series 2008-93, Class AS, IF, IO, 5.445%, 12/20/38	63
236	Series 2009-6, Class SA, IF, IO, 5.850%, 02/16/39	33
239	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	44
900	Series 2009-22, Class SA, IF, IO, 6.015%, 04/20/39	124
911	Series 2009-31, Class ST, IF, IO, 6.095%, 03/20/39	118
911	Series 2009-31, Class TS, IF, IO, 6.045%, 03/20/39	120
566	Series 2009-79, Class OK, PO, 11/16/37	502
1,176	Series 2009-106, Class ST, IF, IO, 5.745%, 02/20/38	175
348	Series 2010-14, Class AO, PO, 12/20/32	327
405	Series 2010-130, Class CP, 7.000%, 10/16/40	473
993	Series 2011-137, Class WA, VAR, 5.542%, 07/20/40	1,106
	NCUA Guaranteed Notes,
779	Series 2010-C1, Class APT, 2.650%, 10/29/20	809
211	Series 2010-R3, Class 3A, 2.400%, 12/08/20	216
	Vendee Mortgage Trust,
843	Series 1993-1, Class ZB, 7.250%, 02/15/23	975
345	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	381
492	Series 1996-1, Class 1Z, 6.750%, 02/15/26	575
169	Series 1996-2, Class 1Z, 6.750%, 06/15/26	197
663	Series 1997-1, Class 2Z, 7.500%, 02/15/27	784
166	Series 1998-1, Class 2E, 7.000%, 03/15/28	194

		87,130

	Non-Agency CMO — 5.7%
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	351
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	202
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	405
	ASG Resecuritization Trust,
244	Series 2009-1, Class A60, VAR, 5.075%, 06/26/37 (e)	244
255	Series 2009-2, Class A55, VAR, 5.277%, 05/24/36 (e)	252
556	Series 2009-3, Class A65, VAR, 5.132%, 03/26/37 (e)	548
	Banc of America Alternative Loan Trust,
211	Series 2003-7, Class 2A4, 5.000%, 09/25/18	215
153	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	157
59	Series 2003-11, Class PO, PO, 01/25/34	39
	Banc of America Funding Corp.,
67	Series 2004-1, Class PO, PO, 03/25/34	54
29	Series 2004-3, Class 1A7, 5.500%, 10/25/34	29
	Banc of America Mortgage Securities, Inc.,
40	Series 2003-8, Class APO, PO, 11/25/33	31
85	Series 2004-1, Class APO, PO, 02/25/34	68

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	204
65	Series 2004-6, Class APO, PO, 07/25/34	50
	BCAP LLC Trust,
578	Series 2010-RR7, Class 2A1, VAR, 5.134%, 07/26/45 (e)	543
492	Series 2011-RR10, Class 2A1, 09/26/37 (e)	417
203	Series 2011-RR5, Class 14A3, VAR, 2.823%, 07/26/36 (e) (f) (i)	192
193	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	177
	Citigroup Mortgage Loan Trust, Inc.,
35	Series 2003-UP3, Class A3, 7.000%, 09/25/33	35
135	Series 2003-UST1, Class A1, 5.500%, 12/25/18	142
20	Series 2003-UST1, Class PO1, PO, 12/25/18	17
18	Series 2003-UST1, Class PO3, PO, 12/25/18	16
263	Series 2008-AR4, Class 1A1A, VAR, 5.174%, 11/25/38 (e)	263
	Countrywide Alternative Loan Trust,
317	Series 2002-8, Class A4, 6.500%, 07/25/32	332
1,567	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,489
248	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	254
25	Series 2005-26CB, Class A10, IF, 12.584%, 07/25/35	25
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	386
	Countrywide Home Loan Mortgage Pass-Through Trust,
307	Series 2003-26, Class 1A6, 3.500%, 08/25/33	304
57	Series 2003-J13, Class PO, PO, 01/25/34	44
91	Series 2003-J7, Class 4A3, IF, 9.441%, 08/25/18	88
155	Series 2004-5, Class 1A4, 5.500%, 06/25/34	160
48	Series 2004-HYB3, Class 2A, VAR, 2.553%, 06/20/34	36
476	Series 2005-22, Class 2A1, VAR, 2.740%, 11/25/35	309
241	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	167
	Credit Suisse Mortgage Capital Certificates,
84	Series 2010-15R, Class 7A1, VAR, 5.171%, 10/26/37 (e)	84
1,366	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	1,359
457	Series 2011-9R, Class A1, VAR, 2.259%, 03/27/46 (e)	450
164	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	169
354	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 3, Class 1A1, VAR, 5.296%, 06/25/20	340
56	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	51
	First Horizon Asset Securities, Inc.,
73	Series 2004-AR7, Class 2A1, VAR, 2.699%, 02/25/35	69
202	Series 2004-AR7, Class 2A2, VAR, 2.699%, 02/25/35	170
240	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	214
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	434
61	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	45
397	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.183%, 08/25/35	2
	JP Morgan Mortgage Trust,
138	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	127
458	Series 2006-A2, Class 5A3, VAR, 2.648%, 11/25/33	420
	MASTR Adjustable Rate Mortgages Trust,
59	Series 2004-3, Class 4A2, VAR, 2.249%, 04/25/34	52
431	Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	412
120	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	117
	MASTR Alternative Loans Trust,
347	Series 2003-9, Class 8A1, 6.000%, 01/25/34	347
918	Series 2004-4, Class 10A1, 5.000%, 05/25/24	949
46	Series 2004-7, Class 30PO, PO, 08/25/34	30
80	Series 2004-10, Class 1A1, 4.500%, 09/25/19	81
330	Series 2005-6, Class 3A1, 5.500%, 11/25/20	309

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
		MASTR Asset Securitization Trust,
212		Series 2003-2, Class 1A1, 5.000%, 03/25/18	217
35		Series 2004-8, Class PO, PO, 08/25/19	31
227		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	168
67		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.577%, 02/25/35	51
		Nomura Asset Acceptance Corp.,
92		Series 2003-A1, Class A1, 5.500%, 05/25/33	96
34		Series 2003-A1, Class A2, 6.000%, 05/25/33	34
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	14
91		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	92
–	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
75		Series 2002-QS16, Class A3, IF, 16.085%, 10/25/17	84
390		Series 2002-QS8, Class A5, 6.250%, 06/25/17	398
102		Series 2003-QS3, Class A2, IF, 15.934%, 02/25/18	114
414		Series 2003-QS9, Class A3, IF, IO, 7.293%, 05/25/18	57
370		Series 2004-QS3, Class CB, 5.000%, 03/25/19	374
34		Series 2004-QS8, Class A2, 5.000%, 06/25/34	35
45		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	45
		Salomon Brothers Mortgage Securities VII, Inc.,
140		Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	129
21		Series 2003-UP2, Class PO1, PO, 12/25/18	18
300		Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	299
		Structured Asset Securities Corp.,
203		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	205
191		Series 2005-6, Class 4A1, 5.000%, 05/25/35	188
229		Vericrest Opportunity Loan Transferee, Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	229
		WaMu Mortgage Pass-Through Certificates,
141		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	144
242		Series 2003-AR5, Class A7, VAR, 2.581%, 06/25/33	231
4		Series 2003-S10, Class A6, PO, 10/25/18	4
41		Series 2003-S11, Class 2A5, IF, 16.343%, 11/25/33	44
135		Series 2004-AR3, Class A2, VAR, 2.570%, 06/25/34	131
370		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	298
		Washington Mutual MSC Mortgage Pass-Through Certificates,
100		Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	105
24		Series 2003-MS7, Class P, PO, 03/25/33	20
		Wells Fargo Mortgage-Backed Securities Trust,
43		Series 2003-11, Class 1APO, PO, 10/25/18	38
202		Series 2003-13, Class A7, 4.500%, 11/25/18	205
178		Series 2003-15, Class 1A1, 4.750%, 12/25/18	184
165		Series 2003-K, Class 1A1, VAR, 4.432%, 11/25/33	167
71		Series 2004-7, Class 2A2, 5.000%, 07/25/19	73
198		Series 2004-BB, Class A4, VAR, 2.706%, 01/25/35	189
174		Series 2004-EE, Class 3A1, VAR, 2.737%, 12/25/34	167
260		Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	247

			19,601

		Total Collateralized Mortgage Obligations (Cost $102,072)	106,731

Commercial Mortgage-Backed Securities — 1.4%
		Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150		Series 2005-3, Class AM, 4.727%, 07/10/43	151
416		Series 2005-6, Class ASB, VAR, 5.367%, 09/10/47	436
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	55
300		Series 2006-4, Class A4, 5.634%, 07/10/46	329

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
	Bear Stearns Commercial Mortgage Securities,
205	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	214
360	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	396
1	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	1
19,144	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.242%, 12/11/49 (e)	170
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	322
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	55
349	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	362
	Morgan Stanley Reremic Trust,
500	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	500
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	417
247	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	246
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.739%, 08/15/39	1,075

	Total Commercial Mortgage- Backed Securities (Cost $4,451)	4,729

Corporate Bonds — 17.7%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	99

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	2.625%, 09/15/16 (e)	148
100	7.300%, 01/15/12	101

		249

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.300%, 03/01/13	157

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	51

	Media — 0.7%
	CBS Corp.,
25	5.750%, 04/15/20	28
135	8.875%, 05/15/19	172
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	219
100	Comcast Corp., 5.900%, 03/15/16	114
50	Cox Communications, Inc., 5.450%, 12/15/14	55
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	151
353	5.000%, 03/01/21	366
78	Discovery Communications LLC, 4.375%, 06/15/21	80
	News America, Inc.,
100	7.250%, 05/18/18	120
100	7.700%, 10/30/25	120
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	107
60	4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	113
50	6.750%, 07/01/18	58
100	8.250%, 02/14/14	113
150	8.250%, 04/01/19	186
35	8.750%, 02/14/19	44
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	231

		2,342

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	41
40	6.250%, 12/15/17	47
35	Nordstrom, Inc., 4.000%, 10/15/21	36
400	Target Corp., 6.000%, 01/15/18	483

		607

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	56
130	Home Depot, Inc., 5.400%, 03/01/16	149
77	Lowe’s Cos., Inc., 3.800%, 11/15/21	77
95	Staples, Inc., 9.750%, 01/15/14	108

		390

	Total Consumer Discretionary	3,895

	Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	87
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	257
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	106
50	4.875%, 03/15/19	58
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	77
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
100	5.500%, 04/01/13	106
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	93
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
31	3.000%, 08/25/21	31
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		925

	Food & Staples Retailing — 0.0% (g)
	Kroger Co. (The),
30	6.150%, 01/15/20	36
50	7.500%, 01/15/14	56

		92

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	52
135	8.500%, 06/15/19	162
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
106	Cargill, Inc., 4.307%, 05/14/21 (e)	113
	Kellogg Co.,
100	4.250%, 03/06/13	104
200	5.125%, 12/03/12	209
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	111
450	6.125%, 02/01/18	520

		1,286

	Household Products — 0.0% (g)
78	Procter & Gamble - ESOP, 9.360%, 01/01/21	104

	Total Consumer Staples	2,407

	Energy — 0.7%
	Energy Equipment & Services — 0.0% (g)
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	48
	Transocean, Inc., (Cayman Islands),
35	6.375%, 12/15/21	35
100	6.500%, 11/15/20	99

		182

	Oil, Gas & Consumable Fuels — 0.7%
25	Apache Corp., 6.900%, 09/15/18	31
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	175
150	ConocoPhillips, 5.750%, 02/01/19	178
80	Encana Corp., (Canada), 6.500%, 05/15/19	95
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	194
100	EOG Resources, Inc., 4.100%, 02/01/21	107
	Marathon Oil Corp.,
228	5.900%, 03/15/18	264
175	6.000%, 10/01/17	203
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
40	PC Financial Partnership, 5.000%, 11/15/14	43
97	Petro-Canada, (Canada), 6.050%, 05/15/18	114
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	196
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	222
	Statoil ASA, (Norway),
67	3.125%, 08/17/17	70
83	3.150%, 01/23/22	83
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	61
175	Total Capital S.A., (France), 2.300%, 03/15/16	179

		2,365

	Total Energy	2,547

	Financials — 10.2%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	259
75	3.100%, 01/15/15	78
75	4.600%, 01/15/20	80
	BlackRock, Inc.,
325	3.500%, 12/10/14	347
326	5.000%, 12/10/19	350
100	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	96
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	43
	Goldman Sachs Group, Inc. (The),
255	3.625%, 02/07/16	240
66	3.700%, 08/01/15	64
300	5.500%, 11/15/14	309
1,100	5.950%, 01/18/18	1,093
250	7.500%, 02/15/19	267
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	94
150	5.125%, 04/13/18	126
125	8.500%, 07/15/19	116
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d) (f) (i)	78
350	6.000%, 07/19/12 (d) (f) (i)	90
455	6.625%, 01/18/12 (d) (f) (i)	117
75	6.750%, 12/28/17 (d) (f) (i)	—	(h)
100	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	105
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	191
157	5.450%, 07/15/14	155

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
50	6.150%, 04/25/13	50
814	6.400%, 08/28/17	780
266	6.875%, 04/25/18	252
	Morgan Stanley,
104	4.000%, 07/24/15	95
195	4.200%, 11/20/14	185
147	4.750%, 04/01/14	141
800	5.300%, 03/01/13	799
166	5.500%, 07/24/20	143
450	5.625%, 09/23/19	393
175	5.750%, 08/31/12	178
100	5.750%, 01/25/21	89
250	6.000%, 05/13/14	249
100	6.625%, 04/01/18	94
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	82
178	6.700%, 03/04/20	185
45	Northern Trust Corp., 5.500%, 08/15/13	49
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	497
100	5.750%, 04/25/18	102
100	5.875%, 12/20/17	104

		8,765

	Commercial Banks — 3.2%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	101
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	246
250	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	250
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	120
123	3.400%, 01/22/15	129
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	144
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	407
200	2.500%, 09/21/15 (e)	196
100	3.900%, 04/07/15	100
200	5.200%, 07/10/14	207
250	6.050%, 12/04/17 (e)	222
	BB&T Corp.,
150	3.850%, 07/27/12	153
125	3.950%, 04/29/16	133
100	4.900%, 06/30/17	106
150	5.700%, 04/30/14	164
152	Branch Banking & Trust Co., 4.875%, 01/15/13	155
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,032
55	Comerica, Inc., 3.000%, 09/16/15	56
	Credit Suisse, (Switzerland),
100	5.400%, 01/14/20	91
350	6.000%, 02/15/18	339
350	Fifth Third Bancorp, 5.450%, 01/15/17	367
300	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	302
100	KeyCorp, 6.500%, 05/14/13	106
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	344
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	202
300	2.750%, 09/28/15 (e)	300
100	3.750%, 03/02/15 (e)	103
100	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	99
	PNC Funding Corp.,
133	4.375%, 08/11/20	141
265	5.125%, 02/08/20	293
110	5.250%, 11/15/15	119
115	5.625%, 02/01/17	125
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	257
170	SunTrust Banks, Inc., 5.250%, 11/05/12	175
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	240
	U.S. Bancorp,
150	2.450%, 07/27/15	153
208	2.875%, 11/20/14	217
250	Wachovia Bank N.A., 6.000%, 11/15/17	278
	Wachovia Corp.,
235	4.875%, 02/15/14	246
850	5.750%, 02/01/18	951
	Wells Fargo & Co.,
500	3.676%, 06/15/16	523
415	5.625%, 12/11/17	466
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	332
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	296

		10,986

	Consumer Finance — 0.6%
	American Express Credit Corp.,
139	2.800%, 09/19/16	137
200	7.300%, 08/20/13	216
250	Capital One Bank USA N.A., 8.800%, 07/15/19	291
	Capital One Financial Corp.,
100	6.750%, 09/15/17	111
245	7.375%, 05/23/14	268
	HSBC Finance Corp.,
200	5.250%, 01/15/14	207
202	6.375%, 11/27/12	208

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
33	John Deere Capital Corp., 3.150%, 10/15/21	33
100	SLM Corp., 5.375%, 01/15/13	102
91	Springleaf Finance Corp., 5.375%, 10/01/12	84
	Toyota Motor Credit Corp.,
200	2.000%, 09/15/16	199
154	3.200%, 06/17/15	162
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	100

		2,118

	Diversified Financial Services — 2.1%
250	Associates Corp. of North America, 6.950%, 11/01/18	269
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	307
	Bank of America Corp.,
80	5.625%, 07/01/20	70
300	5.650%, 05/01/18	264
170	5.750%, 12/01/17	155
100	6.500%, 08/01/16	97
125	7.375%, 05/15/14	126
425	Bank of America N.A., 5.300%, 03/15/17	373
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	101
100	4.742%, 03/11/21	110
300	5.250%, 11/07/13	322
	Caterpillar Financial Services Corp.,
100	5.500%, 03/15/16	115
150	6.200%, 09/30/13	164
65	7.050%, 10/01/18	82
100	7.150%, 02/15/19	127
	Citigroup, Inc.,
43	4.587%, 12/15/15	43
125	4.750%, 05/19/15	126
506	5.000%, 09/15/14	506
54	5.375%, 08/09/20	54
700	6.000%, 08/15/17	729
285	6.010%, 01/15/15	295
300	6.125%, 11/21/17	312
	CME Group, Inc.,
200	5.400%, 08/01/13	213
100	5.750%, 02/15/14	109
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	221
27	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	27
	General Electric Capital Corp.,
220	4.375%, 09/16/20	218
500	5.400%, 02/15/17	546
475	5.625%, 05/01/18	519
500	5.650%, 06/09/14	539
100	Textron Financial Corp., 5.400%, 04/28/13	103

		7,242

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	45
50	5.600%, 05/15/15	56
25	Aflac, Inc., 8.500%, 05/15/19	30
	American International Group, Inc.,
385	4.250%, 05/15/13	382
350	5.450%, 05/18/17	332
200	5.600%, 10/18/16	192
45	Aon Corp., 3.500%, 09/30/15	46
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	616
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	171
98	Berkshire Hathaway, Inc., 3.750%, 08/15/21	100
90	CNA Financial Corp., 5.875%, 08/15/20	90
	Jackson National Life Global Funding,
80	4.700%, 06/01/18 (e)	85
405	6.125%, 05/30/12 (e)	414
100	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	100
	Metropolitan Life Global Funding I,
175	3.650%, 06/14/18 (e)	175
222	5.200%, 09/18/13 (e)	236
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	158
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	217
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	105
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	186
200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	217
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	52

		4,058

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	123
150	6.650%, 01/15/18	160
92	HCP, Inc., 5.375%, 02/01/21	95
	Simon Property Group LP,
81	4.125%, 12/01/21	81
17	4.200%, 02/01/15	18

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
40	4.375%, 03/01/21	41
100	5.625%, 08/15/14	109
50	5.650%, 02/01/20	56
40	6.100%, 05/01/16	45
50	6.125%, 05/30/18	57
159	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	174

		959

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	23
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	520

		543

	Total Financials	34,671

	Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
400	3.875%, 11/15/21	394
44	4.500%, 03/15/20	46
40	5.700%, 02/01/19	44

		484

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	53
50	4.625%, 03/15/15	55
40	Becton Dickinson and Co., 5.000%, 05/15/19	46

		154

	Health Care Providers & Services — 0.1%
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	50
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	111
	WellPoint, Inc.,
27	5.875%, 06/15/17	31
18	7.000%, 02/15/19	21

		213

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	111
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	178
75	Merck & Co., Inc., 6.000%, 09/15/17	92

		381

	Total Health Care	1,232

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	116
47	Lockheed Martin Corp., 2.125%, 09/15/16	47
50	United Technologies Corp., 6.125%, 02/01/19	61

		224

	Airlines — 0.1%
87	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	84
39	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	40
76	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	76

		200

	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	44

	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	107
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	132
100	5.000%, 03/15/15	106
50	5.600%, 03/15/18	53
60	Waste Management, Inc., 7.375%, 03/11/19	75

		473

	Construction & Engineering — 0.0% (g)
70	Fluor Corp., 3.375%, 09/15/21	70

	Industrial Conglomerates — 0.1%
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	115
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	65

		180

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	59
25	PACCAR, Inc., 6.375%, 02/15/12	25
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		113

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
32	3.450%, 09/15/21	32
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	115
100	7.000%, 02/01/14	112
	CSX Corp.,
30	6.250%, 04/01/15	35
30	7.375%, 02/01/19	37
50	7.900%, 05/01/17	62
655	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	774
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	137
50	7.700%, 05/15/17	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — Continued
55	Ryder System, Inc., 3.600%, 03/01/16	57
	Union Pacific Corp.,
233	4.163%, 07/15/22	248
100	4.875%, 01/15/15	110
82	5.650%, 05/01/17	95
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	158

		2,055

	Total Industrials	3,359

	Information Technology — 0.7%
	Computers & Peripherals — 0.4%
256	Dell, Inc., 3.100%, 04/01/16	269
	Hewlett-Packard Co.,
195	4.375%, 09/15/21	199
325	5.400%, 03/01/17	369
200	6.125%, 03/01/14	220
	International Business Machines Corp.,
150	5.700%, 09/14/17	180
200	7.625%, 10/15/18	262

		1,499

	Electronic Equipment, Instruments &
	Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	25
150	6.875%, 07/01/13	162

		187

	Office Electronics — 0.0% (g)
	Xerox Corp.,
50	5.625%, 12/15/19	54
40	6.750%, 02/01/17	46

		100

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	36

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	28
120	Microsoft Corp., 1.625%, 09/25/15	123
	Oracle Corp.,
200	5.250%, 01/15/16	229
100	5.750%, 04/15/18	119

		499

	Total Information Technology	2,321

	Materials — 0.4%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	104
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	61
38	4.250%, 11/15/20	38
60	7.600%, 05/15/14	68
40	8.550%, 05/15/19	50
	El du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
50	4.125%, 03/06/13	52
100	6.000%, 07/15/18	121
34	Mosaic Co. (The), 3.750%, 11/15/21	34
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	105
230	Praxair, Inc., 4.625%, 03/30/15	254
150	Union Carbide Corp., 7.500%, 06/01/25	177

		1,167

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	115
100	6.500%, 04/01/19	123
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	27
50	8.950%, 05/01/14	59

		324

	Total Materials	1,491

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
100	4.450%, 05/15/21	105
135	5.100%, 09/15/14	149
150	5.500%, 02/01/18	171
15	BellSouth Corp., 5.200%, 09/15/14	16
111	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	118
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	108
61	France Telecom S.A., (France), 2.750%, 09/14/16	60
500	GTE Corp., 6.840%, 04/15/18	594
148	Qwest Corp., 6.750%, 12/01/21	155
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	259
225	5.250%, 11/15/13	217
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	279
30	5.877%, 07/15/19	28
100	Verizon Communications, Inc., 5.500%, 02/15/18	115
250	Verizon Maryland, Inc., 7.150%, 05/01/23	268
100	Verizon New England, Inc., 4.750%, 10/01/13	105

		2,747

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	163

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	139

		343

	Total Telecommunication Services	3,090

	Utilities — 1.6%
	Electric Utilities — 1.0%
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	251
150	5.300%, 01/15/19	173
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	110
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	63
25	Columbus Southern Power Co., 6.050%, 05/01/18	29
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	36
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	209
205	6.250%, 01/15/12	206
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	90
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	74
40	Georgia Power Co., 6.000%, 11/01/13	44
135	Indiana Michigan Power Co., 7.000%, 03/15/19	164
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	31
18	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	19
60	Nevada Power Co., 7.125%, 03/15/19	74
150	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	179
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44
180	Nisource Finance Corp., 4.450%, 12/01/21	182
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	27
50	6.800%, 09/01/18	60
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	147
60	PacifiCorp, 5.650%, 07/15/18	71
75	Peco Energy Co., 5.350%, 03/01/18	88
51	Public Service Co. of Colorado, 3.200%, 11/15/20	52
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	219
	Southern Co.,
45	1.950%, 09/01/16	45
40	4.150%, 05/15/14	43
30	Southwestern Public Service Co., 8.750%, 12/01/18	41
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	107
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	158
50	8.000%, 10/01/19	62
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	219
100	5.400%, 04/30/18	118

		3,611

	Gas Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	93
50	4.450%, 04/15/13	52
	Atmos Energy Corp.,
100	5.125%, 01/15/13	104
30	8.500%, 03/15/19	39
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	57
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	105
100	6.500%, 08/15/18	120
30	7.125%, 01/15/19	38

		608

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	201
150	8.875%, 01/15/19	195
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	106
50	PG&E Corp., 5.750%, 04/01/14	55
	Sempra Energy,
80	8.900%, 11/15/13	90
150	9.800%, 02/15/19	202
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	33
100	6.250%, 12/01/15	117

		999

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	232

	Total Utilities	5,450

	Total Corporate Bonds (Cost $59,064)	60,463

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Foreign Government Securities — Continued
1,000		Zero Coupon, 08/15/17	913
1,000		Zero Coupon, 08/15/18	880
1,557		Zero Coupon, 08/15/20	1,265
100		Province of Manitoba, (Canada), 2.125%, 04/22/13	102
		Province of Ontario, (Canada),
250		2.700%, 06/16/15	262
300		2.950%, 02/05/15	317

		Total Foreign Government Securities (Cost $3,644)	3,739

Mortgage Pass-Through Securities — 11.3%
		Federal Home Loan Mortgage Corp.,
177		ARM, 2.096%, 01/01/37	186
351		ARM, 2.106%, 08/01/36	369
52		ARM, 2.276%, 01/01/27	55
16		ARM, 2.375%, 07/01/26	16
613		ARM, 2.537%, 12/01/34	647
149		ARM, 2.538%, 09/01/36	158
258		ARM, 2.625%, 09/01/36	274
282		ARM, 3.165%, 03/01/37	299
242		ARM, 5.570%, 04/01/38	257
619		ARM, 6.011%, 06/01/36 - 02/01/37	663
238		ARM, 6.660%, 11/01/36	257
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
309		4.000%, 06/01/19	325
79		4.500%, 10/01/18	84
524		5.500%, 06/01/17 - 01/01/24	567
335		6.000%, 10/01/17 - 04/01/18	363
762		6.500%, 01/01/17 - 03/01/22	828
56		7.000%, 09/01/12 - 01/01/17	58
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
21		6.000%, 12/01/22	23
111		6.500%, 12/01/13 - 08/01/26	123
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
127		6.000%, 01/01/34	142
200		7.000%, 04/01/22 - 02/01/37	228
10		7.500%, 08/01/25	11
12		8.000%, 07/01/20 - 11/01/24	14
33		8.500%, 07/01/28	39
627		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	752
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		12.000%, 08/01/15 - 07/01/19	4
		Federal National Mortgage Association,
256		ARM, 1.910%, 09/01/35	269
332		ARM, 1.921%, 02/01/35	348
8		ARM, 1.947%, 03/01/19	8
232		ARM, 1.969%, 01/01/35	244
147		ARM, 2.135%, 08/01/35	153
265		ARM, 2.221%, 01/01/35	275
160		ARM, 2.299%, 11/01/33	168
288		ARM, 2.339%, 09/01/35	304
220		ARM, 2.342%, 02/01/35	232
381		ARM, 2.352%, 09/01/34	402
228		ARM, 2.356%, 08/01/34	239
179		ARM, 2.512%, 04/01/33	188
235		ARM, 2.546%, 10/01/34	248
300		ARM, 2.560%, 09/01/33	316
103		ARM, 2.589%, 08/01/36	109
190		ARM, 2.657%, 07/01/46	203
236		ARM, 2.750%, 04/01/35	248
2		ARM, 2.797%, 08/01/19	2
4		ARM, 2.848%, 06/01/26	4
352		ARM, 2.887%, 02/01/36	371
21		ARM, 3.173%, 09/01/27	22
21		ARM, 3.924%, 03/01/29	23
247		ARM, 5.742%, 02/01/37	260
182		ARM, 6.189%, 09/01/36	197
93		ARM, 6.290%, 02/01/37	97
		Federal National Mortgage Association, 15 Year, Single Family,
471		4.000%, 09/01/18 - 05/01/19	500
1,456		4.500%, 05/01/18 - 05/01/19	1,561
817		5.000%, 12/01/16 - 04/01/19	888
559		5.500%, 01/01/20 - 06/01/20	607
747		6.000%, 03/01/21 - 01/01/24	810
154		6.500%, 05/01/13 - 08/01/20	168
7		7.500%, 10/01/12	7
1		8.000%, 11/01/12	1
		Federal National Mortgage Association, 20 Year, Single Family,
168		6.000%, 04/01/24	185
226		6.500%, 05/01/22	250
		Federal National Mortgage Association, 30 Year, FHA/VA,
22		6.000%, 09/01/33	24
41		6.500%, 03/01/29	47
27		8.500%, 08/01/27 - 02/01/30	32
16		9.000%, 09/01/19 - 12/01/30	18
10		9.500%, 12/01/18	11
		Federal National Mortgage Association, 30 Year, Single Family,
209		4.500%, 08/01/33	222
2,173		5.000%, 07/01/33 - 08/01/40	2,339
923		5.500%, 09/01/33 - 12/01/33	1,012
1,246		6.000%, 12/01/32 - 09/01/37	1,380
70		6.500%, 08/01/31	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
17		7.000%, 07/01/25 - 08/01/32	19
21		7.500%, 11/01/22 - 05/01/25	24
679		8.000%, 03/01/21 - 11/01/32	797
11		8.500%, 07/01/24 - 06/01/25	13
1		9.000%, 04/01/26	1
5		10.000%, 02/01/24	6
3		12.500%, 01/01/16	3
		Federal National Mortgage Association, Other,
2,951		2.970%, 11/01/18	3,036
2,465		3.709%, 12/01/20	2,594
479		4.291%, 06/01/21	529
1,090		4.298%, 03/01/21	1,187
1,000		4.380%, 04/01/21	1,102
800		4.443%, 04/01/21	878
972		4.500%, 03/01/20	1,068
990		4.526%, 01/01/21	1,091
500		4.536%, 05/01/21	552
471		5.500%, 04/01/38	506
521		6.000%, 03/01/37	564
		Government National Mortgage Association II, 30 Year, Single Family,
71		6.000%, 03/20/28	80
17		7.500%, 02/20/28 - 09/20/28	20
48		8.000%, 12/20/25 - 10/20/28	57
28		8.500%, 03/20/25 - 05/20/25	34
		Government National Mortgage Association, 15 Year, Single Family,
43		6.000%, 10/15/17	47
–	(h)	7.500%, 02/15/12 - 03/15/12	—	(h)
25		8.000%, 01/15/16	27
		Government National Mortgage Association, 30 Year, Single Family,
703		6.000%, 11/15/28 - 12/15/38	804
483		6.500%, 01/15/24 - 12/15/35	552
476		7.000%, 08/15/23 - 06/15/35	542
33		7.500%, 11/15/22 - 09/15/28	38
13		8.000%, 05/15/22 - 08/15/28	16
8		8.500%, 11/15/17	9
15		9.000%, 08/15/16 - 11/15/24	18
293		9.500%, 01/15/17 - 12/15/25	352
7		12.000%, 11/15/19	8

		Total Mortgage Pass-Through Securities (Cost $36,574)	38,387

Supranational — 0.0% (g)
40		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	42

U.S. Government Agency Securities — 2.1%
500		Federal Farm Credit Bank, 5.125%, 11/15/18	595
		Federal National Mortgage Association,
1,300		Zero Coupon, 07/05/14	1,270
1,000		Zero Coupon, 06/01/17	913
800		5.000%, 05/11/17	946
500		Federal National Mortgage Association Interest Strip11/15/21	375
		Financing Corp. Fico,
500		Zero Coupon, 04/05/19	426
300		Zero Coupon, 09/26/19	251
1,000		Government Trust Certificate, Zero Coupon, 10/01/15	942
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,205
333		Tennessee Valley Authority STRIP, Zero Coupon, 05/01/19	280

		Total U.S. Government Agency Securities (Cost $6,799)	7,203

U.S. Treasury Obligations — 29.0%
		U.S. Treasury Bonds,
1,225		7.500%, 11/15/16	1,615
320		8.500%, 02/15/20	488
250		8.750%, 05/15/20	388
250		8.750%, 08/15/20	391
3,000		8.875%, 08/15/17	4,290
		U.S. Treasury Inflation Indexed Notes,
700		1.125%, 01/15/21	804
1,500		2.000%, 04/15/12	1,683
		U.S. Treasury Notes,
4,900		1.500%, 08/31/18	4,911
1,500		2.125%, 12/31/15	1,588
1,500		2.250%, 07/31/18	1,577
1,755		2.750%, 05/31/17	1,909
3,000		2.750%, 12/31/17	3,263
1,000		3.125%, 04/30/17	1,108
6,000		3.250%, 12/31/16	6,672
500		3.250%, 03/31/17	557
1,000		4.750%, 08/15/17	1,200
		U.S. Treasury Principal STRIPS,
202		11/15/13	201
800		02/15/14 (m)	794
4,566		05/15/14 (m)	4,528
1,500		08/15/14 (m)	1,484
3,518		11/15/14 (m)	3,473
3,325		02/15/15	3,267
32		08/15/15	31
4,952		11/15/15 (m)	4,816
5,766		02/15/16 (m)	5,581
1,072		05/15/16	1,032
2,005		08/15/16	1,917
700		11/15/16	665
1,224		02/15/17	1,156
4,446		08/15/17	4,141
1,960		11/15/17	1,811
2,200		02/15/18	2,015

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
495	05/15/19	435
4,350	08/15/19	3,794
2,000	02/15/20	1,712
150	05/15/20	128
13,748	05/15/20	11,634
12,550	08/15/20	10,515
200	05/15/21	163
100	08/15/21	81
1,350	11/15/21	1,078

	Total U.S. Treasury Obligations (Cost $92,023)	98,896

SHARES
	Short-Term Investment — 3.4%
	Investment Company — 3.4%
11,380	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $11,380)	11,380

	Total Investments — 99.7% (Cost $324,114)	339,609
	Other Assets in Excess of Liabilities — 0.3%	1,106

	NET ASSETS — 100.0%	$340,715

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the
rate in effect as of November 30, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value	Percentage
Intermediate Bond Trust	$842	0.25%

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,792
Aggregate gross unrealized depreciation	(5,297)

Net unrealized appreciation/depreciation	$15,495

Federal income tax cost of investments	$324,114

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$7,674	$365	$8,039
Collateralized Mortgage
Obligations
Agency CMO	—	87,130		87,130
Non-Agency CMO	—	19,409	192	19,601

Total Collateralized Mortgage
Obligations	—	106,539	192	106,731

Commercial Mortgage-Backed
Securities	—	4,729	—	4,729
Corporate Bonds
Consumer Discretionary	—	3,895	—	3,895
Consumer Staples	—	2,407	—	2,407
Energy	—	2,547	—	2,547
Financials	—	34,386	285	34,671
Health Care	—	1,232	—	1,232
Industrials	—	3,359	—	3,359
Information Technology	—	2,321	—	2,321
Materials	—	1,491	—	1,491
Telecommunication Services	—	3,090	—	3,090
Utilities	—	5,450	—	5,450

Total Corporate Bonds	—	60,178	285	60,463

Foreign Government Securities	—	3,739	—	3,739
Mortgage Pass-Through Securities	—	38,387	—	38,387
Supranational	—	42	—	42
U.S. Government Agency
Securities	—	7,203	—	7,203
U.S. Treasury Obligations	—	98,896	—	98,896
Short-Term Investment
Investment Company	11,380	—	—	11,380

Total Investments in Securities	$11,380	$327,387	$842	$339,609

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Asset-Backed Securities	$—	— (a)	—	(a)	$—	(a)	$250	$(125)	$240	$—	$365
Corporate Bond - Financials	—	—	4		—		—	—	281	—	285
Non-Agency CMO	1,504	(175)	136		—	(a)	237	(132)	—	(1,378)	192

	$1,504	$(175)	$140		$—		$487	$(257)	$521	$(1,378)	$842

(a)	Amount rounds to less than $1,000.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $140,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 27, 2012